Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (31.0%)

		Airlines (0.2%)

30,000,000		Southwest Airlines Company~ 1.250%, 05/01/25	$40,854,600

		Communication Services (4.7%)

50,000,000	EUR	America Movil, BV 0.000%, 03/02/24	59,152,469

		Bandwidth, Inc.

15,000,000		0.250%, 03/01/26~^	14,848,350

7,500,000		0.500%, 04/01/28*	5,583,525

		Bilibili, Inc.

27,500,000		0.500%, 12/01/26~^*	21,301,775

12,000,000		1.375%, 04/01/26~	19,296,120

5,000,000		1.250%, 06/15/27	5,914,750

25,000,000	EUR	Cellnex Telecom, SA 1.500%, 01/16/26	39,596,288

1,000,000,000	JPY	CyberAgent, Inc. 0.000%, 02/19/25	9,611,835

		Eventbrite, Inc.

2,500,000		5.000%, 12/01/25	3,519,950

1,953,000		0.750%, 09/15/26*	1,697,899

12,500,000		Hello Group, Inc. 1.250%, 07/01/25	11,506,000

		iQIYI, Inc.

20,000,000		2.000%, 04/01/25~	15,346,000

19,667,000		4.000%, 12/15/26	13,576,720

		JOYY, Inc.

10,000,000		1.375%, 06/15/26	9,332,000

10,000,000		0.750%, 06/15/25	9,430,000

5,000,000		Liberty Media Corp. / Liberty Formula One 1.000%, 01/30/23	8,246,400

15,500,000		Lyft, Inc.~ 1.500%, 05/15/25	19,554,025

18,000,000		Magnite, Inc.* 0.250%, 03/15/26	14,022,900

10,000,000		Marathon Digital Holdings, Inc.* 1.000%, 12/01/26	6,718,800

20,000,000		Match Group Financeco 2, Inc.~^* 0.875%, 06/15/26	28,678,800

15,000,000		Match Group Financeco 3, Inc.~* 2.000%, 01/15/30	23,539,800

2,500,000		Radius Global Infrastructure, Inc.* 2.500%, 09/15/26	2,319,500

		Sea, Ltd.~

48,790,000		0.250%, 09/15/26	41,129,970

15,000,000		2.375%, 12/01/25	27,674,850

9,614,000		1.000%, 12/01/24	28,820,945

		Snap, Inc.~

47,897,000		0.000%, 05/01/27*	41,104,727

24,970,000		0.750%, 08/01/26	40,656,154

10,000,000		0.250%, 05/01/25	16,445,100

55,000,000		Spotify USA, Inc.~* 0.000%, 03/15/26	48,369,200

		TechTarget, Inc.

20,000,000		0.000%, 12/15/26*	18,395,000

7,500,000		0.125%, 12/15/25	9,982,575

10,000,000		TripAdvisor, Inc.* 0.250%, 04/01/26	8,729,700

		Twitter, Inc.~

72,500,000		0.000%, 03/15/26*	64,743,950

39,000,000		0.250%, 06/15/24	40,676,610

PRINCIPAL AMOUNT			VALUE

19,250,000		World Wrestling Entertainment, Inc.~ 3.375%, 12/15/23	$40,155,308

5,000,000		Ziff Davis, Inc.* 1.750%, 11/01/26	6,003,900

		Zillow Group, Inc.

18,000,000		0.750%, 09/01/24~	23,553,180

7,500,000		1.375%, 09/01/26	10,211,625

		Zynga, Inc.

32,500,000		0.250%, 06/01/24~	39,475,475

17,500,000		0.000%, 12/15/26	17,887,975

			866,810,150

		Consumer Discretionary (6.3%)

8,625,000		2U, Inc. 2.250%, 05/01/25	8,102,411

56,393,000		Airbnb, Inc.~* 0.000%, 03/15/26	53,613,389

5,000,000		American Eagle Outfitters, Inc. 3.750%, 04/15/25	13,787,000

15,000,000		Carnival Corp.~ 5.750%, 04/01/23	30,966,750

3,009,000		Cheesecake Factory, Inc.^ 0.375%, 06/15/26	2,663,477

		Chegg, Inc.

13,457,000		0.125%, 03/15/25~	12,559,149

12,500,000		0.000%, 09/01/26	10,123,125

7,500,000		Cracker Barrel Old Country Store, Inc.^* 0.625%, 06/15/26	7,130,700

		Delivery Hero, SE

15,000,000	EUR	1.000%, 01/23/27	16,561,399

10,000,000	EUR	1.500%, 01/15/28	9,248,019

22,900,000		Dick’s Sporting Goods, Inc.~ 3.250%, 04/15/25	81,841,623

56,956,000		DraftKings, Inc.~* 0.000%, 03/15/28	43,329,847

		Etsy, Inc.~

35,000,000		0.250%, 06/15/28*	34,529,600

30,000,000		0.125%, 10/01/26	57,906,900

7,941,000		Expedia Group, Inc.^* 0.000%, 02/15/26	9,199,648

10,000,000		Farfetch, Ltd.~^ 3.750%, 05/01/27	16,531,200

30,000,000		Fiverr International, Ltd.^ 0.000%, 11/01/25	25,719,600

10,000,000		Ford Motor Company* 0.000%, 03/15/26	13,574,300

6,500,000		Groupon, Inc.* 1.125%, 03/15/26	5,656,235

15,000,000		Guess?, Inc.~ 2.000%, 04/15/24	17,092,200

10,000,000		Li Auto, Inc.* 0.250%, 05/01/28	11,685,100

70,000,000		Lucid Group, Inc.~* 1.250%, 12/15/26	58,118,200

13,000,000		Luminar Technologies, Inc.* 1.250%, 12/15/26	12,899,770

7,000,000		Marriott Vacations Worldwide Corp.* 01/15/26	7,803,880

10,000,000		Meituan 0.000%, 04/27/27	9,316,100

12,500,000		MercadoLibre, Inc.~^ 2.000%, 08/15/28	33,078,750

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

7,500,000		National Vision Holdings, Inc. 2.500%, 05/15/25	$11,151,900

20,000,000		NCL Corp. Ltd- Class C~^* 1.125%, 02/15/27 NIO, Inc.*	18,861,800

10,199,000		0.500%, 02/01/27	8,386,230

10,000,000		0.000%, 02/01/26	8,638,700

10,000,000	GBP	Ocado Group, PLC 0.750%, 01/18/27	12,020,173

47,500,000		Peloton Interactive, Inc.~^* 0.000%, 02/15/26	40,865,200

		Pinduoduo, Inc.

10,000,000		0.000%, 12/01/25	9,078,300

6,750,000		0.000%, 10/01/24~	10,341,675

5,000,000		Porch Group, Inc.* 0.750%, 09/15/26	3,874,350

3,500,000		Quotient Technology, Inc. 1.750%, 12/01/22	3,474,730

		Royal Caribbean Cruises, Ltd.

22,916,000		4.250%, 06/15/23~	29,320,793

5,000,000		2.875%, 11/15/23^	5,946,750

10,245,000		Shake Shack, Inc.* 0.000%, 03/01/28	8,407,867

10,833,000		Stride, Inc. 1.125%, 09/01/27	10,918,039

16,822,000		Tesla, Inc.~ 2.000%, 05/15/24	255,252,318

7,764,000		Vail Resorts, Inc.^ 0.000%, 01/01/26	7,783,798

11,632,000		Vroom, Inc.* 0.750%, 07/01/26	6,487,515

		Wayfair, Inc.~

35,000,000		1.000%, 08/15/26	46,113,900

29,821,000		1.125%, 11/01/24	44,690,645

17,590,000		0.625%, 10/01/25	15,412,886

10,000,000		Winnebago Industries, Inc. 1.500%, 04/01/25	12,025,000

			1,172,090,941

		Consumer Staples (0.3%)

11,500,000		Beauty Health Company* 1.250%, 10/01/26	9,667,475

36,755,000		Beyond Meat, Inc.~* 0.000%, 03/15/27	25,363,155

15,000,000		Herbalife Nutrition, Ltd. 2.625%, 03/15/24	15,092,100

610,000,000	JPY	Yaoko Company, Ltd. 0.000%, 06/20/24	6,066,606

			56,189,336

		Energy (0.7%)

66,500,000		Pioneer Natural Resources Company~ 0.250%, 05/15/25	137,730,145

		Financials (0.9%)

65,800,000		Coinbase Global, Inc.~* 0.500%, 06/01/26	61,663,154

8,052,000		GSK Finance No 3, PLC* 0.000%, 06/22/23	7,868,656

5,000,000		Hope Bancorp, Inc. 2.000%, 05/15/38	4,924,700

25,000,000		JPMorgan Chase Bank NA 0.000%, 12/28/23	24,752,000

PRINCIPAL AMOUNT		VALUE

10,467,000	JPMorgan Chase Financial Company, LLC (Voya Financial, Inc.)§ 0.250%, 05/01/23	$11,659,400

15,000,000	LendingTree, Inc.^ 0.500%, 07/15/25	12,562,650

13,000,000	PRA Group, Inc. 3.500%, 06/01/23	14,702,740

5,000,000	Realogy Group, LLC / Realogy Co-Issuer Corp.* 0.250%, 06/15/26	4,816,550

10,000,000	SoFi Technologies, Inc.* 0.000%, 10/15/26	9,343,000

10,000,000	Upstart Holdings, Inc.* 0.250%, 08/15/26	8,636,200

		160,929,050

	Health Care (2.5%)

9,000,000	Accolade, Inc.* 0.500%, 04/01/26	7,111,440

10,500,000	Allscripts Healthcare Solutions, Inc. 0.875%, 01/01/27	16,761,360

4,000,000	Alphatec Holdings, Inc.* 0.750%, 08/01/26	3,716,720

	Bridgebio Pharma, Inc.

10,000,000	2.500%, 03/15/27	5,874,700

10,000,000	2.250%, 02/01/29*	4,909,600

3,759,000	Coherus Biosciences, Inc. 1.500%, 04/15/26	3,663,559

3,500,000	Collegium Pharmaceutical, Inc. 2.625%, 02/15/26	3,349,570

10,000,000	CONMED Corp.~ 2.625%, 02/01/24	16,243,600

3,188,000	CryoPort, Inc.* 0.750%, 12/01/26	2,586,169

15,000,000	Dexcom, Inc.~ 0.750%, 12/01/23	39,307,650

5,000,000	Evolent Health, Inc. 1.500%, 10/15/25	5,144,950

7,500,000	Global Blood Therapeutics, Inc.* 1.875%, 12/15/28	8,793,450

5,000,000	Haemonetics Corp.* 0.000%, 03/01/26	4,155,550

	Halozyme Therapeutics, Inc.

19,000,000	0.250%, 03/01/27*	16,325,180

10,000,000	1.250%, 12/01/24~	15,400,000

17,000,000	Innoviva, Inc.~ 2.500%, 08/15/25	19,954,090

9,000,000	Insmed, Inc.^ 0.750%, 06/01/28	8,668,890

10,000,000	Insulet Corp. 0.375%, 09/01/26	12,723,000

5,000,000	Intercept Pharmaceuticals, Inc. 2.000%, 05/15/26	3,071,000

11,243,000	Ionis Pharmaceuticals, Inc. 0.125%, 12/15/24	10,146,920

	Ironwood Pharmaceuticals, Inc.

9,500,000	1.500%, 06/15/26	10,536,545

7,500,000	0.750%, 06/15/24	8,318,700

2,423,000	2.250%, 06/15/22	2,464,773

22,500,000	Jazz Investments I, Ltd.~ 2.000%, 06/15/26	26,419,500

20,000,000	Livongo Health, Inc.~ 0.875%, 06/01/25	21,269,800

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

5,000,000	Mesa Laboratories, Inc. 1.375%, 08/15/25	$5,864,900

7,000,000	Natera, Inc.~^ 2.250%, 05/01/27	14,157,570

10,000,000	NeoGenomics, Inc. 0.250%, 01/15/28	7,398,200

7,500,000	Neurocrine Biosciences, Inc.~^ 2.250%, 05/15/24	9,047,025

15,000,000	Novocure, Ltd. 0.000%, 11/01/25	13,207,950

10,000,000	NuVasive, Inc. 0.375%, 03/15/25	9,548,500

40,000,000	Oak Street Health, Inc.~* 0.000%, 03/15/26	30,455,200

12,500,000	Omnicell, Inc.~ 0.250%, 09/15/25	20,130,000

2,500,000	OPKO Health, Inc. 4.500%, 02/15/25	2,871,850

11,233,000	Pacira BioSciences, Inc.^ 0.750%, 08/01/25	12,755,521

4,000,000	Revance Therapeutics, Inc. 1.750%, 02/15/27	3,346,160

17,500,000	Sarepta Therapeutics, Inc.~ 1.500%, 11/15/24	22,147,825

12,500,000	SmileDirectClub, Inc.* 0.000%, 02/01/26	5,073,250

10,000,000	Supernus Pharmaceuticals, Inc. 0.625%, 04/01/23	9,889,800

5,000,000	Tabula Rasa HealthCare, Inc. 1.750%, 02/15/26	3,987,750

7,000,000	Tilray, Inc. 5.000%, 10/01/23	6,556,690

5,000,000	Travere Therapeutics, Inc. 2.500%, 09/15/25	5,181,950

2,000,000	Vocera Communications, Inc.* 0.500%, 09/15/26	2,875,100

		461,411,957

	Industrials (1.0%)

4,750,000	Aerojet Rocketdyne Holdings, Inc.~ 2.250%, 12/15/23	7,295,952

10,285,000	Air Canada 4.000%, 07/01/25	14,477,475

10,000,000	American Airlines Group, Inc. 6.500%, 07/01/25	13,086,200

12,000,000	Array Technologies, Inc.* 1.000%, 12/01/28	9,279,720

15,000,000	Chart Industries, Inc.* 1.000%, 11/15/24	32,276,700

11,250,000	FTI Consulting, Inc.~ 2.000%, 08/15/23	16,729,200

6,600,000	Greenbrier Companies, Inc.^* 2.875%, 04/15/28	6,814,500

15,000,000	John Bean Technologies Corp.* 0.250%, 05/15/26	15,393,600

8,467,000	Middleby Corp. 1.000%, 09/01/25	12,767,559

10,000,000	Spirit Airlines, Inc.^ 1.000%, 05/15/26	8,714,900

4,000,000	Stem, Inc.* 0.500%, 12/01/28	3,013,320

27,500,000	Upwork, Inc.* 0.250%, 08/15/26	23,197,625

PRINCIPAL AMOUNT		VALUE

15,000,000	Virgin Galactic Holdings, Inc. 2.500%, 02/01/27	$13,880,850

		176,927,601

	Information Technology (13.6%)

20,000,000	3D Systems Corp.~* 0.000%, 11/15/26	17,370,200

7,500,000	8x8, Inc.^ 0.500%, 02/01/24	7,400,925

30,056,000	Affirm Holdings, Inc.~* 0.000%, 11/15/26	23,515,213

	Akamai Technologies, Inc.~

55,000,000	0.125%, 05/01/25	70,799,300

43,500,000	0.375%, 09/01/27	49,824,030

10,000,000	Altair Engineering, Inc.~ 0.250%, 06/01/24	14,254,600

	Alteryx, Inc.

10,000,000	1.000%, 08/01/26	8,671,200

10,000,000	0.500%, 08/01/24^	9,236,900

50,000,000	Avalara, Inc.~^* 0.250%, 08/01/26	43,902,500

5,000,000	Avaya Holdings Corp. 2.250%, 06/15/23	5,137,750

7,500,000	Benefitfocus, Inc. 1.250%, 12/15/23	7,240,500

16,398,000	Bentley Systems, Inc.* 0.125%, 01/15/26	15,565,146

7,500,000	BigCommerce Holdings, Inc.* 0.250%, 10/01/26	6,407,250

50,000,000	Bill.com Holdings, Inc. 0.000%, 12/01/25	70,256,000

	Blackline, Inc.~

50,000,000	0.000%, 03/15/26*	44,499,000

24,000,000	0.125%, 08/01/24^	32,943,840

10,000,000	Block, Inc. 0.000%, 05/01/26	9,308,400

25,000,000	Box, Inc. 0.000%, 01/15/26	29,761,750

3,000,000	CalAmp Corp. 2.000%, 08/01/25	2,688,120

20,000,000	Ceridian HCM Holding, Inc.~* 0.250%, 03/15/26	18,312,000

	Cloudflare, Inc.~

40,000,000	0.000%, 08/15/26*	37,058,800

6,898,000	0.750%, 05/15/25	18,042,754

10,000,000	Confluent, Inc.* 0.000%, 01/15/27	9,824,200

	Coupa Software, Inc.~

33,000,000	0.375%, 06/15/26^	29,455,800

32,876,000	0.125%, 06/15/25	36,780,354

11,000,000	CSG Systems International, Inc.~ 4.250%, 03/15/36	11,249,920

10,000,000	CyberArk Software, Ltd. 0.000%, 11/15/24	11,166,900

20,000,000	Datadog, Inc.~ 0.125%, 06/15/25	34,208,200

55,000,000	DigitalOcean Holdings, Inc.~* 0.000%, 12/01/26	44,487,300

	Dropbox, Inc.~*

27,750,000	0.000%, 03/01/28	27,269,647

23,000,000	0.000%, 03/01/26	22,344,270

	Enphase Energy, Inc.*

16,000,000	0.000%, 03/01/28~	14,648,640

10,000,000	0.000%, 03/01/26	9,196,500

26,000,000	Envestnet, Inc.~* 0.750%, 08/15/25	25,251,200

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

8,000,000	Everbridge, Inc.* 0.000%, 03/15/26	$6,617,040

50,000,000	Fastly, Inc.~* 0.000%, 03/15/26	39,352,500

5,000,000	fuboTV, Inc.* 3.250%, 02/15/26	3,844,600

5,200,000	GDS Holdings, Ltd. 2.000%, 06/01/25	5,953,324

20,000,000	Guidewire Software, Inc.~ 1.250%, 03/15/25	21,806,200

2,500,000	i3 Verticals, LLC 1.000%, 02/15/25	2,335,425

6,500,000	II-VI, Inc. 0.250%, 09/01/22	9,007,375

5,000,000	Impinj, Inc.* 1.125%, 05/15/27	5,219,550

15,000,000	Infinera Corp.~ 2.125%, 09/01/24	16,577,850

13,000,000	Insight Enterprises, Inc.~^ 0.750%, 02/15/25	18,753,670

15,000,000	Itron, Inc.^* 0.000%, 03/15/26	13,413,450

15,000,000	Jamf Holding Corp.* 0.125%, 09/01/26	14,598,600

6,000,000	Lenovo Group, Ltd. 3.375%, 01/24/24	8,159,460

	LivePerson, Inc.

17,500,000	0.000%, 12/15/26	13,907,250

7,500,000	0.750%, 03/01/24	8,007,225

	Lumentum Holdings, Inc.~

43,000,000	0.500%, 12/15/26	52,021,400

20,000,000	0.250%, 03/15/24	34,301,600

	Mandiant, Inc.

15,500,000	0.875%, 06/01/24	15,404,985

5,000,000	1.625%, 06/01/35	4,990,500

	MicroStrategy, Inc.

29,523,000	0.000%, 02/15/27~*	19,263,167

9,601,000	0.750%, 12/15/25^	11,007,066

55,500,000	MongoDB, Inc.~ 0.250%, 01/15/26	111,811,410

15,000,000	New Relic, Inc.~^ 0.500%, 05/01/23	17,630,100

20,000,000	Nice Systems, Inc.~ 1.250%, 01/15/24	61,385,000

10,000,000	Nova, Ltd.~ 0.000%, 10/15/25	16,347,600

6,000,000	Nuance Communications, Inc.~ 1.250%, 04/01/25	16,910,940

11,460,000	Nutanix, Inc.* 0.250%, 10/01/27	9,747,761

	Okta, Inc.~

43,500,000	0.375%, 06/15/26	48,569,925

37,500,000	0.125%, 09/01/25	46,971,375

10,000,000	OSI Systems, Inc.~ 1.250%, 09/01/22	9,982,400

	Palo Alto Networks, Inc.~

62,925,000	0.750%, 07/01/23	123,349,990

50,000,000	0.375%, 06/01/25	88,963,500

4,500,000	PAR Technology Corp. 2.875%, 04/15/26	5,450,355

32,500,000	Pegasystems, Inc.~^ 0.750%, 03/01/25	33,038,525

7,707,000	Perficient, Inc.* 0.125%, 11/15/26	6,851,600

12,500,000	Progress Software Corp.* 1.000%, 04/15/26	12,556,500

PRINCIPAL AMOUNT		VALUE

	PROS Holdings, Inc.

5,000,000	1.000%, 05/15/24	$4,644,200

2,000,000	2.250%, 09/15/27	1,972,800

	Q2 Holdings, Inc.

20,000,000	0.125%, 11/15/25~	17,631,800

5,625,000	0.750%, 06/01/26	5,768,719

12,500,000	Rapid7, Inc.~* 0.250%, 03/15/27	14,207,500

7,500,000	Repay Holdings Corp.* 0.000%, 02/01/26	6,475,575

	RingCentral, Inc.

31,100,000	0.000%, 03/15/26~	26,815,975

10,000,000	0.000%, 03/01/25	9,159,600

17,500,000	Sailpoint Technologies Holdings, Inc.~ 0.125%, 09/15/24	25,907,175

	Shift4 Payments, Inc.*

17,500,000	0.500%, 08/01/27^	14,850,850

15,000,000	0.000%, 12/15/25	15,079,800

10,426,000	Shopify, Inc.^ 0.125%, 11/01/25	11,158,427

30,000,000	Silicon Laboratories, Inc.~ 0.625%, 06/15/25	44,183,100

5,000,000	SMART Global Holdings, Inc. 2.250%, 02/15/26	7,895,950

	Splunk, Inc.

40,000,000	0.500%, 09/15/23~	43,688,400

27,500,000	1.125%, 09/15/25~	30,718,875

10,000,000	1.125%, 06/15/27	9,121,200

	Square, Inc.~

35,000,000	0.500%, 05/15/23	57,673,700

20,000,000	0.125%, 03/01/25	25,014,000

15,000,000	Teradyne, Inc.~ 1.250%, 12/15/23	56,026,350

22,000,000	Tyler Technologies, Inc.~* 0.250%, 03/15/26	25,040,400

70,074,000	Unity Software, Inc.~* 0.000%, 11/15/26	58,861,459

10,000,000	Verint Systems, Inc.* 0.250%, 04/15/26	10,400,100

5,000,000	Veritone, Inc.* 1.750%, 11/15/26	3,936,350

10,000,000	Vishay Intertechnology, Inc. 2.250%, 06/15/25	10,259,000

10,000,000	Weibo Corp.^ 1.250%, 11/15/22	9,881,500

4,217,000	Wix.com, Ltd. 0.000%, 07/01/23	4,885,184

10,000,000	Wolfspeed, Inc.~^ 1.750%, 05/01/26	21,328,800

50,000,000	Workday, Inc.~ 0.250%, 10/01/22	86,399,000

17,500,000	Workiva, Inc.~ 1.125%, 08/15/26	28,476,175

	Zendesk, Inc.~

36,000,000	0.625%, 06/15/25	41,541,840

10,000,000	0.250%, 03/15/23	16,027,300

22,500,000	Zscaler, Inc.~ 0.125%, 07/01/25	40,637,925

		2,537,857,356

	Materials (0.3%)

10,000,000	Allegheny Technologies, Inc. 3.500%, 06/15/25	14,125,000

10,000,000	Amyris, Inc.* 1.500%, 11/15/26	7,608,300

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

3,124,000		Lithium Americas Corp.* 1.750%, 01/15/27	$2,768,614

20,000,000	CHF	Sika, AG 0.150%, 06/05/25	36,661,738

			61,163,652

		Real Estate (0.4%)

20,000,000	EUR	ANLLIAN Capital, Ltd. 0.000%, 02/05/25	28,296,344

7,500,000		iStar, Inc.~ 3.125%, 09/15/22	11,811,300

12,500,000		Opendoor Technologies, Inc.* 0.250%, 08/15/26	10,431,375

		Redfin Corp.^

20,000,000		0.500%, 04/01/27*	14,738,200

15,000,000		0.000%, 10/15/25	12,155,700

			77,432,919

		Utilities (0.1%)

12,500,000		NextEra Energy Partners, LP^* 0.000%, 06/15/24	12,382,125

10,000,000		Sunnova Energy International, Inc.^* 0.250%, 12/01/26	8,390,700

			20,772,825

		TOTAL CONVERTIBLE BONDS (Cost $5,290,246,270)	5,770,170,532

NUMBER OF SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (1.9%)

		Communication Services (0.1%)

21,292		2020 Cash Mandatory Exchangeable Trust~* 5.250%, 06/01/23	21,237,599

		Consumer Discretionary (0.2%)

266,491		Aptiv, PLC~ 5.500%, 06/15/23	41,513,968

		Financials (0.1%)

15,000		2020 Mandatory Exchangeable Trust~^* 6.500%, 05/16/23	16,932,990

		Health Care (0.4%)

590,000		Avantor, Inc.~ 6.250%, 05/15/22	67,378,000

3,500		Danaher Corp. 4.750%, 04/15/22	6,671,875

			74,049,875

		Industrials (0.1%)

178,572		Clarivate, PLC 5.250%, 06/01/24	12,325,039

47,143		RBC Bearings, Inc. 5.000%, 10/15/24	4,515,828

104,200		Stanley Black & Decker, Inc.~^ 5.250%, 11/15/22	10,875,354

			27,716,221

NUMBER OF SHARES		VALUE

	Information Technology (0.1%)

50,000	II-VI, Inc.^ 6.000%, 07/01/23	$13,180,000

	Utilities (0.9%)

	American Electric Power Company, Inc.

400,000	6.125%, 08/15/23~	21,232,000

99,780	6.125%, 03/15/22	5,053,857

300,000	DTE Energy Company 6.250%, 11/01/22	15,255,000

308,881	Essential Utilities, Inc.~ 6.000%, 04/30/22	18,075,716

	NextEra Energy, Inc.

650,000	4.872%, 09/01/22~	37,804,000

300,000	6.219%, 09/01/23~^	15,417,000

205,000	5.279%, 03/01/23	10,452,950

150,000	PG&E Corp.~ 5.500%, 08/16/23	18,106,500

400,000	Southern Company~^ 6.750%, 08/01/22	21,320,000

		162,717,023

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $307,170,593)	357,347,676

COMMON STOCKS (57.6%)

	Airlines (0.1%)

444,284	Southwest Airlines Company~#	19,886,152

	Communication Services (5.0%)

271,222	Activision Blizzard, Inc.	21,429,250

62,142	Alphabet, Inc. - Class A~#	168,160,602

71,926	Alphabet, Inc. - Class C~#	195,205,006

1,607,356	AT&T, Inc.~	40,987,578

33,596	Charter Communications, Inc.#	19,933,851

1,107,795	Comcast Corp. - Class A~	55,378,672

200,243	Fox Corp. - Class A	8,131,868

697,871	Meta Platforms, Inc. - Class A~#	218,615,070

123,196	Netflix, Inc.#	52,621,939

191,469	Twitter, Inc.#	7,182,002

1,031,164	Verizon Communications, Inc.~	54,888,860

500,151	Walt Disney Company~#	71,506,589

695,000	Zynga Inc. - Class A#	6,303,650

		920,344,937

	Consumer Discretionary (5.2%)

110,787	Amazon.com, Inc.~#	331,415,987

162,064	Aptiv, PLC#	22,134,701

9,280	Booking Holdings, Inc.~#	22,792,886

11,790	Chipotle Mexican Grill, Inc. - Class A#	17,514,988

70,789	Darden Restaurants, Inc.~	9,901,257

61,402	Dollar General Corp.~	12,801,089

215,048	DR Horton, Inc.~	19,186,582

201,657	eBay, Inc.	12,113,536

66,106	Expedia Group, Inc.#	12,116,569

710,495	Ford Motor Company~	14,423,048

256,105	General Motors Company#	13,504,417

267,714	Home Depot, Inc.~	98,245,684

216,579	Lowe’s Companies, Inc.~	51,405,026

189,589	McDonald’s Corp.	49,188,866

234,887	MGM Resorts International	10,034,373

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

NUMBER OF SHARES		VALUE

58,638	Mohawk Industries, Inc.~#	$9,257,181

399,501	NIKE, Inc. - Class B~	59,154,113

29,107	O’Reilly Automotive, Inc.#	18,970,487

58,507	PVH Corp.~	5,558,750

122,237	Ross Stores, Inc.~	11,948,667

184,130	Royal Caribbean Cruises, Ltd.^#	14,327,155

296,874	Starbucks Corp.~	29,188,652

134,302	Target Corp.~	29,604,190

41,254	Tesla, Inc.#	38,643,447

335,935	TJX Companies, Inc.~	24,177,242

36,955	Ulta Beauty, Inc.#	13,442,012

263,342	VF Corp.	17,172,532

		968,223,437

	Consumer Staples (3.0%)

497,631	Altria Group, Inc.~	25,319,465

202,414	Archer-Daniels-Midland Company~	15,181,050

130,083	Church & Dwight Company, Inc.	13,353,020

863,108	Coca-Cola Company	52,658,219

200,571	Colgate-Palmolive Company~	16,537,079

100,538	Constellation Brands, Inc. - Class A	23,902,910

79,657	Costco Wholesale Corp.~	40,237,140

219,385	General Mills, Inc.	15,067,362

161,697	Kellogg Company~	10,186,911

120,513	Kimberly-Clark Corp.	16,588,614

278,709	Kraft Heinz Company	9,977,782

288,871	Kroger Company	12,591,887

568,927	Mondelez International, Inc. - Class A	38,135,177

125,226	Monster Beverage Corp.#	10,859,599

265,395	PepsiCo, Inc.~	46,051,340

475,420	Philip Morris International, Inc.~	48,896,947

466,927	Procter & Gamble Company	74,918,437

28,500	Sanderson Farms, Inc.	5,244,000

203,514	Walgreens Boots Alliance, Inc.	10,126,857

441,628	Walmart, Inc.~	61,744,011

		547,577,807

	Energy (1.7%)

516,333	Chevron Corp.~	67,810,013

331,396	ConocoPhillips~	29,368,314

99,187	EOG Resources, Inc.~	11,057,367

608,563	Exxon Mobil Corp.~	46,226,445

231,739	Hess Corp.	21,387,192

686,453	Kinder Morgan, Inc.	11,916,824

451,731	Marathon Petroleum Corp.	32,411,699

213,053	Occidental Petroleum Corp.	8,025,706

137,606	ONEOK, Inc.	8,349,932

96,582	Phillips 66~	8,189,188

139,374	Pioneer Natural Resources Company	30,507,575

306,179	Schlumberger, NV	11,962,414

217,033	Sysco Corp.	16,961,129

93,441	Valero Energy Corp.~	7,752,800

346,360	Williams Companies, Inc.	10,370,018

		322,296,616

	Financials (5.5%)

170,622	Aflac, Inc.~	10,718,474

133,113	Allstate Corp.~	16,062,746

234,858	American Express Company~	42,232,166

486,712	American International Group, Inc.~	28,107,618

66,697	Ameriprise Financial, Inc.	20,296,564

NUMBER OF SHARES		VALUE

118,992	Arthur J Gallagher & Company	$18,793,596

100,043	Assurant, Inc.	15,257,558

2,705,132	Bank of America Corp.~	124,814,790

248,406	Bank of New York Mellon Corp.	14,720,540

359,101	Berkshire Hathaway Inc- Class B~#	112,405,795

25,772	BlackRock, Inc.~	21,208,810

125,672	Capital One Financial Corp.~	18,439,853

118,279	Cboe Global Markets, Inc.	14,019,610

466,835	Charles Schwab Corp.~	40,941,429

153,362	Chubb, Ltd.~	30,255,255

463,519	Citigroup, Inc.~	30,184,357

53,603	CME Group, Inc.	12,301,888

150,760	Discover Financial Services	17,450,470

108,411	First Republic Bank	18,819,065

144,488	Goldman Sachs Group, Inc.~	51,247,004

653,565	JPMorgan Chase & Company~	97,119,759

66,301	M&T Bank Corp.	11,230,063

183,943	Marsh & McLennan Companies, Inc.	28,261,003

200,418	MetLife, Inc.~	13,440,031

338,344	Morgan Stanley~	34,693,794

106,198	Northern Trust Corp.	12,386,935

79,811	Prudential Financial, Inc.~	8,904,513

69,278	S&P Global, Inc.	28,765,611

100,301	State Street Corp.~	9,478,445

88,960	Travelers Companies, Inc.~	14,783,373

179,260	Truist Financial Corp.	11,261,113

202,835	US Bancorp	11,802,969

1,261,486	Wells Fargo & Company~	67,867,947

320,121	Zions Bancorp NA	21,710,606

		1,029,983,750

	Health Care (6.3%)

345,132	Abbott Laboratories~	43,990,525

432,932	AbbVie, Inc.~	59,264,062

228,504	Agilent Technologies, Inc.	31,835,177

40,388	Align Technology, Inc.#	19,990,444

97,048	Amgen, Inc.~	22,043,483

32,555	Arena Pharmaceuticals, Inc.#	2,994,409

255,411	Baxter International, Inc.	21,822,316

82,949	Becton Dickinson and Company	21,080,659

49,631	Biogen, Inc.~#	11,216,606

777,842	Boston Scientific Corp.#	33,369,422

701,864	Bristol-Myers Squibb Company~	45,543,955

157,150	Centene Corp.#	12,219,984

131,500	Cerner Corp.	11,992,800

878,584	Change Healthcare, Inc.~#	17,290,533

66,873	Cigna Corp.	15,411,552

295,407	CVS Health Corp.~	31,463,800

200,470	Danaher Corp.	57,292,321

226,827	Edwards Lifesciences Corp.~#	24,769,508

244,919	Eli Lilly & Company	60,100,673

313,768	Gilead Sciences, Inc.	21,549,586

67,575	HCA Healthcare, Inc.	16,221,379

40,987	Humana, Inc.	16,087,398

37,266	Illumina, Inc.#	12,999,126

219,011	Intersect ENT, Inc.#	6,000,901

112,989	Intuitive Surgical, Inc.#	32,109,214

543,596	Johnson & Johnson~	93,656,155

60,793	Laboratory Corp. of America Holdings~#	16,496,788

62,306	McKesson Corp.	15,995,196

601,040	Merck & Company, Inc.	48,972,739

74,867	Moderna, Inc.#	12,677,229

63,741	Organon & Company	2,033,975

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

NUMBER OF SHARES		VALUE

1,310,385	Pfizer, Inc.~	$69,044,186

81,097	Quest Diagnostics, Inc.~	10,949,717

16,473	Regeneron Pharmaceuticals, Inc.~#	10,025,303

117,731	Thermo Fisher Scientific, Inc.~	68,437,030

283,989	UnitedHealth Group, Inc.~	134,204,682

100,286	Vertex Pharmaceuticals, Inc.#	24,374,512

63,530	Zimmer Biomet Holdings, Inc.	7,815,461

81,913	Zoetis, Inc.	16,365,398

		1,179,708,204

	Industrials (3.9%)

133,907	3M Company	22,231,240

100,000	Aerojet Rocketdyne Holdings, Inc.	3,859,000

70,199	Allegion, PLC	8,615,523

129,740	Boeing Company~#	25,979,138

385,159	Carrier Global Corp.	18,364,381

192,280	Caterpillar, Inc.~	38,755,957

1,009,528	CSX Corp.~	34,546,048

69,363	Deere & Company	26,108,233

233,108	Delta Air Lines, Inc.~#	9,252,056

102,133	Eaton Corp., PLC	16,180,931

270,703	Emerson Electric Company~	24,891,141

51,178	FedEx Corp.	12,582,623

147,545	Fortune Brands Home & Security, Inc.	13,894,313

59,496	General Dynamics Corp.	12,619,102

257,000	General Electric Company	24,281,360

225,230	Honeywell International, Inc.	46,055,030

90,336	IHS Markit, Ltd.	10,550,341

84,881	Illinois Tool Works, Inc.~	19,855,363

233,061	Johnson Controls International, PLC	16,936,543

89,610	L3Harris Technologies, Inc.	18,754,477

48,643	Lockheed Martin Corp.	18,928,451

200,462	Masco Corp.	12,695,258

53,397	Norfolk Southern Corp.	14,523,450

48,350	Northrop Grumman Corp.	17,884,665

89,585	Otis Worldwide Corp.	7,653,247

140,943	PACCAR, Inc.	13,106,290

166,538	Pentair, PLC	10,608,471

480,866	Raytheon Technologies Corp.~	43,369,304

98,769	Stanley Black & Decker, Inc.	17,250,006

58,756	Stryker Corp.~	14,574,426

11,969	Teledyne Technologies, Inc.#	5,044,096

254,774	Union Pacific Corp.~	62,304,982

161,594	United Parcel Service, Inc. - Class B	32,675,923

79,023	Verisk Analytics, Inc. - Class A	15,498,781

150,985	Waste Management, Inc.	22,714,183

128,900	Welbilt, Inc.#	3,061,375

111,171	Xylem Inc/NY	11,675,178

		727,880,886

	Information Technology (14.0%)

133,184	Accenture, PLC - Class A~	47,091,199

115,623	Adobe, Inc.#	61,777,369

323,888	Advanced Micro Devices, Inc.#	37,004,204

205,804	Amphenol Corp. - Class A~	16,379,940

3,689,545	Apple, Inc.~	644,858,675

429,401	Applied Materials, Inc.~	59,334,630

60,439	Autodesk, Inc.#	15,097,058

133,866	Automatic Data Processing, Inc.	27,599,153

400	Bottomline Technologies, Inc.#	22,556

106,120	Broadcom, Inc.	62,173,586

1,265,718	Cisco Systems, Inc.~	70,462,521

NUMBER OF SHARES		VALUE

125,805	Citrix Systems, Inc.	$12,824,562

174,082	Cognizant Technology Solutions Corp. - Class A~	14,870,084

12,000	Coherent, Inc.#	3,101,760

130,000	DouYu International Holdings, Ltd.#	273,000

24,358	Enphase Energy, Inc.#	3,421,568

236,167	Fidelity National Information Services, Inc.	28,321,147

158,138	Fiserv, Inc.#	16,715,187

58,786	Gartner, Inc.#	17,276,618

89,634	Global Payments, Inc.	13,434,344

338,767	HP, Inc.	12,442,912

975,213	Intel Corp.~	47,609,899

160,920	International Business Machines Corp.	21,494,084

60,802	Intuit, Inc.	33,759,094

59,754	Jack Henry & Associates, Inc.	10,027,319

25,451	Lam Research Corp.	15,014,054

180,865	Mastercard, Inc. - Class A	69,882,619

406,606	Micron Technology, Inc.~	33,451,476

1,876,482	Microsoft Corp.~	583,548,372

120,000	Momentive Global, Inc.#	2,055,600

195,000	NeoPhotonics Corp.#	2,995,200

96,652	NetApp, Inc.	8,361,365

702,291	NVIDIA Corp.	171,962,974

341,420	Oracle Corp.	27,709,647

125,640	Paychex, Inc.	14,795,366

50,138	Paycom Software, Inc.#	16,811,271

346,775	PayPal Holdings, Inc.#	59,624,494

289,803	QUALCOMM, Inc.	50,935,775

275,242	salesforce.com, Inc.#	64,029,546

87,237	TE Connectivity, Ltd.	12,475,763

156,764	Texas Instruments, Inc.~	28,137,570

485,911	Visa, Inc. - Class A~^	109,898,491

88,038	Western Digital Corp.#	4,555,086

271,950	Xilinx, Inc.~	52,635,923

		2,606,253,061

	Materials (1.5%)

79,817	Air Products and Chemicals, Inc.~	22,517,972

65,073	Avery Dennison Corp.	13,367,296

180,560	Ball Corp.	17,532,376

226,835	Corteva, Inc.	10,906,227

226,834	Dow, Inc.	13,548,795

204,264	DuPont de Nemours, Inc.	15,646,622

100,000	Forterra, Inc.#	2,347,000

621,561	Freeport-McMoRan, Inc.	23,134,500

16,203	International Flavors & Fragrances, Inc.	2,137,500

174,368	Linde, PLC	55,567,594

361,227	Medtronic, PLC	37,383,382

203,681	Newmont Corp.	12,459,167

98,009	PPG Industries, Inc.	15,309,006

42,500	ServiceNow, Inc.#	24,895,650

58,706	Sherwin-Williams Company	16,819,856

		283,572,943

	Real Estate (1.2%)

67,682	Alexandria Real Estate Equities, Inc.	13,187,161

93,387	American Tower Corp.~	23,486,830

62,263	AvalonBay Communities, Inc.~	15,206,492

86,276	Crown Castle International Corp.	15,746,233

73,872	Digital Realty Trust, Inc.	11,023,919

17,889	Equinix, Inc.	12,967,736

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

NUMBER OF SHARES		VALUE

60,110	Federal Realty Investment Trust	$7,663,424

1	Invitation Homes, Inc.	29

80,684	Mid-America Apartment Communities, Inc.	16,675,769

126,808	Prologis, Inc.~	19,886,031

44,432	Public Storage~	15,930,205

154,040	Realty Income Corp.	10,691,916

125,643	Regency Centers Corp.	9,014,885

101,914	Simon Property Group, Inc.	15,001,741

195,468	UDR, Inc.	11,110,401

158,082	Welltower, Inc.	13,694,644

301,919	Weyerhaeuser Company	12,206,585

		223,494,001

	Special Purpose Acquisition Companies (9.0%)#

625,945	10X Capital Venture Acquisition Corp.	6,278,228

250,000	10X Capital Venture Acquisition Corp. II	2,512,500

1,750,0007	Acquisition Corp.	17,412,500

65,000	ABG Acquisition Corp. I - Class A	631,800

500,000	Accelerate Acquisition Corp.	4,940,000

160,000	Accretion Acquisition Corp.	1,608,000

616,403	Acropolis Infrastructure Acquisition Corp.	6,096,226

50,000	Advanced Merger Partners, Inc.	487,000

125,000	Aesther Healthcare Acquisition Corp.	1,333,125

500,000	Aetherium Acquisition Corp.	4,995,000

750,000	AF Acquisition Corp.	7,425,000

500,000	African Gold Acquisition Corp.	4,987,500

550,000	Agile Growth Corp.	5,425,750

963,772	Ahren Acquisition Corp.	9,618,445

750,000	Alpha Partners Technology Merger Corp.	7,331,250

1,000,000	ALSP Orchid Acquisition Corp. I	10,060,000

1,000,000	AltC Acquisition Corp- Class A	9,670,000

1,500,000	Altenergy Acquisition Corp.	15,060,000

10,000	Altimar Acquisition Corp. III	102,200

600,000	AMCI Acquisition Corp. II	6,210,000

1,000,000	Andretti Acquisition Corp.	9,990,000

500,000	Angel Pond Holdings Corp.	4,915,000

485,000	Anthemis Digital Acquisitions I Corp.	4,886,375

300,000	Anzu Special Acquisition Corp. I	2,959,500

100,000	AP Acquisition Corp.	1,004,000

1,000,000	Apeiron Capital Investment Corp.	10,060,000

10,000	Apollo Strategic Growth Capital II	98,800

1,000,000	APx Acquisition Corp. I	10,010,000

350,000	Arbor Rapha Capital Bioholdi	3,510,500

25,100	Arctos NorthStar Acquisition Corp.	246,859

731,522	Arena Fortify Acquisition Corp.	7,359,111

100,000	Ares Acquisition Corp.	983,000

150,000	Argus Capital Corp.	1,512,000

125,000	Aries I Acquisition Corp.	1,278,750

100,000	Arrowroot Acquisition Corp.	988,000

600,000	Artisan Acquisition Corp.	6,042,000

200,100	Ascendant Digital Acquisition Corp. III	2,025,012

511,397	Astrea Acquisition Corp.	5,159,996

300,000	Athena Consumer Acquisition Corp.	3,027,000

500,000	Athena Technology Acquisition Corp. II	4,962,500

240,000	Atlantic Coastal Acquisition Corp. - Class A	2,368,800

NUMBER OF SHARES		VALUE

1,250, 000	Atlantic Coastal Acquisition Unit	$12,487,500

25,000	Atlas Crest Investment Corp. II	245,000

300,000	Austerlitz Acquisition Corp. II	2,958,000

250,000	Avalon Acquisition, Inc.	2,523,750

600,000	Avista Public Acquisition Corp. II	6,048,000

500,000	AxonPrime Infrastructure Acquisition Corp.	4,937,500

200,000	B Riley Principal 250 Merger Corp.	1,970,000

600,000	Banner Acquisition Corp.	6,000,000

1,000,000	Banyan Acquisition Corp.	9,990,000

1,500,000	Battery Future Acquisition Corp.	15,000,000

542,433	Beard Energy Transition Acquisition Corp.	5,432,466

600,000	Belong Acquisition Corp.	5,970,000

500,000	Berenson Acquisition Corp. I	4,920,000

119,900	Big Sky Growth Partners, Inc.	1,172,622

500,000	Bilander Acquisition Corp.	4,910,000

1,000,000	BioPlus Acquisition Corp.	9,960,000

225,500	Black Mountain Acquisition Corp.	2,274,168

481,099	Black Spade Acquisition Company	4,782,124

755,104	Blockchain Coinvestors Acquisition Corp. I	7,618,999

1,250,000	Blue Ocean Acquisition Corp.	12,462,500

141,132	Blue Whale Acquisition Corp. I	1,381,682

100,000	BlueRiver Acquisition Corp.	993,000

500,000	Build Acquisition Corp.	4,962,500

1,000,000	BurTech Acquisition Corp.	9,980,000

500,000	BYTE Acquisition Corp.	4,965,000

300,000	C5 Acquisition Corp.	3,006,000

750,000	Cactus Acquisition Corp.	7,522,500

400,000	Canna-Global Acquisition Corp.	4,056,000

210,000	Cartesian Growth Corp.	2,143,050

93,802	Cartica Acquisition Corp.	943,179

300,000	Cascadia Acquisition Corp.	2,970,000

300,000	Catalyst Partners Acquisition Corp.	2,928,000

75,000	Catcha Investment Corp.	736,500

478,400	CF Acquisition Corp. VII	4,764,864

1,500,000	Chain Bridge I	15,097,500

200,000	Clarim Acquisition Corp.	1,964,000

20,000	Colicity, Inc.	196,400

500,000	Coliseum Acquisition Corp.	4,885,000

600,000	Colombier Acquisition Corp.	5,850,000

500,000	Compass Digital Acquisition Corp.	4,910,000

150,000	Compute Health Acquisition Corp.	1,477,500

276,950	Concord Acquisition Corp. II	2,733,497

450,000	Concord Acquisition Corp. III	4,529,250

415,772	Consilium Acquisition Corp. I	4,149,405

20,000	Constellation Acquisition Corp. I	197,808

280,268	Conyers Park III Acquisition Corp.	2,834,911

250,000	Corazon Capital V838 Monoceros Corp.	2,465,000

125,000	Corner Growth Acquisition Corp. 2	1,253,750

50,000	COVA Acquisition Corp.	495,000

1,500,000	Crescera Capital Acquisition Corp.	14,925,000

400,000	Crown PropTech Acquisitions	4,000,000

300,000	Crypto 1 Acquisition Corp.	3,000,000

200,000	D & Z Media Acquisition Corp.	1,970,000

800,000	Decarbonization Plus Acquisition Corp. IV	8,160,000

275,000	DHB Capital Corp.	2,697,750

500,000	DHC Acquisition Corp.	4,912,500

100,000	DiamondHead Holdings Corp.	983,500

625,000	Digital Transformation Opportunities Corp.	6,140,625

500,000	Disruptive Acquisition Corp. I	4,950,000

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

NUMBER OF SHARES			VALUE

1,500,000		DP Cap Acquisition Corp. I	$15,000,000

300,000		DTRT Health Acquisition Corp.	3,039,000

100,000		Edify Acquisition Corp.	994,500

225,000		EG Acquisition Corp.	2,210,625

14,282		Elliott Opportunity II Corp.	141,749

745,522		Emerging Markets Horizon Corp.	7,477,586

26,400		Empowerment & Inclusion Capital I Corp.	261,492

125,000		Energem Corp.	1,261,250

1,250,000		Enphys Acquisition Corp.	12,412,500

1,200,000		Enterprise 4.0 Technology Acquisition Corp.	12,060,000

300,700		EQ Health Acquisition Corp.	3,002,489

140,000	EUR	ESG Core Investments, BV	1,511,490

175,000		ESGEN Acquisition Corp.	1,757,875

400,000		ESM Acquisition Corp.	3,948,000

100,000		European Biotech Acquisition Corp.	990,000

1,000,000		EVe Mobility Acquisition Corp.	9,985,000

1,250,000		Everest Consolidator Acquisition Corp.	12,587,500

1,000,000		ExcelFin Acquisition Corp.	10,050,000

40,000		FAST Acquisition Corp. II	394,000

206,711		Fifth Wall Acquisition Corp. III - Class A	2,015,432

244,983		Finnovate Acquisition Corp.	2,463,304

15,000		FinServ Acquisition Corp. II	147,150

50,000		FinTech Acquisition Corp. VI	492,750

150,000		Fintech Ecosystem Development Corp.	1,522,500

75,000		Fintech Evolution Acquisition

		Group	740,250

400,000		Flame Acquisition Corp.	3,954,000

1,051,600		Focus Impact Acquisition Corp.	10,594,870

750,000		Forbion European Acquisition Corp.	7,485,000

20,000		Forest Road Acquisition Corp. II	195,600

100,000		Fortistar Sustainable Solutions Corp.	992,500

200,000		Fortress Value Acquisition Corp. IV	1,962,000

500,000		Forum Merger IV Corp.	4,915,000

700,000		Founder SPAC	7,161,000

170,000		Freedom Acquisition I Corp.	1,669,400

100,000		Frontier Acquisition Corp.	984,000

800,000		Frontier Investment Corp.	7,836,000

17,200		FTAC Emerald Acquisition Corp.	170,796

500,000		FTAC Hera Acquisition Corp.	4,940,000

100,000		FTAC Zeus Acquisition Corp.	1,001,500

425,000		Fusion Acquisition Corp. II	4,177,750

400,000		Future Health ESG Corp.	4,020,000

700,000		G&P Acquisition Corp.	6,989,500

200,000		Galata Acquisition Corp.	1,986,000

1,250,000		Games & Esports Experience Acquisition Corp.	12,575,000

500,000		Generation Asia I Acquisition	4,962,500

1,000,000		Genesis Growth Tech Acquisition Corp.	10,000,000

425,000		GigCapital5, Inc.	4,360,500

443,787		GigInternational1, Inc.	4,524,408

400,000		Gladstone Acquisition Corp.	4,054,000

250,000		Glenfarne Merger Corp.	2,477,500

50,000		Global Technology Acquisition Corp. I	503,000

1,000,000		GoGreen Investments Corp.	10,075,000

380,000		Golden Arrow Merger Corp.	3,743,000

40,000		Gores Holdings VII, Inc.	392,000

NUMBER OF SHARES		VALUE

100,000	Green Visor Financial Technology Acquisition Corp. I	$1,013,000

100,000	Group Nine Acquisition Corp.	985,000

533,506	GX Acquisition Corp. II	5,252,367

150,000	Hamilton Lane Alliance Holdings I, Inc.	1,483,500

500,000	Hawks Acquisition Corp.	4,922,500

18,326	Haymaker Acquisition Corp. III	181,244

1,250,000	Hcm Acquisition Corp.	12,487,500

1,000,000	Healthcare AI Acquisition Corp.	9,900,000

512,066	Healthwell Acquisition Corp. I	5,031,048

1,000,000	Heartland Media Acquisition Unit	10,010,000

13,540	Home Plate Acquisition Corp.	133,572

35,000	Hudson Executive Investment Corp. II	344,225

150,000	Hudson Executive Investment Corp. III	1,470,000

100,000	Hunt Companies Acquisition Corp. I	1,009,500

250,000	Ibere Pharmaceuticals	2,568,750

200,000	Iconic Sports Acquisition Corp.	2,022,000

100,000	Independence Holdings Corp.	987,000

750,000	Industrial Tech Acquisitions Unit	7,485,000

1,500,000	Infinite Acquisition Corp.	15,000,000

876,447	InFinT Acquisition Corp.	8,764,470

1,000,000	Inflection Point Acquisition Corp.	9,895,000

400,000	Innovative International Acquisition Corp.	4,056,000

700,000	Insight Acquisition Corp/DE	6,910,400

250,000	Integral Acquisition Corp. 1	2,503,750

308,270	Integrated Wellness Acquisition Corp.	3,098,113

1,500,000	Investcorp Europe Acquisition Corp. I	15,097,500

441,806	ITHAX Acquisition Corp.	4,402,597

220,000	Itiquira Acquisition Corp.	2,185,700

500,000	IX Acquisition Corp.	4,905,000

50,000	Jack Creek Investment Corp.	494,250

750,000	Jackson Acquisition Company	7,485,000

400,000	Jatt Acquisition Corp.	4,002,000

100,000	Jaws Hurricane Acquisition Corp.	989,500

100,000	Jaws Juggernaut Acquisition Corp.	992,000

175,000	Jaws Mustang Acquisition Corp.	1,732,500

100,000	JOFF Fintech Acquisition Corp.	985,000

350,000	Juniper II Corp.	3,540,250

296,200	Kensington Capital Acquisition Corp. V	3,047,898

50,120	Kernel Group Holdings, Inc.	495,186

250,000	Kernel Group Holdings, Inc. - Class A	2,422,500

500,000	Keyarch Acquisition Corp.	4,980,000

20,000	Khosla Ventures Acquisition Company	194,600

500,000	Kismet Acquisition Three Corp.	4,912,500

500,000	Kismet Acquisition Two Corp.	4,950,000

1,000,000	Knightswan Acquisition Corp.	9,970,000

100,000	L Catterton Asia Acquisition Corp.	992,000

1,500,000	LAMF Global Ventures Corp. I	15,060,000

58,476	Landcadia Holdings IV, Inc.	573,065

500,000	Latamgrowth Spac	5,005,000

25,000	LAVA Medtech Acquisition Corp.	251,000

5,000	LDH Growth Corp. I	49,550

825,000	Learn CW Investment Corp.	8,254,125

1,500,000	Legato Merger Corp. II	15,090,000

150,000	Levere Holdings Corp.	1,481,250

550,000	LF Capital Acquisition Corp. II	5,533,000

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

NUMBER OF SHARES		VALUE

150,000	Liberty Resources Acquisition Corp.	$1,512,000

200,000	Lionheart III Corp.	2,008,000

20,889	Live Oak Crestview Climate Acquisition Corp.	208,054

100,000	Live Oak Mobility Acquisition Corp.	988,000

75,000	Longview Acquisition Corp. II	732,750

1,250,000	M3-Brigade Acquisition III Corp.	12,350,000

850,450	Macondray Capital Acquisition Corp. I	8,466,230

233,522	Maquia Capital Acquisition Corp.	2,391,265

456,321	Marblegate Acquisition Corp.	4,526,704

400,000	Mason Industrial Technology, Inc.	3,942,000

862,277	McLaren Technology Acquisition Corp.	8,553,788

250,000	Mercato Partners Acquisition Corp.	2,517,500

500,000	Mercury Ecommerce Acquisition Corp.	4,962,500

500,000	Metals Acquisition Corp.	5,132,500

225,000	Mission Advancement Corp.	2,215,125

100,000	Monument Circle Acquisition Corp.	997,500

1,250,000	Motive Capital Corp. II	12,500,000

1,350,700	Mountain & Company I Acquisition Corp.	13,709,605

50,000	Music Acquisition Corp.	493,500

400,000	Nabors Energy Transition Corp.	4,046,000

1,500,000	New Providence Acquisition Corp. II	15,765,000

5,000	New Vista Acquisition Corp.	49,200

1,000,000	Newcourt Acquisition Corp.	10,140,000

800,000	NewHold Investment Corp. II	7,792,000

18,129	Northern Genesis Acquisition Corp. III	180,837

20,000	Northern Star Investment Corp. III	195,900

20,000	Northern Star Investment Corp. IV	195,600

100,000	OceanTech Acquisitions I Corp.	1,033,500

500,000	OmniLit Acquisition Corp.	4,995,000

100,000	One Equity Partners Open Water I Corp.	986,000

1,500,000	Onyx Acquisition Company I	15,090,000

485,489	OPY Acquisition Corp. I	4,847,608

300,000	Orion Acquisition Corp.	2,956,500

375,000	Orion Biotech Opportunities Corp.	3,645,000

750,000	Osiris Acquisition Corp.	7,395,000

302,300	Oyster Enterprises Acquisition Corp.	2,962,540

1,250,000	Papaya Growth Opportunity Company Unit	12,500,000

250,000	Parabellum Acquisition Corp.	2,500,000

1,000,000	Pearl Holdings Acquisition Corp.	9,960,000

918,300	Pegasus Digital Mobility Acquisition Corp.	9,265,647

700,000	PepperLime Health Acquisition Corp.	6,982,500

384,490	Perception Capital Corp.	3,887,194

500,000	Peridot Acquisition Corp. II	4,885,000

25,000	Phoenix Biotech Acquisition Corp.	252,250

710,000	Pine Technology Acquisition Corp.	7,075,150

15,000	Pivotal Investment Corp. III	147,525

100,000	Plum Acquisition Corp. I	975,000

380,000	Pono Capital Corp.	3,957,700

432,281	Portage Fintech Acquisition Corp.	4,275,259

92,081	Post Holdings Partnering Corp.	918,508

NUMBER OF SHARES		VALUE

100,000	Power & Digital Infrastructure Acquisition II Corp.	$1,006,000

70,000	Primavera Capital Acquisition Corp.	690,550

250,000	Priveterra Acquisition Corp.	2,460,000

500,000	Project Energy Reimagined	4,955,000

1,500,000	PROOF Acquisition Corp. I	15,060,000

250,000	Property Solutions Acquisition Corp. II	2,445,000

500,000	PWP Forward Acquisition Corp. I	4,900,000

100,000	Pyrophyte Acquisition Corp.	1,014,000

1,373,044	RCF Acquisition Corp.	13,757,901

10,000	Revolution Healthcare Acquisition Corp.	98,000

2,000,000	Rigel Resource Acquisition Corp.	20,140,000

750,000	Riverview Acquisition Corp.	7,500,000

200,000	RMG Acquisition Corp. III	1,965,000

500,000	ROC Energy Acquisition Corp.	5,010,000

230,805	Rose Hill Acquisition Corp.	2,317,282

244,578	Rosecliff Acquisition Corp. I	2,431,105

400,000	Ross Acquisition Corp. II	3,946,080

250,000	Roth Ch Acquisition IV Company	2,543,750

500,000	Roth CH Acquisition V Company	4,975,000

450,000	RXR Acquisition Corp.	4,423,500

40,000	Sanaby Health Acquisition Corp. I	405,200

75,000	Sandbridge X2 Corp.	743,250

301,696	Schultze Special Purpose Acquisition Corp. II	2,986,790

100,000	Science Strategic Acquisition Corp. Alpha	985,000

100,000	ScION Tech Growth II	989,000

421,000	Sculptor Acquisition Corp. I	4,210,000

800,000	SDCL EDGE Acquisition Corp.	8,064,000

150,000	Seaport Calibre Materials Acquisition Corp.	1,501,500

150,000	Seaport Global Acquisition II Corp.	1,500,000

2,000,000	Semper Paratus Acquisition Corp.	20,140,000

600,530	Shelter Acquisition Corp. I	5,963,263

2,000,000	ShoulderUp Technology Acquisition Corp.	20,140,000

36,903	Sierra Lake Acquisition Corp.	368,107

208,021	Silver Spike Acquisition Corp. II	2,049,007

50,966	SilverBox Engaged Merger Corp.	62,688

152,898	SilverBox Engaged Merger Corp. I - Class A	1,519,806

507,400	SILVERspac, Inc.	4,949,687

50,000	Simon Property Group Acquisition Holdings, Inc.	491,000

1,000,000	Sizzle Acquisition Corp.	9,990,000

500,000	Skydeck Acquisition Corp.	5,182,500

30,000	Slam Corp.	294,300

50,000	Soar Technology Acquisition Corp.	510,500

300,000	Social Capital Suvretta Holdings Corp. I - Class A	2,952,000

300,000	Social Capital Suvretta Holdings Corp. II - Class A	2,898,000

300,000	Social Capital Suvretta Holdings Corp. III - Class A	2,952,000

300,000	Social Capital Suvretta Holdings Corp. IV - Class A	2,889,000

10,000	Social Leverage Acquisition Corp. I	98,317

400,000	Software Acquisition Group, Inc. III	4,032,000

1,000,000	Southport Acquisition Corp.	10,070,000

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

NUMBER OF SHARES		VALUE

1,500,000	Spindletop Health Acquisition Corp.	$15,090,000

1,250,000	spIntelligent Medicine Acquisition Corp.	12,612,500

100,000	SportsMap Tech Acquisition Corp.	1,006,000

500,000	Spree Acquisition Corp. 1, Ltd.	4,991,000

600,573	Springwater Special Situations Corp.	6,056,779

1,500,000	ST Energy Transition I, Ltd.	15,150,000

500,000	StoneBridge Acquisition Corp.	5,050,000

500,000	Stratim Cloud Acquisition Corp.	4,922,500

292,080	Summit Healthcare Acquisition Corp.	2,869,686

100,000	Supernova Partners Acquisition Company III, Ltd.	991,000

25,000	Sustainable Development Acquisition I Corp.	246,875

5,000	SVF Investment Corp. 2 - Class A	48,550

5,000	SVF Investment Corp. 3 - Class A	49,100

500,000	Swiftmerge Acquisition Corp.	4,960,000

250,000	Tailwind International Acquisition Corp.	2,453,550

350,000	Tailwind Two Acquisition Corp.	3,505,250

100,000	Talon 1 Acquisition Corp.	1,016,000

1,000,000	Target Global Acquisition I Corp.	9,990,000

700,000	TB, SA Acquisition Corp.	6,877,500

200,000	TCW Special Purpose Acquisition Corp.	1,966,000

500,000	Tech and Energy Transition Corp.	4,912,500

25,000	Thrive Acquisition Corp.	251,625

100,000	Thunder Bridge Capital Partners III, Inc.	979,500

500,000	Thunder Bridge Capital Partners IV, Inc.	4,900,000

20,000	Tishman Speyer Innovation Corp. II	197,300

300,000	TKB Critical Technologies 1	3,018,000

600,000	TLG Acquisition One Corp.	5,916,000

657,389	TLGY Acquisition Corp.	6,587,038

500,000	TortoiseEcofin Acquisition Corp. III	4,917,500

500,000	Trajectory Alpha Acquisition Corp.	4,970,000

25,000	Tribe Capital Growth Corp. I	246,125

1,485,784	Trine II Acquisition Corp.	14,887,556

900,000	Tristar Acquisition I Corp.	8,968,500

500,000	Tuatara Capital Acquisition Corp.	5,040,000

537,329	Twelve Seas Investment Company II	5,260,451

250,000	Twin Ridge Capital Acquisition Corp.	2,475,000

100,000	TZP Strategies Acquisition Corp.	991,000

1,500,000	UTA Acquisition Corp.	14,910,000

1,250,000	Vahanna Tech Edge Acquisition I Corp.	12,593,750

50,000	Valor Latitude Acquisition Corp.	492,500

200,000	Vector Acquisition Corp. II - Class A	1,944,000

210,000	Velocity Acquisition Corp.	2,092,650

100,000	Virgin Group Acquisition Corp. II	995,500

1,500,000	VMG Consumer Acquisition Corp.	15,075,000

5,000	Warburg Pincus Capital Corp. I-A	49,900

20,000	Warburg Pincus Capital Corp. I-B	198,600

370,548	Warrior Technologies Acquisition Company	3,533,175

800,000	Waverley Capital Acquisition Corp. 1	7,784,000

NUMBER OF SHARES			VALUE

800,000		World Quantum Growth Acquisition Corp.	$8,032,000

579,015		Worldwide Webb Acquisition Corp.	5,749,619

800,000		Xpac Acquisition Corp.	7,800,000

100,000		Z-Work Acquisition Corp.	985,000

100,000		Zimmer Energy Transition Acquisition Corp.	995,000

			1,682,360,804

		Utilities (1.2%)

483,033		AES Corp.~	10,713,672

188,895		American Electric Power Company, Inc.~	17,076,108

175,380		CMS Energy Corp.~	11,290,964

146,839		Consolidated Edison, Inc.	12,694,232

173,566		Dominion Energy, Inc.~	13,999,834

239,842		Duke Energy Corp.~	25,197,801

115,282		Edison International	7,238,557

107,372		Entergy Corp.	12,000,968

161,412		Exelon Corp.	9,353,825

243,064		FirstEnergy Corp.~	10,198,965

396,364		NextEra Energy, Inc.	30,963,956

297,497		NiSource, Inc.	8,680,962

299,000		PNM Resources, Inc.~	13,398,190

186,753		Public Service Enterprise Group, Inc.~	12,424,677

266,953		Southern Company	18,550,564

213,674		Xcel Energy, Inc.	14,884,531

			228,667,806

		TOTAL COMMON STOCKS (Cost $8,719,738,546)	10,740,250,404

WARRANTS (0.0%) #

		Consumer Discretionary (0.0%)

33,167		Bowlero Corp. 03/01/26, Strike $11.50	54,394

		Financials (0.0%)

128,165		Tekkorp Digital Acquisition Corp. 10/26/27, Strike $11.50	53,816

		Information Technology (0.0%)

24,960		Arqit Quantum, Inc. 11/02/26, Strike $11.50	85,613

		Special Purpose Acquisition Companies (0.0%)

80,000		Atlantic Coastal Acquisition Corp. 12/31/27, Strike $11.50	24,008

5,000	EUR	ESG Core Investments, BV 12/31/27, Strike 11.50	3,177

			27,185

		TOTAL WARRANTS (Cost $250,484)	221,008

EXCHANGE-TRADED FUND (3.0%)

		Other (3.0%)

1,245,776		SPDR S&P 500 ETF Trust^ (Cost $556,156,996)	560,487,080

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

NUMBER OF SHARES			VALUE

INVESTMENTS IN AFFILIATED FUND (1.8%)

		Other (1.8%)

35,117,150		Calamos Short-Term Bond Fund (Cost $350,000,000)	$343,445,725

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

PURCHASED OPTIONS (0.5%) #

		Communication Services (0.0%)

		Cyberagent, Inc.

70	JPY

729,946,000		Call, 02/17/23, Strike 95.44	$454,342

30	JPY

31,283,400,000		Call, 02/19/25, Strike 93.40	364,617

10	JPY

10,427,800,000		Call, 02/17/23, Strike 95.84	66,754

350		Netflix, Inc.

14,949,900		Put, 04/14/22, Strike $320.00	136,500

50	JPY

479,000,000,000		Zenrin Company, Ltd. Call, 03/31/23, Strike 96.21	—

			1,022,213

		Consumer Discretionary (0.1%)

		Edion Corp.

60	JPY

641,000,000,000		Call, 06/19/25, Strike 99.51	471,324

50	JPY

53,016,000,000		Call, 06/19/25, Strike 95.45	394,337

50	JPY

5,345,000,000		Call, 06/19/25, Strike 94.30	394,337

100	JPY

1,877,000,000,000		His Company, Ltd. Call, 11/15/24, Strike 96.54	—

100	JPY	Kyoritsu Maintenance Company, Ltd.

4,070,000,000,000		Call, 01/29/26, Strike 94.89	914,825

		Takashimaya Company, Ltd.

100	JPY

10,870,000,000		Call, 12/06/23, Strike 97.28	100,479

50	JPY

5,435,000,000		Call, 12/06/23, Strike 97.29	50,239

50	JPY

5,435,000,000		Call, 12/06/23, Strike 97.18	50,239

180		Tesla, Inc.

16,860,960		Put, 03/18/22, Strike $800.00	544,950

			2,920,730

		Consumer Staples (0.0%)

		Ezaki Glico Company, Ltd.

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

100	JPY

37,150,000,000		Call, 01/30/24, Strike 97.57	$40,614

50	JPY

18,575,000,000		Call, 01/30/24, Strike 96.89	24,723

50	JPY

840,500,000,000		Nippn Corp. 06/20/25, Strike 98.27	141,705

			207,042

		Health Care (0.0%)

100	JPY

2,059,000,000,000		Medipal Holdings Corp. Call, 10/07/22, Strike 98.52 Ship Healthcare Holdings, Inc.	154,336

72	JPY

1,846,080,000,000		Call, 12/13/23, Strike 97.95	658,621

50	JPY

1,282,000,000,000		Call, 12/13/23, Strike 97.68	457,375

25	JPY

641,000,000,000		Call, 12/13/23, Strike 98.32	228,688

100	JPY

1,791,000,000,000		Toho Holdings Company, Ltd. Call, 06/23/23, Strike 98.43	435,723

			1,934,743

		Industrials (0.0%)

100	JPY

24,025,000,000		ANA Holdings, Inc. Call, 09/19/24, Strike 96.53	—

100

1,045,180,000		Asashi Refining US, Inc. Call, 03/16/26, Strike $88.78 Nagoya Railroad Company, Ltd.	1,590,000

100	JPY

1,807,000,000,000		Call, 12/09/22, Strike 98.92	150,251

67	JPY

12,106,900,000		Call, 12/09/22, Strike 97.53	52,536

50	JPY

9,035,000,000		Call, 12/09/22, Strike 98.07	35,434

28	JPY

505,960,000,000		Call, 12/09/22, Strike 98.77	45,619

22	JPY

397,540,000,000		Call, 12/09/22, Strike 98.94	33,055

160	JPY

1,816,000,000,000		Seino Holdings Company, Ltd. Call, 03/31/26, Strike 97.31	255,149

54	JPY

495,720,000,000		Senko Company, Ltd. Call, 03/28/22, Strike 98.82	93,848

			2,255,892

		Information Technology (0.0%)

		Digital Garage, Inc.

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

150	JPY

60,375,000,000		Call, 09/14/23, Strike 94.68	$584,878

50	JPY

20,125,000,000		Call, 09/14/23, Strike 94.80	194,959

165	JPY

6,789,750,000,000		Koei Tecmo Holdings Co., Ltd. Call, 12/20/24, Strike 97.97	927,659

			1,707,496

		Materials (0.0%)

50	JPY

1,186,500,000,000		Kansai Paint Company, Ltd. Call, 06/17/22, Strike 98.95	—

150	JPY

149,838,000,000		LXII Corp. Call, 03/04/22, Strike 99.52	1

45	JPY

1,532,250,000,000		Maeda Kosen Company, Ltd. Call, 04/18/22, Strike 97.72	39

100	JPY	Mitsubishi Chemical Holdings

895,000,000,000		Corp. Call, 03/30/22, Strike 98.83	6,445

100	JPY

1,855,500,000,000		Nippon Steel Corp. Call, 10/05/26, Strike 97.61	575,027

			581,512

		Other (0.4%)

		S&P 500 Index

7,000 3,160,885,000		Put, 02/28/22, Strike $4,300.00	33,390,000

5,000 2,257,775,000		Put, 03/31/22, Strike $4,200.00	36,225,000

4,600 2,077,153,000		Call, 03/31/22, Strike $5,000.00	2,277,000

4,000 1,806,220,000		Put, 03/31/22, Strike $3,000.00	2,500,000

2,900 1,309,509,500		Call, 02/28/22, Strike $4,850.00	1,058,500

1,000 451,555,000		Call, 05/31/22, Strike $5,000.00	2,005,000

			77,455,500

		Utilities (0.0%)

100	JPY	Kyushu Electric Power Company, Inc.

8,500,000,000		Call, 03/31/22, Strike 98.05	—

		TOTAL PURCHASED OPTIONS (Cost $109,252,742)	88,085,128

NUMBER OF SHARES			VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.5%)

47,885,783		JPMorgan Prime Money Market Fund - Capital Class, 0.070%***†	$47,885,783

46,756,618		State Street Navigator Securities Lending Government Money Market Portfolio†	46,756,618

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $94,642,401)	94,642,401

SHORT TERM INVESTMENT (4.1%)

766,502,260		JPMorgan Prime Money Market Fund - Capital Class, 0.070%*** (Cost $766,777,019)	$766,502,260

		TOTAL INVESTMENTS (100.4%) (Cost $16,194,235,051)	18,721,152,214

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.5%)			(94,642,401)

OTHER ASSETS, LESS LIABILITIES (0.1%)			12,306,120

NET ASSETS (100.0%)			$18,638,815,933

NUMBER OF SHARES			VALUE

COMMON STOCKS SOLD SHORT (-18.2%) #

		Airlines (-0.1%)

(584,100)		Southwest Airlines Company	(26,144,316)

		Communication Services (-2.1%)

(113,800)		Bandwidth, Inc. - Class A	(7,125,018)

(590,848)		Bilibili, Inc.	(20,851,026)

(721,921)	EUR	Cellnex Telecom, SA*	(32,685,008)

(650,000)	JPY	CyberAgent, Inc.	(7,483,924)

(210,600)		Eventbrite, Inc. - Class A	(3,017,898)

(132,800)		JOYY, Inc.	(6,714,368)

(123,100)	JPY	Koei Tecmo Holdings Company, Ltd.	(4,401,777)

(5,284,169)	EUR	Koninklijke KPN, NV	(17,376,140)

(118,000)		Liberty Media Corp-Liberty Formula One - Class C	(7,107,140)

(303,600)		Lyft, Inc. - Class A	(11,694,672)

(59,900)		Magnite, Inc.	(812,843)

(339,539)		Match Group, Inc.	(38,266,045)

(64,600)		Radius Global Infrastructure, Inc.	(888,896)

(354,638)		Sea, Ltd.	(53,305,638)

(1,487,727)		Snap, Inc. - Class A	(48,410,637)

(20,700)		Spotify Technology, SA	(4,062,582)

(155,000)		T-Mobile US, Inc.	(16,766,350)

(20,805)		Take-Two Interactive Software, Inc.	(3,398,289)

(163,492)		TechTarget, Inc.	(13,560,026)

(53,470)		TripAdvisor, Inc.	(1,451,711)

(371,000)		Twitter, Inc.	(13,916,210)

(730,200)		World Wrestling Entertainment, Inc. - Class A	(36,466,188)

(409,500)		Zillow Group, Inc. - Class C	(20,671,560)

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

NUMBER OF SHARES			VALUE

(2,744,700)		Zynga Inc. - Class A	$(24,894,429)

			(395,328,375)

		Consumer Discretionary (-3.5%)

(171,900)		2U, Inc.	(2,774,466)

(79,100)		Airbnb, Inc. - Class A	(12,179,027)

(567,500)		American Eagle Outfitters, Inc.	(12,956,025)

(1,251,400)	HKD	ANTA Sports Products, Ltd.	(18,697,854)

(270,500)		Aptiv, PLC	(36,944,890)

(1,466,231)		Carnival Corp.	(29,046,036)

(18,500)		Cheesecake Factory, Inc.	(660,080)

(101,898)		Chegg, Inc.	(2,697,240)

(300,000)		Chewy, Inc. - Class A	(14,283,000)

(18,823)		Cracker Barrel Old Country Store, Inc.	(2,242,572)

(121,400)	EUR	Delivery Hero, SE*	(9,263,396)

(661,400)		Dick’s Sporting Goods, Inc.	(76,325,560)

(202,300)		DraftKings Inc - Class A	(4,468,807)

(660,100)	JPY	EDION Corp.	(6,131,794)

(419,259)		Etsy, Inc.	(65,857,204)

(16,900)		Expedia Group, Inc.	(3,097,601)

(575,333)		Farfetch, Ltd. - Class A	(12,490,480)

(33,900)		Fiverr International, Ltd.	(2,892,009)

(20,000)		Ford Motor Company	(406,000)

(26,000)		Groupon, Inc. - Class A	(794,040)

(344,304)		Guess?, Inc.	(7,925,878)

(106,100)	JPY	Kyoritsu Maintenance Company, Ltd.	(3,752,407)

(249,900)		Li Auto, Inc.	(6,519,891)

(479,600)		Lucid Group, Inc.	(14,095,444)

(392,901)		Luminar Technologies, Inc. - Class A	(5,752,071)

(29,000)		Marriott Vacations Worldwide Corp.	(4,709,020)

(55,000)	HKD	Meituan - Class B*	(1,549,048)

(27,004)		MercadoLibre, Inc.	(30,570,148)

(211,700)		National Vision Holdings, Inc.	(8,654,296)

(97,128)		NIO, Inc.	(2,380,607)

(307,200)		Norwegian Cruise Line Holdings, Ltd.	(6,398,976)

(197,636)	GBP	Ocado Group, PLC	(3,997,640)

(135,550)		Pinduoduo, Inc.	(8,111,312)

(90,000)		Porch Group, Inc.	(949,500)

(287,500)		Royal Caribbean Cruises, Ltd.	(22,370,375)

(33,000)		Shake Shack, Inc. - Class A	(2,180,310)

(130,355)		Stride, Inc.	(4,571,550)

(40,000)	JPY	Takashimaya Company, Ltd.	(377,824)

(138,786)		Tesla, Inc.	(130,003,622)

(10,800)		Vail Resorts, Inc.	(2,992,680)

(424,302)		Wayfair, Inc. - Class A	(66,157,168)

(115,400)		Winnebago Industries, Inc.	(7,445,608)

			(655,673,456)

		Consumer Staples (-0.1%)

(173,100)		Beauty Health Company	(2,458,020)

(61,500)		Beyond Meat, Inc.	(4,005,495)

(11,300)	JPY	Ezaki Glico Company, Ltd.	(364,785)

(125,100)		Herbalife Nutrition, Ltd.	(5,318,001)

(47,000)	JPY	Nippn Corp.	(686,540)

(69,400)	JPY	Yaoko Company, Ltd.	(3,992,249)

			(16,825,090)

		Energy (-0.7%)

(574,556)		Pioneer Natural Resources Company	(125,764,563)

NUMBER OF SHARES			VALUE

		Financials (-0.3%)

(83,500)		Coinbase Global, Inc. - Class A	$(15,877,525)

(34,000)		Hope Bancorp, Inc.	(569,500)

(141,800)		PRA Group, Inc.	(6,593,700)

(25,637)		S&P Global, Inc.	(10,644,995)

(247,000)		SoFi Technologies, Inc.	(3,082,560)

(12,000)		Upstart Holdings, Inc.	(1,308,120)

(103,500)		Voya Financial, Inc.	(7,033,860)

			(45,110,260)

		Health Care (-1.7%)

(66,000)		Accolade, Inc.	(1,260,600)

(682,149)		Allscripts Healthcare Solutions, Inc.	(13,793,053)

(136,300)		Alphatec Holdings, Inc.	(1,409,342)

(1,715,900)		Avantor, Inc.	(64,054,547)

(130,066)		Bridgebio Pharma, Inc.	(1,283,751)

(132,790)		Coherus Biosciences, Inc.	(1,641,284)

(64,000)		Collegium Pharmaceutical, Inc.	(1,142,400)

(96,500)		CONMED Corp.	(13,276,470)

(11,864)		CryoPort, Inc.	(495,559)

(23,310)		Danaher Corp.	(6,661,765)

(91,303)		Dexcom, Inc.	(39,304,115)

(90,000)		Evolent Health, Inc. - Class A	(2,133,900)

(167,500)		Global Blood Therapeutics, Inc.	(4,832,375)

(433,125)		Halozyme Therapeutics, Inc.	(14,990,456)

(763,600)		Innoviva, Inc.	(12,240,508)

(170,531)		Insmed, Inc.	(3,867,643)

(34,000)		Insulet Corp.	(8,432,000)

(1,005,487)		Ironwood Pharmaceuticals, Inc. - Class A	(11,211,180)

(95,000)		Jazz Pharmaceuticals, PLC	(13,196,450)

(189,700)	JPY	Medipal Holdings Corp.	(3,394,094)

(14,300)		Mesa Laboratories, Inc.	(4,065,919)

(167,200)		Natera, Inc.	(11,812,680)

(71,233)		NeoGenomics, Inc.	(1,605,592)

(59,521)		Neurocrine Biosciences, Inc.	(4,703,349)

(36,400)		Novocure, Ltd.	(2,498,860)

(46,048)		NuVasive, Inc.	(2,394,957)

(152,500)		Oak Street Health, Inc.	(2,650,450)

(110,000)		Omnicell, Inc.	(16,515,400)

(396,000)		OPKO Health, Inc.	(1,239,480)

(99,300)		Pacira BioSciences, Inc.	(6,233,061)

(74,000)		Revance Therapeutics, Inc.	(986,420)

(167,000)		Sarepta Therapeutics, Inc.	(11,952,190)

(352,400)	JPY	Ship Healthcare Holdings, Inc.	(7,851,526)

(36,000)		Supernus Pharmaceuticals, Inc.	(1,110,600)

(111,283)		Teladoc Health, Inc.	(8,536,519)

(33,900)	JPY	Toho Holdings Company, Ltd.	(527,589)

(63,137)		Travere Therapeutics, Inc.	(1,736,268)

(23,800)		Vocera Communications, Inc.	(1,880,438)

			(306,922,790)

		Industrials (-0.7%)

(550,000)	CAD	Air Canada	(9,891,043)

(504,000)		American Airlines Group, Inc.	(8,300,880)

(252,000)		Array Technologies, Inc.	(2,656,080)

(242,700)		Chart Industries, Inc.	(29,577,849)

(513,000)		Clarivate, PLC	(8,443,980)

(99,003)		FTI Consulting, Inc.	(14,435,627)

(74,380)		Greenbrier Companies, Inc.	(3,001,977)

(56,500)		John Bean Technologies Corp.	(7,627,500)

(55,500)		Middleby Corp.	(10,278,600)

(89,000)	JPY	Nagoya Railroad Company, Ltd.	(1,397,489)

(19,000)		RBC Bearings, Inc.	(3,428,930)

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

NUMBER OF SHARES			VALUE

(221,300)	JPY	Seino Holdings Company, Ltd.	$(2,182,616)

(287,800)	JPY	Senko Group Holdings Company, Ltd.	(2,295,798)

(82,214)		Spirit Airlines, Inc.	(1,765,135)

(48,992)		Stanley Black & Decker, Inc.	(8,556,453)

(78,600)		Stem, Inc.	(965,208)

(196,901)		Upwork, Inc.	(5,355,707)

(815,000)		Virgin Galactic Holdings, Inc.	(7,498,000)

			(127,658,872)

		Information Technology (-7.9%)

(320,000)		3D Systems Corp.	(5,728,000)

(141,000)		8x8, Inc.	(2,164,350)

(156,394)		Advanced Micro Devices, Inc.	(17,868,015)

(54,000)		Affirm Holdings, Inc.	(3,459,780)

(719,300)		Akamai Technologies, Inc.	(82,395,815)

(167,500)		Altair Engineering, Inc. - Class A	(10,539,100)

(33,835)		Alteryx, Inc. - Class A	(1,930,963)

(75,836)		Avalara, Inc.	(8,313,142)

(80,000)		Avaya Holdings Corp.	(1,457,600)

(134,700)		Bentley Systems, Inc. - Class B	(5,410,899)

(46,300)		BigCommerce Holdings, Inc.	(1,513,547)

(238,259)		Bill.com Holdings, Inc.	(44,842,726)

(400,341)		Blackline, Inc.	(36,779,328)

(680,000)		Box, Inc. - Class A	(17,768,400)

(67,900)		Ceridian HCM Holding, Inc.	(5,148,178)

(273,494)		Cloudflare, Inc. - Class A	(26,364,822)

(60,000)		Confluent, Inc.	(3,923,400)

(164,060)		Coupa Software, Inc.	(22,028,336)

(38,799)		CSG Systems International, Inc.	(2,202,619)

(42,000)		CyberArk Software, Ltd.	(5,760,300)

(189,100)		Datadog, Inc. - Class A	(27,629,401)

(125,800)	JPY	Digital Garage, Inc.	(4,399,939)

(111,300)		DigitalOcean Holdings, Inc.	(6,381,942)

(802,200)		Dropbox, Inc. - Class A	(19,854,450)

(43,734)		Enphase Energy, Inc.	(6,143,315)

(134,400)		Envestnet, Inc.	(9,937,536)

(10,500)		Everbridge, Inc.	(536,760)

(123,900)		Fastly, Inc. - Class A	(3,550,974)

(50,300)		GDS Holdings, Ltd.	(2,207,164)

(94,833)		Guidewire Software, Inc.	(9,562,960)

(25,000)		i3 Verticals, Inc. - Class A	(578,500)

(292,020)		II-VI, Inc.	(18,514,068)

(30,500)		Impinj, Inc.	(2,421,395)

(888,000)		Infinera Corp.	(7,476,960)

(152,400)		Insight Enterprises, Inc.	(14,348,460)

(52,916)		Itron, Inc.	(3,280,792)

(35,500)		j2 Global, Inc.	(3,729,630)

(175,000)		Jamf Holding Corp.	(5,785,500)

(4,762,000)	HKD	Lenovo Group, Ltd.	(5,111,926)

(243,400)		LivePerson, Inc.	(7,270,358)

(581,100)		Lumentum Holdings, Inc.	(58,970,028)

(333,800)		Mandiant, Inc.	(5,037,042)

(26,949)		MicroStrategy Inc- Class A	(9,917,501)

(241,329)		MongoDB, Inc. - Class A	(97,764,791)

(71,000)		New Relic, Inc.	(7,464,940)

(237,100)		Nice, Ltd.	(60,711,826)

(115,850)		Nova, Ltd.	(13,705,055)

(99,087)		Nutanix, Inc. - Class A	(2,709,039)

(273,162)		Okta, Inc.	(54,056,028)

(15,100)		OSI Systems, Inc.	(1,252,394)

(382,641)		Palo Alto Networks, Inc.	(197,978,453)

(81,400)		PAR Technology Corp.	(3,052,500)

(141,300)		Pegasystems, Inc.	(14,019,786)

(12,500)		Perficient, Inc.	(1,310,250)

(116,500)		Progress Software Corp.	(5,301,915)

NUMBER OF SHARES			VALUE

(51,500)		PROS Holdings, Inc.	$(1,427,065)

(88,730)		Q2 Holdings, Inc.	(5,789,633)

(84,600)		Rapid7, Inc.	(8,149,518)

(110,600)		Repay Holdings Corp.	(1,978,634)

(32,811)		RingCentral, Inc. - Class A	(5,790,813)

(496,000)		Sailpoint Technologies Holdings, Inc.	(19,190,240)

(186,300)		Shift4 Payments, Inc. - Class A	(9,821,736)

(3,600)		Shopify, Inc. - Class A	(3,471,264)

(197,950)		Silicon Laboratories, Inc.	(32,699,361)

(104,200)		SMART Global Holdings, Inc.	(5,976,912)

(247,200)		Splunk, Inc.	(30,633,024)

(526,600)		Square, Inc. - Class A	(64,397,914)

(473,975)		Teradyne, Inc.	(55,658,884)

(31,400)		Tyler Technologies, Inc.	(14,877,320)

(77,650)		Unity Software, Inc.	(8,164,898)

(98,300)		Verint Systems, Inc.	(5,045,739)

(74,898)		Veritone, Inc.	(1,181,141)

(116,000)		Vishay Intertechnology, Inc.	(2,402,360)

(14,400)		Wix.com, Ltd.	(1,891,728)

(234,500)		Wolfspeed, Inc.	(22,099,280)

(326,912)		Workday, Inc. - Class A	(82,712,005)

(188,700)		Workiva, Inc. - Class A	(22,319,436)

(376,550)		Zendesk, Inc.	(37,093,941)

(136,000)		Zscaler, Inc.	(34,966,960)

			(1,475,312,704)

		Materials (-0.3%)

(552,021)		Allegheny Technologies, Inc.	(10,096,464)

(399,600)		Amyris, Inc.	(1,822,176)

(256,100)	JPY	Asahi Holdings, Inc.	(4,922,603)

(33,200)	JPY	Kansai Paint Company, Ltd.	(684,599)

(45,000)		Lithium Americas Corp.	(1,177,650)

(67,200)	JPY	Maeda Kosen Company, Ltd.	(1,988,321)

(144,000)	JPY	Nippon Steel Corp.	(2,321,793)

(97,461)	CHF	Sika, AG	(33,771,896)

			(56,785,502)

		Real Estate (-0.1%)

(527,100)		iStar, Inc.	(11,316,837)

(327,302)		Opendoor Technologies, Inc.	(3,250,109)

(113,400)		Realogy Holdings Corp.	(1,871,100)

(245,300)		Redfin Corp.	(7,253,521)

			(23,691,567)

		Utilities (-0.7%)

(223,600)		American Electric Power Company, Inc.	(20,213,440)

(99,322)		DTE Energy Company	(11,961,349)

(340,733)		Essential Utilities, Inc.	(16,607,326)

(55,300)		NextEra Energy Partners, LP	(4,159,666)

(629,300)		NextEra Energy, Inc.	(49,160,916)

(950,000)		PG&E Corp.	(12,150,500)

(262,500)		Southern Company	(18,241,125)

(179,300)		Sunnova Energy International, Inc.	(3,525,038)

			(136,019,360)

		TOTAL COMMON STOCKS SOLD SHORT (Proceeds $3,128,744,514)	(3,391,236,855)

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTIONS (-2.0%) #

	Communication Services (0.0%)

700	Netflix, Inc.

29,899,800	Put, 04/14/22, Strike $290.00	$(127,750)

	Consumer Discretionary (0.0%)

5,500	Ford Motor Company

11,165,000	Call, 01/19/24, Strike $20.00	(2,832,500)

3,500	Lucid Group, Inc.

10,286,500	Call, 01/20/23, Strike $55.00	(1,225,000)

360	Tesla, Inc.

33,721,920	Put, 03/18/22, Strike $700.00	(448,200)

		(4,505,700)

	Other (-2.0%)

	S&P 500 Index

5,000

2,257,775,000	Put, 03/31/22, Strike $3,500.00	(7,300,000)

4,700

2,122,308,500	Call, 04/29/22, Strike $4,400.00	(112,212,500)

3,000

1,354,665,000	Call, 06/30/22, Strike $4,500.00	(67,920,000)

3,000

1,354,665,000	Call, 12/30/22, Strike $4,600.00	(88,350,000)

2,600

1,174,043,000	Call, 12/30/22, Strike $5,000.00	(28,808,000)

2,500

1,128,887,5

00	Call, 06/30/22, Strike $4,700.00	(29,375,000)

2,250

1,015,998,7 50	Call, 02/28/22, Strike $4,500.00	(21,678,750)

1,500

677,332,500	Put, 02/28/22, Strike $3,800.00	(1,215,000)

1,000

451,555,000	Call, 03/31/22, Strike $4,600.00	(8,740,000)

200

90,311,000	Call, 02/28/22, Strike $4,600.00	(920,000)

		(366,519,250)

	Real Estate (0.0%)

1,814	Opendoor Technologies, Inc.

1,801,302	Call, 01/20/23, Strike $20.00	(194,098)

	TOTAL WRITTEN OPTIONS

	(Premium $483,465,630)	(371,346,798)

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Northern Trust Company	Swiss Franc	04/28/22	3,711,000	$4,015,078	$20,288
Bank of New York	Japanese Yen	04/28/22	248,326,000	2,160,155	6,111
State Street Bank and Trust	British Pound Sterling	04/28/22	505,000	678,870	(5,348)

					$21,051

COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
State Street Bank and Trust	European Monetary Unit	04/28/22	9,991,000	$11,248,053	$(79,492)
State Street Bank and Trust	British Pound Sterling	04/28/22	8,985,000	12,078,500	176,531
State Street Bank and Trust	Japanese Yen	04/28/22	3,955,053,000	34,404,484	292,987
Northern Trust Company	Swiss Franc	04/28/22	35,205,000	38,089,684	488,813
State Street Bank and	European			107,119,38
Trust	Monetary Unit	04/28/22	95,148,000	2	1,050,116

					$1,928,955

NOTES TO SCHEDULE OF INVESTMENTS

~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options and securities sold short. The aggregate value of such securities is $3,490,504,158.
^	Security, or portion of security, is on loan.
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
#	Non-income producing security.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2022.
***	The rate disclosed is the 7 day net yield as of January 31, 2022.

FOREIGN CURRENCY ABBREVIATIONS

CAD	Canadian Dollar
CHF	Swiss Franc
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown. For purchased options denominated in JPY, the strike price shown is a percentage of the par value of the underlying.

See accompanying Notes to Schedule of Investments

Calamos Hedged Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CONVERTIBLE BOND (1.5%)

616,000	Tesla, Inc. 2.000%, 05/15/24 (Cost $6,587,300)	$9,347,011

NUMBER OF SHARES		VALUE

COMMON STOCKS (90.0%)

	Airlines (0.2%)

27,301	Southwest Airlines Company#	1,221,993

	Communication Services (9.2%)

10,304	Activision Blizzard, Inc.	814,119

4,045	Alphabet, Inc. - Class A#~	10,946,053

4,538	Alphabet, Inc. - Class C#~	12,315,996

100,965	AT&T, Inc.~	2,574,607

2,158	Charter Communications, Inc. - Class A#~	1,280,428

70,037	Comcast Corp. - Class A	3,501,150

12,951	Fox Corp. - Class A	525,940

44,510	Meta Platforms, Inc. - Class A#~	13,943,202

7,392	Netflix, Inc.#~	3,157,419

12,404	Twitter, Inc.#	465,274

66,849	Verizon Communications, Inc.~	3,558,372

32,477	Walt Disney Company#~	4,643,237

		57,725,797

	Consumer Discretionary (9.6%)

7,156	Amazon.com, Inc.#~	21,406,959

10,203	Aptiv, PLC#	1,393,526

576	Booking Holdings, Inc.#~	1,414,731

692	Chipotle Mexican Grill, Inc.#	1,028,021

4,481	Darden Restaurants, Inc.	626,758

4,048	Dollar General Corp.	843,927

13,921	DR Horton, Inc.	1,242,032

12,145	eBay, Inc.	729,550

4,467	Expedia Group, Inc.#	818,756

44,821	Ford Motor Company	909,866

16,191	General Motors Company#	853,751

17,041	Home Depot, Inc.~	6,253,706

13,914	Lowe’s Companies, Inc.	3,302,488

12,179	McDonald’s Corp.~	3,159,842

15,554	MGM Resorts International	664,467

3,813	Mohawk Industries, Inc.#	601,958

25,309	NIKE, Inc. - Class B~	3,747,504

1,833	O’Reilly Automotive, Inc.#	1,194,658

3,717	PVH Corp.	353,152

7,724	Ross Stores, Inc.	755,021

11,133	Royal Caribbean Cruises, Ltd.#	866,259

18,720	Starbucks Corp.~	1,840,550

8,628	Target Corp.	1,901,870

1,346	Tesla, Inc.#	1,260,825

21,580	TJX Companies, Inc.~	1,553,113

2,374	Ulta Beauty, Inc.#	863,519

16,918	VF Corp.	1,103,223

		60,690,032

	Consumer Staples (5.4%)

29,750	Altria Group, Inc.~	1,513,680

13,116	Archer-Daniels-Midland Company	983,700

8,414	Church & Dwight Company, Inc.	863,697

54,401	Coca-Cola Company~	3,319,005

NUMBER OF SHARES		VALUE

12,672	Colgate-Palmolive Company	$1,044,806

5,979	Constellation Brands, Inc. - Class A	1,421,507

5,173	Costco Wholesale Corp.~	2,613,038

13,837	General Mills, Inc.	950,325

10,498	Kellogg Company	661,374

7,824	Kimberly-Clark Corp.	1,076,974

18,078	Kraft Heinz Company	647,192

18,211	Kroger Company	793,817

36,550	Mondelez International, Inc. - Class A~	2,449,947

7,902	Monster Beverage Corp.#	685,261

16,686	PepsiCo, Inc.~	2,895,355

30,543	Philip Morris International, Inc.~	3,141,348

29,996	Procter & Gamble Company~	4,812,858

12,841	Walgreens Boots Alliance, Inc.~	638,968

25,733	Walmart, Inc.~	3,597,731

		34,110,583

	Energy (3.3%)

33,689	Chevron Corp.~	4,424,376

22,859	ConocoPhillips~	2,025,765

6,446	EOG Resources, Inc.	718,600

39,211	Exxon Mobil Corp.	2,978,467

14,839	Hess Corp.	1,369,491

43,363	Kinder Morgan, Inc.	752,782

26,381	Marathon Petroleum Corp.	1,892,837

12,877	Occidental Petroleum Corp.	485,077

8,692	ONEOK, Inc.	527,431

6,090	Phillips 66	516,371

8,645	Pioneer Natural Resources Company	1,892,304

18,344	Schlumberger, NV	716,700

13,629	Sysco Corp.	1,065,106

6,059	Valero Energy Corp.~	502,715

21,885	Williams Companies, Inc.	655,237

		20,523,259

	Financials (10.4%)

8,990	Aflac, Inc.	564,752

6,904	Allstate Corp.	833,106

15,433	American Express Company~	2,775,162

30,732	American International Group, Inc.~	1,774,773

4,228	Ameriprise Financial, Inc.	1,286,623

7,698	Arthur J Gallagher & Company	1,215,822

6,349	Assurant, Inc.~	968,286

170,718	Bank of America Corp.~	7,876,929

15,667	Bank of New York Mellon Corp.	928,426

23,271	Berkshire Hathaway, Inc. - Class B#~	7,284,288

1,625	BlackRock, Inc.	1,337,277

8,073	Capital One Financial Corp.~	1,184,551

7,152	Cboe Global Markets, Inc.~	847,727

30,010	Charles Schwab Corp.	2,631,877

9,560	Chubb, Ltd.	1,885,997

29,777	Citigroup, Inc.~	1,939,078

3,382	CME Group, Inc.	776,169

9,181	Discover Financial Services	1,062,701

7,237	First Republic Bank	1,256,271

9,120	Goldman Sachs Group, Inc.~	3,234,682

41,297	JPMorgan Chase & Company~	6,136,734

4,202	M&T Bank Corp.	711,735

11,942	Marsh & McLennan Companies, Inc.~	1,834,769

See accompanying Notes to Schedule of Investments

1

Calamos Hedged Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

NUMBER OF SHARES		VALUE

13,020	MetLife, Inc.	$873,121

21,164	Morgan Stanley	2,170,157

6,732	Northern Trust Corp.	785,220

5,042	Prudential Financial, Inc.	562,536

4,374	S&P Global, Inc.~	1,816,172

5,933	State Street Corp.	560,668

5,618	Travelers Companies, Inc.	933,599

10,671	Truist Financial Corp.	670,352

15,542	US Bancorp~	904,389

79,901	Wells Fargo & Company	4,298,674

20,179	Zions Bancorp, N.A.	1,368,540

		65,291,163

	Health Care (11.5%)

22,310	Abbott Laboratories~	2,843,633

27,712	AbbVie, Inc.~	3,793,496

14,303	Agilent Technologies, Inc.~	1,992,694

2,411	Align Technology, Inc.#	1,193,349

6,275	Amgen, Inc.~	1,425,304

15,662	Baxter International, Inc.~	1,338,161

5,239	Becton Dickinson and Company~	1,331,439

3,263	Biogen, Inc.#~	737,438

46,209	Boston Scientific Corp.#	1,982,366

44,094	Bristol-Myers Squibb Company~	2,861,260

10,192	Centene Corp.#	792,530

4,329	Cigna Corp.	997,661

19,146	CVS Health Corp.~	2,039,240

12,503	Danaher Corp.~	3,573,232

14,582	Edwards Lifesciences Corp.#~	1,592,354

14,809	Eli Lilly & Company~	3,633,981

20,395	Gilead Sciences, Inc.~	1,400,729

4,271	HCA Healthcare, Inc.	1,025,254

2,758	Humana, Inc.~	1,082,515

2,350	Illumina, Inc.#	819,727

7,308	Intuitive Surgical, Inc.#~	2,076,787

35,281	Johnson & Johnson~	6,078,563

3,906	Laboratory Corp. of America Holdings#	1,059,932

3,932	McKesson Corp.	1,009,423

37,934	Merck & Company, Inc.~	3,090,862

4,810	Moderna, Inc.#	814,477

4,023	Organon & Company	128,374

85,539	Pfizer, Inc.~	4,507,050

4,879	Quest Diagnostics, Inc.	658,763

1,039	Regeneron Pharmaceuticals, Inc.#	632,325

7,469	Thermo Fisher Scientific, Inc.~	4,341,730

18,032	UnitedHealth Group, Inc.~	8,521,382

6,121	Vertex Pharmaceuticals, Inc.#~	1,487,709

3,791	Zimmer Biomet Holdings, Inc.	466,369

5,155	Zoetis, Inc.	1,029,917

		72,360,026

	Industrials (7.2%)

8,666	3M Company~	1,438,729

4,543	Allegion, PLC	557,562

8,169	Boeing Company#~	1,635,761

23,682	Carrier Global Corp.	1,129,158

12,065	Caterpillar, Inc.~	2,431,821

64,048	CSX Corp.~	2,191,723

4,354	Deere & Company~	1,638,846

14,975	Delta Air Lines, Inc.#~	594,358

5,976	Eaton Corp., PLC	946,778

17,094	Emerson Electric Company~	1,571,793

3,254	FedEx Corp.	800,029

NUMBER OF SHARES		VALUE

9,283	Fortune Brands Home & Security, Inc.	$874,180

3,780	General Dynamics Corp.	801,738

16,109	General Electric Company	1,521,978

14,479	Honeywell International, Inc.~	2,960,666

5,385	Illinois Tool Works, Inc.	1,259,659

13,893	Johnson Controls International, PLC	1,009,604

6,018	L3Harris Technologies, Inc.	1,259,507

3,034	Lockheed Martin Corp.~	1,180,620

12,710	Masco Corp.	804,924

3,454	Norfolk Southern Corp.	939,454

3,106	Northrop Grumman Corp.~	1,148,909

5,689	Otis Worldwide Corp.	486,011

8,891	PACCAR, Inc.	826,774

10,776	Pentair, PLC	686,431

30,893	Raytheon Technologies Corp.~	2,786,240

6,243	Stanley Black & Decker, Inc.	1,090,340

3,810	Stryker Corp.	945,071

825	Teledyne Technologies, Inc.#	347,680

15,981	Union Pacific Corp.~	3,908,154

10,192	United Parcel Service, Inc. - Class B~	2,060,924

5,115	Verisk Analytics, Inc. - Class A	1,003,205

9,789	Waste Management, Inc.~	1,472,657

7,034	Xylem, Inc.~	738,711

		45,049,995

	Information Technology (26.0%)

8,556	Accenture, PLC - Class A	3,025,231

7,317	Adobe, Inc.#~	3,909,473

22,742	Advanced Micro Devices, Inc.#~	2,598,274

13,288	Amphenol Corp. - Class A	1,057,592

229,619	Apple, Inc.~	40,132,809

27,154	Applied Materials, Inc.~	3,752,140

3,698	Autodesk, Inc.#	923,723

8,656	Automatic Data Processing, Inc.~	1,784,608

6,832	Broadcom, Inc.~	4,002,732

81,311	Cisco Systems, Inc.~	4,526,583

5,693	Citrix Systems, Inc.	580,344

10,375	Cognizant Technology Solutions Corp. - Class A	886,233

1,566	Enphase Energy, Inc.#	219,976

14,659	Fidelity National Information Services, Inc.	1,757,907

10,260	Fiserv, Inc.#~	1,084,482

3,823	Gartner, Inc.#	1,123,542

5,684	Global Payments, Inc.	851,918

21,326	HP, Inc.	783,304

63,260	Intel Corp.~	3,088,353

10,434	International Business Machines Corp.	1,393,669

4,002	Intuit, Inc.~	2,222,030

3,878	Jack Henry & Associates, Inc.	650,767

1,942	Lam Research Corp.~	1,145,625

11,442	Mastercard, Inc. - Class A	4,420,960

25,278	Micron Technology, Inc.~	2,079,621

120,916	Microsoft Corp.~	37,602,458

5,745	NetApp, Inc.	497,000

44,287	NVIDIA Corp.~	10,844,115

21,933	Oracle Corp.~	1,780,082

8,138	Paychex, Inc.	958,331

2,920	Paycom Software, Inc.#	979,076

22,278	PayPal Holdings, Inc.#	3,830,479

18,269	QUALCOMM, Inc.~	3,210,959

17,290	salesforce.com, Inc.#~	4,022,173

See accompanying Notes to Schedule of Investments

2

Calamos Hedged Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

NUMBER OF SHARES		VALUE

5,547	TE Connectivity, Ltd.	$793,277

10,172	Texas Instruments, Inc.~	1,825,772

30,832	Visa, Inc. - Class A~	6,973,273

5,633	Western Digital Corp.#	291,451

11,276	Xilinx, Inc.	2,182,470

		163,792,812

	Materials (2.8%)

5,021	Air Products and Chemicals, Inc.~	1,416,524

4,102	Avery Dennison Corp.	842,633

11,671	Ball Corp.	1,133,254

14,311	Corteva, Inc.	688,073

14,309	Dow, Inc.	854,677

12,862	DuPont de Nemours, Inc.	985,229

40,338	Freeport-McMoRan, Inc.	1,501,380

1,036	International Flavors & Fragrances, Inc.	136,669

11,220	Linde, PLC	3,575,590

21,632	Medtronic, PLC	2,238,696

13,032	Newmont Corp.	797,167

6,360	PPG Industries, Inc.	993,432

2,488	ServiceNow, Inc.#	1,457,421

3,892	Sherwin-Williams Company	1,115,097

		17,735,842

	Real Estate (2.2%)

4,374	Alexandria Real Estate Equities, Inc.	852,230

5,496	American Tower Corp.	1,382,244

4,021	AvalonBay Communities, Inc.	982,049

5,456	Crown Castle International Corp.	995,775

4,350	Digital Realty Trust, Inc.	649,151

1,007	Equinix, Inc.	729,974

3,892	Federal Realty Investment Trust	496,191

5,233	Mid-America Apartment Communities, Inc.	1,081,557

7,538	Prologis, Inc.	1,182,109

2,880	Public Storage	1,032,566

10,010	Realty Income Corp.	694,794

8,159	Regency Centers Corp.	585,408

6,044	Simon Property Group, Inc.	889,677

12,669	UDR, Inc.	720,106

10,248	Welltower, Inc.	887,784

19,073	Weyerhaeuser Company	771,121

		13,932,736

	Utilities (2.2%)

31,213	AES Corp.	692,304

12,221	American Electric Power Company, Inc.~	1,104,778

11,371	CMS Energy Corp.	732,065

9,519	Consolidated Edison, Inc.	822,918

11,257	Dominion Energy, Inc.	907,990

15,565	Duke Energy Corp.~	1,635,259

6,889	Edison International	432,560

6,969	Entergy Corp.	778,925

9,601	Exelon Corp.	556,378

15,765	FirstEnergy Corp.	661,499

25,039	NextEra Energy, Inc.~	1,956,047

19,262	NiSource, Inc.	562,065

12,105	Public Service Enterprise Group, Inc.	805,346

17,283	Southern Company	1,200,996

NUMBER OF SHARES		VALUE

13,873	Xcel Energy, Inc.	$966,393

		13,815,523

	TOTAL COMMON STOCKS (Cost $400,286,994)	566,249,761

EXCHANGE-TRADED FUND (6.8%)

	Other (6.8%)

94,835	SPDR S&P 500 ETF Trust (Cost $43,387,040)	42,667,215

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.7%) #

	Communication Services (0.0%)

27	Netflix, Inc.

1,153,278	Put, 04/14/22, Strike $320.00	10,530

	Consumer Discretionary (0.0%)

10	Tesla, Inc.

936,720	Put, 03/18/22, Strike $800.00	30,275

	Other (0.7%)

	S&P 500 Index

450

203,199,750	Call, 03/31/22, Strike $5,000.00	222,750

250

112,888,750	Put, 03/31/22, Strike $3,000.00 S&P 500 Index	156,250

500

225,777,500	Put, 02/28/22, Strike $4,300.00	2,385,000

200

90,311,000	Call, 02/28/22, Strike $4,850.00	73,000

200

90,311,000	Put, 03/31/22, Strike $4,200.00	1,449,000

160

72,248,800	Call, 02/28/22, Strike $4,950.00	21,600

150

67,733,250	Put, 02/28/22, Strike $4,000.00	234,750

100

45,155,500	Call, 05/31/22, Strike $5,000.00	200,500

		4,742,850

	TOTAL PURCHASED OPTIONS (Cost $6,099,779)	4,783,655

TOTAL INVESTMENTS (99.0%) (Cost $456,361,113)		623,047,642

OTHER ASSETS, LESS LIABILITIES (1.0%)		6,374,852

NET ASSETS (100.0%)		$629,422,494

WRITTEN OPTIONS (-2.6%) #

	Communication Services (0.0%)

54	Netflix, Inc.

2,306,556	Put, 04/14/22, Strike $290.00	(9,855)

See accompanying Notes to Schedule of Investments

3

Calamos Hedged Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

	Consumer Discretionary (0.0%)

20	Tesla, Inc.

1,873,440	Put, 03/18/22, Strike $700.00	$(24,900)

	Other (-2.6%)

	S&P 500 Index

200

90,311,000	Call, 02/28/22, Strike $4,500.00	(1,927,000)

200

90,311,000	Put, 03/31/22, Strike $3,500.00	(292,000)

180

81,279,900	Put, 02/28/22, Strike $3,800.00	(145,800)

175

79,022,125	Call, 04/29/22, Strike $4,400.00	(4,178,125)

175

79,022,125	Call, 12/30/22, Strike $5,000.00	(1,939,000)

150

67,733,250	Call, 06/30/22, Strike $4,700.00	(1,762,500)

100

45,155,500	Call, 06/30/22, Strike $4,500.00	(2,264,000)

100

45,155,500	Call, 12/30/22, Strike $4,600.00	(2,945,000)

95

42,897,725	Call, 03/31/22, Strike $4,600.00	(830,300)

		(16,283,725)

	TOTAL WRITTEN OPTIONS (Premium $24,049,876)	(16,318,480)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $119,522,442.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

4

Calamos Phineus Long/Short Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (95.5%)

		Airlines (3.0%)

413,000		Southwest Airlines Company#~	$18,485,880

		Communication Services (3.3%)

7,400		Alphabet, Inc. - Class A#~	20,024,918

		Consumer Discretionary (10.8%)

412,000	EUR	Accor, SA#	15,141,552

56,000	EUR	Bayerische Motoren Werke, AG	5,927,202

274,000		Caesars Entertainment, Inc.#~	20,862,360

80,000		Hilton Worldwide Holdings, Inc.#	11,608,800

135,500		Las Vegas Sands Corp.#~	5,934,900

90,000		Royal Caribbean Cruises, Ltd.#	7,002,900

			66,477,714

		Consumer Staples (3.9%)

308,000		Sysco Corp.~	24,070,200

		Energy (4.8%)

633,000		Baker Hughes a GE Company	17,369,520

234,000		Canadian Natural Resources, Ltd.~^	11,915,280

			29,284,800

		Financials (23.0%)

489,000		Bank of America Corp.~	22,562,460

1,030,000		Huntington Bancshares, Inc.~	15,511,800

3,107,000		Itau Unibanco Holding, SA^	14,665,040

4,415,000	GBP	Legal & General Group, PLC	17,262,463

17,800,000	GBP	Lloyds Banking Group, PLC	12,352,680

193,300		Morgan Stanley~	19,820,982

5,480,000	GBP	Natwest Group, PLC	18,011,560

214,000		Truist Financial Corp.~	13,443,480

243,500		XP, Inc. - Class A#	8,110,985

			141,741,450

		Health Care (4.7%)

177,500		BioMarin Pharmaceutical, Inc.#	15,731,825

313,500		Boston Scientific Corp.#~	13,449,150

			29,180,975

		Industrials (32.0%)

254,500		AerCap Holdings, NV#~	16,033,500

665,000		Air Lease Corp. - Class A~	26,473,650

78,000		Boeing Company#~	15,618,720

300,000		CSX Corp.~	10,266,000

450,000		Delta Air Lines, Inc.#~	17,860,500

86,500		Honeywell International, Inc.~	17,687,520

6,783,800	GBP	International Consolidated Airlines Group, SA#^	14,501,567

74,700		L3Harris Technologies, Inc.~	15,633,963

240,500		Raytheon Technologies Corp.~	21,690,695

105,000	EUR	Siemens, AG	16,670,966

384,000		Uber Technologies, Inc.#~	14,361,600

41,000		Union Pacific Corp.~	10,026,550

			196,825,231

		Information Technology (7.5%)

143,000		Fidelity National Information Services, Inc.	17,148,560

19,500		Paycom Software, Inc.#	6,538,350

NUMBER OF SHARES		VALUE

108,100	Twilio, Inc. - Class A#	$22,281,572

		45,968,482

	Special Purpose Acquisition Company (2.5%)

295,500	Shell, PLC W/i Adr Adr#	15,188,700

	TOTAL COMMON STOCKS (Cost $541,900,912)	587,248,350

EXCHANGE-TRADED FUND (0.9%)

	Financials (0.9%)

270,000	US Global Jets ETF (Cost $5,772,670)	5,729,400

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (1.1%) #

	Communication Services (0.0%)

37	Alphabet, Inc.

10,012,459	Call, 02/04/22, Strike $2,750.00	181,300

	Consumer Discretionary (0.1%)

67	Amazon.com, Inc.

20,042,849	Put, 02/04/22, Strike $2,700.00	50,250

1,400	Caesars Entertainment, Inc.

10,659,600	Call, 02/25/22, Strike $80.00	469,000

		519,250

	Consumer Staples (0.1%)

12,325,172	Costco Wholesale Corp.	350,140

	Financials (0.2%)

620	Morgan Stanley

6,357,480	Call, 03/18/22, Strike $100.00	368,900

10,000	US Global Jets ETF

21,220,000	Call, 02/04/22, Strike $21.50	295,000

3,200	Wells Fargo & Company

17,216,000	Call, 03/18/22, Strike $55.00	542,400

		1,206,300

	Industrials (0.1%)

260	Boeing Company

5,206,240	Call, 03/18/22, Strike $230.00	55,380

2,650	Uber Technologies, Inc.

9,911,000	Call, 02/11/22, Strike $37.00	636,000

		691,380

	Information Technology (0.2%)

1,700	Micron Technology, Inc.

13,985,900	Call, 02/11/22, Strike $80.00	675,750

	Twilio, Inc.

1,081

22,281,572	Put, 02/11/22, Strike $165.00	301,599

See accompanying Notes to Schedule of Investments

1

Calamos Phineus Long/Short Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

626

12,903,112	Call, 02/18/22, Strike $230.00	$400,640

425

8,760,100	Call, 02/18/22, Strike $260.00	78,837

		1,456,826

	Materials (0.1%)

420	Linde, PLC

13,384,560	Call, 02/18/22, Strike $310.00	556,500

	Other (0.3%)

4,400	iShares MSCI Japan ETF

28,195,200	Call, 02/18/22, Strike $68.00

	SPDR S&P 500 ETF Trust	15,400

2,860

128,674,260	Put, 02/09/22, Strike $420.00	243,100

2,760

124,175,160	Put, 02/18/22, Strike $440.00	1,593,900

		1,852,400

	TOTAL PURCHASED OPTIONS (Cost $10,059,678)	6,814,096

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.8%)

4,568,949	State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $4,568,949)	4,568,949

TOTAL INVESTMENTS (98.3%) (Cost $562,302,209)		604,360,795

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.7%)		(4,568,949)

OTHER ASSETS, LESS LIABILITIES (2.4%)		14,959,935

NET ASSETS (100.0%)		$614,751,781

NUMBER OF SHARES		VALUE

COMMON STOCKS SOLD SHORT (-5.6%) #

	Consumer Discretionary (-0.8%)

(14,000)	Home Depot, Inc.	(5,137,720)

	Consumer Staples (-3.1%)

(22,000)	Costco Wholesale Corp.	(11,112,860)

(186,000)	Kroger Company	(8,107,740)

		(19,220,600)

	Industrials (-1.7%)

(68,100)	Waste Management, Inc.	(10,244,964)

NUMBER OF SHARES		VALUE

	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $34,298,616)	$(34,603,284)

EXCHANGE-TRADED FUND SOLD SHORT (-41.6%) #

	Other (-41.6%)

(568,300)	SPDR S&P 500 ETF Trust (Proceeds $(264,000,701))	(255,683,853)

	TOTAL SECURITIES SOLD SHORT (Proceeds $(298,299,317))	(290,287,137)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTIONS (-0.8%) #

	Communication Services (0.0%)

60	Netflix, Inc.

2,562,840	Put, 02/18/22, Strike $440.00	(147,600)

	Consumer Discretionary (0.0%)

67	Amazon.com, Inc.

20,042,849	Put, 03/18/22, Strike $2,300.00	(75,710)

1,400	Caesars Entertainment, Inc.

10,659,600	Put, 02/25/22, Strike $65.00	(191,800)

		(267,510)

	Financials (-0.1%)

	US Global Jets ETF

2,900

6,153,800	Call, 02/04/22, Strike $20.50	(263,900)

2,900

6,153,800	Put, 02/04/22, Strike $20.50	(56,550)

		(320,450)

	Industrials (0.0%)

2,650	Uber Technologies, Inc.

9,911,000	Put, 02/04/22, Strike $34.00	(41,075)

	Information Technology (-0.1%)

220	Lam Research Corp.

12,978,240	Put, 02/18/22, Strike $540.00	(180,950)

1,700	Micron Technology, Inc.

13,985,900	Put, 02/18/22, Strike $70.00	(75,650)

1,081	Twilio, Inc.

22,281,572	Put, 02/04/22, Strike $175.00	(56,753)

		(313,353)

	Materials (0.0%)

420	Linde, PLC

13,384,560	Put, 03/18/22, Strike $290.00	(154,350)

	Other (-0.6%)

3,300	Invesco QQQ Trust Series

119,806,500	Put, 04/14/22, Strike $300.00	(1,202,850)

	SPDR S&P 500 ETF Trust

2,860

128,674,260	Put, 02/18/22, Strike $400.00	(280,280)

2,760

124,175,160	Put, 04/14/22, Strike $390.00	(1,280,640)

See accompanying Notes to Schedule of Investments

2

Calamos Phineus Long/Short Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

2,520

113,377,320	Put, 03/18/22, Strike $400.00	$(879,480)

1,380

62,087,580	Put, 03/18/22, Strike $380.00	(282,900)

		(3,926,150)

	TOTAL WRITTEN OPTIONS (Premium $12,621,226)	(5,170,488)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~

Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options and securities sold short. The aggregate value of such securities is $227,461,814.

^	Security, or portion of security, is on loan.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2022.

FOREIGN CURRENCY ABBREVIATIONS

EUR	European Monetary Unit
GBP	British Pound Sterling

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

3

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CONVERTIBLE BONDS (83.7%)

	Airlines (1.3%)

13,250,000	Southwest Airlines Company~ 1.250%, 05/01/25	$18,044,115

	Communication Services (8.4%)

	Liberty Media Corp.

12,500,000	0.500%, 12/01/50*	16,813,375

10,750,000	1.375%, 10/15/23	14,851,448

8,000,000	Liberty Media Corp. / Liberty Formula One~ 1.000%, 01/30/23	13,194,240

7,750,000	Match Group Financeco 3, Inc.* 2.000%, 01/15/30	12,162,230

	Snap, Inc.

32,000,000	0.000%, 05/01/27~*^	27,462,080

3,273,000	0.250%, 05/01/25	5,382,481

12,500,000	Twitter, Inc.^ 0.250%, 06/15/24	13,037,375

11,000,000	Zynga, Inc. 0.250%, 06/01/24	13,360,930

		116,264,159

	Consumer Discretionary (20.5%)

7,750,000	Airbnb, Inc.* 0.000%, 03/15/26	7,368,002

15,419,000	Booking Holdings, Inc.^ 0.750%, 05/01/25	23,022,571

6,750,000	Burlington Stores, Inc. 2.250%, 04/15/25	8,779,725

6,750,000	Chegg, Inc. 0.000%, 09/01/26	5,466,488

3,250,000	Dick’s Sporting Goods, Inc. 3.250%, 04/15/25	11,615,077

7,250,000	DISH Network Corp. 0.000%, 12/15/25	7,037,720

10,750,000	DraftKings, Inc.* 0.000%, 03/15/28	8,178,170

	Etsy, Inc.

16,750,000	0.125%, 09/01/27	18,628,345

3,500,000	0.250%, 06/15/28*	3,452,960

25,000,000	Ford Motor Company~* 0.000%, 03/15/26	33,935,750

7,500,000	LCI Industries 1.125%, 05/15/26	7,377,825

5,517,000	MakeMyTrip, Ltd.* 0.000%, 02/15/28	5,545,633

14,750,000	Marriott Vacations Worldwide Corp.* 0.000%, 01/15/26	16,443,890

17,000,000	NCL Corp. Ltd- Class C*^ 1.125%, 02/15/27	16,032,530

	RH

3,750,000	0.000%, 09/15/24	7,235,438

3,250,000	0.000%, 06/15/23	6,742,028

20,500,000	Royal Caribbean Cruises, Ltd. 4.250%, 06/15/23	26,229,545

7,750,000	Shake Shack, Inc.* 0.000%, 03/01/28	6,360,270

505,000	Tesla, Inc. 2.000%, 05/15/24	7,662,729

4,000,000	Under Armour, Inc. 1.500%, 06/01/24	6,831,840

PRINCIPAL AMOUNT		VALUE

20,750,000	Vail Resorts, Inc.^ 0.000%, 01/01/26	$20,802,912

7,750,000	Vroom, Inc.* 0.750%, 07/01/26	4,322,408

16,000,000	Wayfair, Inc. 0.625%, 10/01/25	14,019,680

8,000,000	Winnebago Industries, Inc. 1.500%, 04/01/25	9,620,000

		282,711,536

	Consumer Staples (0.4%)

7,750,000	Beyond Meat, Inc.* 0.000%, 03/15/27	5,347,965

	Energy (1.6%)

4,000,000	EQT Corp. 1.750%, 05/01/26	6,513,160

7,750,000	Pioneer Natural Resources Company 0.250%, 05/15/25	16,051,258

		22,564,418

	Financials (1.0%)

7,500,000	Realogy Group, LLC / Realogy Co-Issuer Corp.* 0.250%, 06/15/26	7,224,825

7,250,000	SoFi Technologies, Inc.* 0.000%, 10/15/26	6,773,675

		13,998,500

	Health Care (13.0%)

7,750,000	Alphatec Holdings, Inc.*^ 0.750%, 08/01/26	7,201,145

4,630,000	CONMED Corp. 2.625%, 02/01/24	7,520,787

17,000,000	CryoPort, Inc.* 0.750%, 12/01/26	13,790,740

20,500,000	Dexcom, Inc.^ 0.250%, 11/15/25	21,860,585

2,772,000	Envista Holdings Corp. 2.375%, 06/01/25	5,924,069

10,000,000	Exact Sciences Corp. 0.375%, 03/15/27	9,937,500

7,750,000	Halozyme Therapeutics, Inc.* 0.250%, 03/01/27	6,658,955

5,750,000	Insulet Corp. 0.375%, 09/01/26	7,315,725

13,500,000	Integra LifeSciences Holdings Corp. 0.500%, 08/15/25	14,458,905

12,250,000	Jazz Investments I, Ltd.^ 2.000%, 06/15/26	14,383,950

14,000,000	NeoGenomics, Inc. 0.250%, 01/15/28	10,357,480

5,600,000	NuVasive, Inc. 0.375%, 03/15/25	5,347,160

11,250,000	Omnicell, Inc.^ 0.250%, 09/15/25	18,117,000

10,000,000	Pacira BioSciences, Inc. 0.750%, 08/01/25	11,355,400

6,805,000	Repligen Corp. 0.375%, 07/15/24	12,259,479

See accompanying Notes to Schedule of Investments

1

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

2,000,000	Sarepta Therapeutics, Inc. 1.500%, 11/15/24	$2,531,180

8,500,000	Tandem Diabetes Care, Inc.* 1.500%, 05/01/25	10,808,090

		179,828,150

	Industrials (4.4%)

7,000,000	Air Transport Services Group, Inc.~ 1.125%, 10/15/24	7,517,160

15,000,000	JetBlue Airways Corp.*^ 0.500%, 04/01/26	14,272,950

7,500,000	John Bean Technologies Corp.* 0.250%, 05/15/26	7,696,800

5,500,000	Middleby Corp. 1.000%, 09/01/25	8,293,560

23,750,000	Uber Technologies, Inc.^ 0.000%, 12/15/25	22,203,638

		59,984,108

	Information Technology (30.7%)

9,500,000	Akamai Technologies, Inc. 0.125%, 05/01/25	12,228,970

11,500,000	Bentley Systems, Inc.* 0.125%, 01/15/26	10,915,915

	Bill.com Holdings, Inc.

14,750,000	0.000%, 04/01/27*^	13,321,020

3,750,000	0.000%, 12/01/25	5,269,200

8,500,000	Camtek Ltd.* 0.000%, 12/01/26	8,188,220

8,000,000	Confluent, Inc.* 0.000%, 01/15/27	7,859,360

13,000,000	Coupa Software, Inc. 0.125%, 06/15/25	14,543,880

6,250,000	CyberArk Software, Ltd. 0.000%, 11/15/24	6,979,313

6,000,000	Datadog, Inc. 0.125%, 06/15/25	10,262,460

8,500,000	DigitalOcean Holdings, Inc.* 0.000%, 12/01/26	6,875,310

	Enphase Energy, Inc.*

7,750,000	0.000%, 03/01/26	7,127,288

7,750,000	0.000%, 03/01/28	7,095,435

11,000,000	Five9, Inc. 0.500%, 06/01/25	12,871,320

17,750,000	Microchip Technology, Inc.^ 0.125%, 11/15/24	20,976,240

6,250,000	MongoDB, Inc. 0.250%, 01/15/26	12,591,375

	Okta, Inc.

8,000,000	0.125%, 09/01/25	10,020,560

4,750,000	0.375%, 06/15/26	5,303,613

21,750,000	ON Semiconductor Corp.* 0.000%, 05/01/27	28,955,775

	Palo Alto Networks, Inc.

9,500,000	0.750%, 07/01/23~	18,622,565

6,250,000	0.375%, 06/01/25	11,120,437

8,500,000	Perficient, Inc.* 0.125%, 11/15/26	7,556,585

3,500,000	Q2 Holdings, Inc. 0.750%, 06/01/26	3,589,425

14,500,000	Repay Holdings Corp.*^ 0.000%, 02/01/26	12,519,445

8,750,000	RingCentral, Inc. 0.000%, 03/01/25	8,014,650

PRINCIPAL AMOUNT		VALUE

21,750,000	Shift4 Payments, Inc.*^ 0.000%, 12/15/25	$21,865,710

8,898,000	Shopify, Inc.^ 0.125%, 11/01/25	9,523,084

10,750,000	Silicon Laboratories, Inc. 0.625%, 06/15/25	15,832,277

20,000,000	Splunk, Inc. 1.125%, 06/15/27	18,242,400

13,500,000	Square, Inc. 0.125%, 03/01/25	16,884,450

13,750,000	Tyler Technologies, Inc.* 0.250%, 03/15/26	15,650,250

17,000,000	Unity Software, Inc.* 0.000%, 11/15/26	14,279,830

10,500,000	Wix.com, Ltd. 0.000%, 08/15/25	9,142,875

7,000,000	Workday, Inc. 0.250%, 10/01/22	12,095,860

12,250,000	Zendesk, Inc. 0.625%, 06/15/25	14,135,765

7,250,000	Zscaler, Inc. 0.125%, 07/01/25	13,094,442

		423,555,304

	Materials (2.4%)

5,000,000	Allegheny Technologies, Inc. 3.500%, 06/15/25	7,062,500

7,500,000	Ivanhoe Mines, Ltd.* 2.500%, 04/15/26	10,237,200

6,655,000	Lithium Americas Corp.* 1.750%, 01/15/27	5,897,927

8,241,000	MP Materials Corp.* 0.250%, 04/01/26	9,648,398

		32,846,025

	TOTAL CONVERTIBLE BONDS (Cost $1,053,591,822)	1,155,144,280

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (13.8%)

	Communication Services (0.7%)

9,250	2020 Cash Mandatory Exchangeable Trust* 5.250%, 06/01/23	9,226,366

	Consumer Discretionary (1.0%)

92,520	Aptiv, PLC 5.500%, 06/15/23	14,412,766

	Financials (1.7%)

10,300	Bank of America Corp.~‡‡ 7.250%	14,502,400

107,870	KKR & Company, Inc.^ 6.000%, 09/15/23	9,574,541

		24,076,941

	Health Care (4.0%)

157,130	Avantor, Inc. 6.250%, 05/15/22	17,944,246

115,360	Boston Scientific Corp. 5.500%, 06/01/23	13,444,054

See accompanying Notes to Schedule of Investments

2

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

NUMBER OF SHARES		VALUE

12,375	Danaher Corp. 4.750%, 04/15/22	$23,589,844

		54,978,144

	Industrials (1.0%)

129,110	Stanley Black & Decker, Inc.^ 5.250%, 11/15/22	13,475,211

	Information Technology (2.2%)

16,605	Broadcom, Inc. 8.000%, 09/30/22	30,414,050

	Utilities (3.2%)

74,990	AES Corp.^ 6.875%, 02/15/24	6,827,839

152,490	Dominion Energy, Inc. 7.250%, 06/01/22	15,557,030

	NextEra Energy, Inc.

174,515	6.219%, 09/01/23^	8,968,326

149,730	4.872%, 09/01/22	8,708,297

86,590	5.279%, 03/01/23	4,415,224

		44,476,716

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $152,754,617)	191,060,194

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (9.9%)

67,815,346	JPMorgan Prime Money Market Fund - Capital Class, 0.070%***†	67,815,346

69,188,359	State Street Navigator Securities Lending Government Money Market Portfolio†	69,188,359

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $137,003,705)	137,003,705

TOTAL INVESTMENTS (107.4%) (Cost $1,343,350,144)		1,483,208,179

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-9.9%)		(137,003,705)

OTHER ASSETS, LESS LIABILITIES (2.5%)		34,878,633

NET ASSETS (100.0%)		$1,381,083,107

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
Northern Trust Company	Canadian Dollar	04/28/22	1,432,000	$1,126,319	$(876)

					$(876)

COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
BANK OF NEW YORK	Canadian Dollar	04/28/22	11,250,000	$8,848,529	$162,103

					$162,103

NOTES TO SCHEDULE OF INVESTMENTS

~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $44,283,289.
*

Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^	Security, or portion of security, is on loan.
‡‡	Perpetual maturity.
#	Non-income producing security.
***	The rate disclosed is the 7 day net yield as of January 31, 2022.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2022.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

3

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (87.8%)

		Airlines (0.5%)

873,000		Southwest Airlines Company 1.250%, 05/01/25	$1,188,869

		Communication Services (12.4%)

1,100,000	EUR	America Movil, BV 0.000%, 03/02/24	1,301,354

1,363,000		Bharti Airtel, Ltd.* 1.500%, 02/17/25	1,845,025

1,389,000		Bilibili, Inc.*^ 0.500%, 12/01/26	1,075,933

600,000	EUR	Cellnex Telecom, SA 1.500%, 01/16/26	950,311

		CyberAgent, Inc.

50,000,000	JPY	0.000%, 02/17/23	453,067

50,000,000	JPY	0.000%, 02/19/25	480,592

750,000		Hello Group, Inc. 1.250%, 07/01/25	690,360

		iQIYI, Inc.^

1,205,000		4.000%, 12/15/26	831,848

760,000		2.000%, 04/01/25	583,148

1,900,000		Kakao Corp. 0.000%, 04/28/23	1,992,967

710,000		Liberty Media Corp. 1.375%, 10/15/23	980,886

665,000		Liberty Media Corp. (Sirius XM Holdings, Inc.)*§ 2.125%, 03/31/48	690,257

		Sea, Ltd.

4,896,000		0.250%, 09/15/26	4,127,328

899,000		2.375%, 12/01/25	1,658,646

		Snap, Inc.

4,692,000		0.000%, 05/01/27*	4,026,628

511,000		0.750%, 08/01/26	832,010

		Twitter, Inc.

2,711,000		0.000%, 03/15/26*	2,420,977

1,740,000		0.250%, 06/15/24	1,814,803

1,000,000		Xiaomi Best Time International, Ltd. 0.000%, 12/17/27	929,220

1,042,000		Zynga, Inc. 0.250%, 06/01/24	1,265,644

			28,951,004

		Consumer Discretionary (16.8%)

1,366,000		Airbnb, Inc.* 0.000%, 03/15/26	1,298,670

957,000		Booking Holdings, Inc.^ 0.750%, 05/01/25	1,428,925

900,000	EUR	Delivery Hero, SE 0.250%, 01/23/24	995,999

2,719,000		DraftKings, Inc.* 0.000%, 03/15/28	2,068,506

1,200,000	CHF	Dufry One, BV 0.750%, 03/30/26	1,250,828

958,000		Etsy, Inc.^ 0.125%, 09/01/27	1,065,430

521,000		Fiverr International, Ltd. 0.000%, 11/01/25	446,664

2,000,000	AUD	Flight Centre Travel Group, Ltd. 1.625%, 11/01/28	1,247,618

PRINCIPAL AMOUNT			VALUE

1,100,000	EUR	Global Fashion Group, SA 1.250%, 03/15/28	$934,644

600,000	EUR	HelloFresh, SE 0.750%, 05/13/25	925,889

969,000		Liberty Broadband Corp.* 2.750%, 09/30/50	978,060

1,330,000		Lucid Group, Inc.* 1.250%, 12/15/26	1,104,246

1,958,000		MakeMyTrip, Ltd.* 0.000%, 02/15/28	1,968,162

1,003,000		Marriott Vacations Worldwide Corp.* 0.000%, 01/15/26	1,118,185

2,700,000		Meituan 0.000%, 04/27/28	2,496,177

300,000,000	JPY	Mercari, Inc. 0.000%, 07/14/28	2,551,877

2,783,000		NCL Corp. Ltd- Class C* 1.125%, 02/15/27	2,624,620

900,000	GBP	Ocado Group, PLC 0.750%, 01/18/27	1,081,816

948,000		Peloton Interactive, Inc.*^ 0.000%, 02/15/26	815,583

1,843,000		Pinduoduo, Inc. 0.000%, 12/01/25	1,673,131

2,427,000		Royal Caribbean Cruises, Ltd. 4.250%, 06/15/23	3,105,322

1,055,000		Shake Shack, Inc.* 0.000%, 03/01/28	865,817

1,000,000	EUR	Shop Apotheke Europe, NV 0.000%, 01/21/28	1,015,195

980,000		Stride, Inc. 1.125%, 09/01/27	987,693

91,000		Tesla, Inc. 2.000%, 05/15/24	1,380,809

2,043,000		Vroom, Inc.* 0.750%, 07/01/26	1,139,442

1,863,000		Wayfair, Inc. 0.625%, 10/01/25	1,632,417

1,000,000	EUR	Zalando, SE 0.050%, 08/06/25	1,209,630

			39,411,355

		Consumer Staples (2.0%)

2,800,000		Carrefour, SA 0.000%, 03/27/24	2,972,620

100,000,000	JPY	Nippn Corp. 0.000%, 06/20/25	883,907

729,000		Turning Point Brands, Inc. 2.500%, 07/15/24	744,382

			4,600,909

		Energy (1.4%)

1,641,000		Pioneer Natural Resources Company 0.250%, 05/15/25	3,398,724

		Financials (5.9%)

1,312,000		Coinbase Global, Inc.* 0.500%, 06/01/26	1,229,515

2,700,000	EUR	Corestate Capital Holding, SA 1.375%, 11/28/22	2,708,236

1,000,000	GBP	Cornwall Jersey, Ltd. 0.750%, 04/16/26	1,161,253

See accompanying Notes to Schedule of Investments

1

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

1,670,000		GSK Finance No 3, PLC*^ 0.000%, 06/22/23	$1,631,974

2,300,000		JPMorgan Chase Bank NA 0.000%, 08/07/22	2,638,215

900,000	EUR	LEG Immobilien, SE 0.875%, 09/01/25	1,196,451

1,700,000	EUR	Oliver Capital Sarl 0.000%, 12/29/23	2,191,743

130,000,000	JPY	SBI Holdings, Inc. 0.000%, 09/13/23	1,186,244

			13,943,631

		Health Care (8.8%)

650,000		Coherus Biosciences, Inc. 1.500%, 04/15/26	633,496

1,438,000		CryoPort, Inc.* 0.750%, 12/01/26	1,166,534

1,140,000		Dexcom, Inc.^ 0.250%, 11/15/25	1,215,662

1,100,000	EUR	GN Store Nord AS 0.000%, 05/21/24	1,358,065

1,072,000		Haemonetics Corp.*^ 0.000%, 03/01/26	890,950

972,000		Halozyme Therapeutics, Inc.* 0.250%, 03/01/27	835,162

502,000		Innoviva, Inc. 2.500%, 08/15/25	589,233

788,000		Integra LifeSciences Holdings Corp. 0.500%, 08/15/25	843,972

1,295,000		Jazz Investments I, Ltd. 2.000%, 06/15/26	1,520,589

240,000,000	JPY	Menicon Company, Ltd. 0.000%, 01/29/25	2,130,428

941,000		NeoGenomics, Inc. 0.250%, 01/15/28	696,171

926,000		Novocure, Ltd. 0.000%, 11/01/25	815,371

710,000		NuVasive, Inc. 0.375%, 03/15/25	677,943

2,061,000		Oak Street Health, Inc.* 0.000%, 03/15/26	1,569,204

950,000		Omnicell, Inc. 0.250%, 09/15/25	1,529,880

		Pacira BioSciences, Inc.

1,045,000		0.750%, 08/01/25	1,186,639

113,000		2.375%, 04/01/22	117,690

130,000,000	JPY	Ship Healthcare Holdings, Inc. 0.000%, 12/13/23	1,243,156

630,000		Tabula Rasa HealthCare, Inc. 1.750%, 02/15/26	502,456

910,000		Tandem Diabetes Care, Inc.* 1.500%, 05/01/25	1,157,101

			20,679,702

		Industrials (4.4%)

1,676,000		Air Canada 4.000%, 07/01/25	2,359,188

900,000	EUR	Duerr, AG 0.750%, 01/15/26	1,334,548

1,331,000		John Bean Technologies Corp.* 0.250%, 05/15/26	1,365,925

952,000		Middleby Corp. 1.000%, 09/01/25	1,435,540

2,124,000		Sunrun, Inc.* 0.000%, 02/01/26	1,594,657

PRINCIPAL AMOUNT			VALUE

2,378,000		Uber Technologies, Inc.^ 0.000%, 12/15/25	$2,223,168

			10,313,026

		Information Technology (30.3%)

1,388,000		Affirm Holdings, Inc.* 0.000%, 11/15/26	1,085,943

1,010,000		Akamai Technologies, Inc. 0.125%, 05/01/25	1,300,133

		Bill.com Holdings, Inc.

1,391,000		0.000%, 04/01/27*^	1,256,240

625,000		0.000%, 12/01/25	878,200

2,190,000		Block, Inc.^ 0.250%, 11/01/27	2,035,123

1,216,000		Cloudflare, Inc.* 0.000%, 08/15/26	1,126,588

1,320,000		Confluent, Inc.* 0.000%, 01/15/27	1,296,794

2,690,000		Coupa Software, Inc.^ 0.375%, 06/15/26	2,401,094

1,273,000		CyberArk Software, Ltd. 0.000%, 11/15/24	1,421,546

746,000		Datadog, Inc. 0.125%, 06/15/25	1,275,966

2,853,000		DigitalOcean Holdings, Inc.* 0.000%, 12/01/26	2,307,678

1,374,000		Dropbox, Inc.* 0.000%, 03/01/28	1,350,216

3,348,000	CAD	Dye & Durham, Ltd.* 3.750%, 03/01/26	2,462,636

2,744,000		Fastly, Inc.* 0.000%, 03/15/26	2,159,665

1,126,000		Five9, Inc. 0.500%, 06/01/25	1,317,555

1,200,000		Globalwafers Company, Ltd. 0.000%, 06/01/26	1,255,956

9,000,000	HKD	Kingsoft Corp, Ltd. 0.625%, 04/29/25	1,379,783

1,163,000		LivePerson, Inc. 0.000%, 12/15/26	924,236

1,461,000		Lumentum Holdings, Inc. 0.500%, 12/15/26	1,767,518

2,667,000		Microchip Technology, Inc.^ 0.125%, 11/15/24	3,151,754

2,264,000		MicroStrategy, Inc.* 0.000%, 02/15/27	1,477,215

1,362,000		New Relic, Inc. 0.500%, 05/01/23	1,600,813

		Nexi S.p.A

2,300,000	EUR	0.000%, 02/24/28	2,338,643

1,400,000	EUR	1.750%, 04/24/27	1,700,513

969,000		Nice, Ltd.^ 0.000%, 09/15/25	1,068,032

1,025,000		Okta, Inc. 0.125%, 09/01/25	1,283,884

2,106,000		ON Semiconductor Corp.* 0.000%, 05/01/27	2,803,718

770,000		Palo Alto Networks, Inc. 0.375%, 06/01/25	1,370,038

729,000		Pegasystems, Inc.^ 0.750%, 03/01/25	741,080

1,480,000		Repay Holdings Corp.* 0.000%, 02/01/26	1,277,847

1,960,000		RingCentral, Inc.^ 0.000%, 03/15/26	1,690,010

See accompanying Notes to Schedule of Investments

2

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

130,000,000	JPY	SCREEN Holdings Company, Ltd. 0.000%, 06/11/25	$1,292,273

929,000		Shift4 Payments, Inc.* 0.000%, 12/15/25	933,942

417,000		Shopify, Inc.^ 0.125%, 11/01/25	446,294

742,000		Silicon Laboratories, Inc. 0.625%, 06/15/25	1,092,795

983,200	EUR	SOITEC 0.000%, 10/01/25	2,334,202

1,080,000		Splunk, Inc.^ 1.125%, 09/15/25	1,206,414

1,346,000		Tyler Technologies, Inc.* 0.250%, 03/15/26	1,532,017

1,392,000		Unity Software, Inc.* 0.000%, 11/15/26	1,169,266

1,307,000		Vnet Group, Inc.^ 0.000%, 02/01/26	1,113,368

800,000		Win Semiconductors Corp. 0.000%, 01/14/26	813,672

1,862,000		Wix.com, Ltd. 0.000%, 08/15/25	1,621,336

1,470,000		Workday, Inc. 0.250%, 10/01/22	2,540,131

896,000		Workiva, Inc. 1.125%, 08/15/26	1,457,980

1,335,000		Xero Investments, Ltd. 0.000%, 12/02/25	1,200,499

1,649,000		Zendesk, Inc. 0.625%, 06/15/25	1,902,847

490,000		Zscaler, Inc. 0.125%, 07/01/25	885,004

			71,048,457

		Materials (2.5%)

1,448,000		Amyris, Inc.* 1.500%, 11/15/26	1,101,682

2,225,000		Lithium Americas Corp.* 1.750%, 01/15/27	1,971,884

50,000,000	JPY	Mitsubishi Chemical Holdings Corp. 0.000%, 03/29/24	448,475

2,000,000	EUR	POSCO 0.000%, 09/01/26	2,268,426

			5,790,467

		Real Estate (2.8%)

700,000	EUR	ANLLIAN Capital, Ltd. 0.000%, 02/05/25	990,372

1,490,000		ESR Cayman, Ltd. 1.500%, 09/30/25	1,536,041

2,135,000		Redfin Corp. 0.000%, 10/15/25	1,730,161

140,000,000	JPY	Relo Group, Inc. 0.000%, 12/17/27	1,198,784

1,000,000		Vingroup, JSC 3.000%, 04/20/26	999,650

			6,455,008

		TOTAL CONVERTIBLE BONDS (Cost $207,604,155)	205,781,152

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (8.3%)

	Communication Services (0.4%)

845	2020 Cash Mandatory Exchangeable Trust* 5.250%, 06/01/23	$842,841

	Financials (3.1%)

2,137	Bank of America Corp.‡ ‡‡ 7.250%	3,008,896

14,328	KKR & Company, Inc.^ 6.000%, 09/15/23	1,271,753

2,080	Wells Fargo & Company‡ ‡‡ 7.500%	2,962,149

		7,242,798

	Health Care (1.0%)

10,630	Avantor, Inc. 6.250%, 05/15/22	1,213,946

572	Danaher Corp. 4.750%, 04/15/22	1,090,375

		2,304,321

	Information Technology (1.2%)

1,595	Broadcom, Inc. 8.000%, 09/30/22	2,921,434

	Utilities (2.6%)

10,463	AES Corp.^ 6.875%, 02/15/24	952,656

12,955	American Electric Power Company, Inc. 6.125%, 03/15/22	656,171

62,750	DTE Energy Company 6.250%, 11/01/22	3,190,838

24,300	NextEra Energy, Inc. 6.219%, 09/01/23	1,248,777

		6,048,442

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $16,042,585)	19,359,836

PRINCIPAL AMOUNT		VALUE

U.S. GOVERNMENT AND AGENCY SECURITY (0.6%)

1,458,000	United States Treasury Note^ 1.750%, 07/15/22 (Cost $1,468,662)	1,466,742

See accompanying Notes to Schedule of Investments

3

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

PURCHASED OPTIONS (0.1%) #

		Energy (0.1%)

127	EUR	TotalEnergies, SE

642,856		Call, 12/16/22, Strike 45.00	$102,728

		Industrials (0.0%)

300	EUR	Schneider Electric, SE

4,523,439		Call, 06/17/22, Strike 170.00	91,168

		TOTAL PURCHASED OPTIONS (Cost $305,184)	193,896

NUMBER OF SHARES/ PRINCIPAL AMOUNT			VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (9.6%)

6,098,709		JPMorgan Prime Money Market Fund - Capital Class, 0.070%†*** (Cost $6,098,709)	6,098,709

16,413,507		State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $16,413,507)	16,413,507

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $22,512,216)	22,512,216

TOTAL INVESTMENTS (106.4%) (Cost $247,932,802)			249,313,842

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-9.6%)			(22,512,216)

OTHER ASSETS, LESS LIABILITIES (3.2%)			7,410,022

NET ASSETS (100.0%)			$234,211,648

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^	Security, or portion of security, is on loan.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
#	Non-income producing security.
‡‡	Perpetual maturity.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2022.
***	The rate disclosed is the 7 day net yield as of January 31, 2022.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

4

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

CURRENCY EXPOSURE JANUARY 31, 2022
	Value	% of Total Investments
US Dollar	$202,912,988	78.9%
European Monetary Unit	25,948,117	10.4%
Japanese Yen	11,868,803	4.8%
Canadian Dollar	2,462,636	1.0%
British Pound Sterling	2,243,069	0.9%
Hong Kong Dollar	1,379,783	0.6%
Swiss Franc	1,250,828	0.5%
Australian Dollar	1,247,618	0.5%

Total Investments	$249,313,842	100.0%
Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

5

Calamos Timpani Small Cap Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (98.5%)

	Communication Services (2.0%)

394,292	ZipRecruiter, Inc. - Class A#	$8,552,193

	Consumer Discretionary (22.1%)

84,458	Boot Barn Holdings, Inc.#	7,767,602

92,315	Century Communities, Inc.	6,078,943

28,230	Crocs, Inc.#	2,896,963

7,279	Deckers Outdoor Corp.#	2,330,954

158,094	European Wax Center, Inc. - Class A#	3,863,817

355,164	Everi Holdings, Inc.#	7,021,592

460,226	Full House Resorts, Inc.#	4,063,796

115,307	International Game Technology, PLC	3,086,768

21,991	Lithia Motors, Inc. - Class A	6,424,231

145,809	Lovesac Company#	7,851,815

202,037	ONE Group Hospitality, Inc.#	2,545,666

111,571	OneWater Marine, Inc. - Class A	5,769,336

129,942	PlayAGS, Inc.#	1,012,248

118,157	RumbleON, Inc. - Class B#	4,199,300

106,487	Skyline Champion Corp.#	7,170,834

117,849	Steven Madden, Ltd.	4,848,308

64,355	TopBuild Corp.#	14,972,191

77,834	Xponential Fitness, Inc. - Class A#	1,358,982

		93,263,346

	Consumer Staples (1.2%)

109,053	Celsius Holdings, Inc.#	5,205,100

	Energy (8.8%)

123,362	Aspen Aerogels, Inc.#	3,663,851

120,313	Cactus, Inc. - Class A	5,830,368

138,183	California Resources Corp.	5,889,360

85,074	Denbury, Inc.#	6,392,460

40,169	Matador Resources Company	1,798,366

643,277	Patterson-UTI Energy, Inc.	6,407,039

326,279	ProPetro Holding Corp.#	3,429,192

160,160	RPC, Inc.#	946,546

121,276	SilverBow Resources, Inc.#	2,824,518

		37,181,700

	Financials (9.2%)

88,078	Axos Financial, Inc.#	4,536,017

301,901	BRP Group, Inc. - Class A#	9,214,019

83,149	Focus Financial Partners, Inc. - Class A#	4,187,384

83,495	LPL Financial Holdings, Inc.	14,387,858

67,243	Wintrust Financial Corp.	6,594,521

		38,919,799

	Health Care (14.2%)

110,256	Apollo Endosurgery, Inc.#	607,511

254,761	Apyx Medical Corp.#	2,929,751

30,508	Arrowhead Pharmaceuticals, Inc.#	1,609,602

85,575	BioLife Solutions, Inc.#	2,553,558

180,855	Codexis, Inc.#	3,707,527

124,665	InfuSystem Holdings, Inc.#	1,882,442

241,282	Inotiv, Inc.#	7,718,611

36,641	Inspire Medical Systems, Inc.#	8,108,287

70,324	Intra-Cellular Therapies, Inc.#	3,339,687

128,247	iRadimed Corp.#	5,106,796

33,352	iRhythm Technologies, Inc.#	4,163,330

NUMBER OF SHARES		VALUE

24,841	Medpace Holdings, Inc.#	$4,408,284

22,799	Omnicell, Inc.#	3,423,042

86,965	OptimizeRx Corp.#	3,907,337

85,830	Oramed Pharmaceuticals, Inc.#	769,037

44,728	Paragon 28, Inc.#	673,156

22,415	Shockwave Medical, Inc.#	3,249,503

391,812	ViewRay, Inc.#	1,704,382

		59,861,843

	Industrials (15.4%)

64,894	Advanced Drainage Systems, Inc.	7,338,862

50,298	ArcBest Corp.	4,448,355

29,770	Atkore, Inc.#	3,208,611

96,746	Driven Brands Holdings, Inc.#	2,733,074

7,780	Generac Holdings, Inc.#	2,196,916

10,675	Kornit Digital, Ltd.#	1,121,516

186,594	Montrose Environmental Group, Inc.#	8,540,407

13,051	RBC Bearings, Inc.#	2,355,314

34,931	Saia, Inc.#	9,930,185

119,081	Shyft Group, Inc.	4,994,257

367,064	Tecnoglass, Inc.	7,561,518

36,125	Tetra Tech, Inc.	5,028,239

31,234	Trex Company, Inc.#	2,856,974

26,838	Vicor Corp.#	2,531,629

		64,845,857

	Information Technology (21.8%)

66,781	ACM Research, Inc. - Class A#	5,319,107

146,541	Aehr Test Systems#	1,868,398

46,936	Asana, Inc. - Class A#	2,463,201

75,562	Azenta, Inc.	6,372,899

18,283	Calix, Inc.#	919,269

44,906	CyberArk Software, Ltd.#	6,158,858

58,000	Diodes, Inc.#	5,381,820

34,007	ExlService Holdings, Inc.#	4,098,524

404,344	Harmonic, Inc.#	4,350,741

54,703	Identiv, Inc.#	1,056,862

55,997	Impinj, Inc.#	4,445,602

283,376	Lantronix, Inc.#	2,048,808

58,000	Lattice Semiconductor Corp.#	3,202,760

96,397	Privia Health Group, Inc.#	2,051,328

26,755	Rapid7, Inc.#	2,577,309

67,128	SiTime Corp.#	15,646,866

42,843	Sprout Social, Inc. - Class A#	2,949,741

184,784	Stratasys, Ltd.#	4,405,251

123,356	Tenable Holdings, Inc.#	6,340,498

92,363	Varonis Systems, Inc. - Class B#	3,441,445

24,378	WNS Holdings, Ltd.#	2,051,652

300,360	Zuora, Inc. - Class A#	4,994,987

		92,145,926

	Materials (3.8%)

335,060	Ranpak Holdings Corp. - Class A#	8,999,712

195,991	Summit Materials, Inc. - Class A#	6,969,440

		15,969,152

	TOTAL COMMON STOCKS (Cost $395,369,894)	415,944,916

See accompanying Notes to Schedule of Investments

1

Calamos Timpani Small Cap Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

VALUE

TOTAL INVESTMENTS (98.5%) (Cost $395,369,894)	$415,944,916

OTHER ASSETS, LESS LIABILITIES (1.5%)	6,397,934

NET ASSETS (100.0%)	$422,342,850

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.

See accompanying Notes to Schedule of Investments

2

Calamos Timpani SMID Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (99.4%)

	Communication Services (2.5%)

3,835	Endeavor Group Holdings, Inc. - Class A#	$120,304

16,547	ZipRecruiter, Inc. - Class A#	358,904

		479,208

	Consumer Discretionary (19.9%)

2,762	Boot Barn Holdings, Inc.#	254,021

1,547	Century Communities, Inc.	101,870

812	Crocs, Inc.#	83,327

663	Deckers Outdoor Corp.#	212,313

458	Etsy, Inc.#	71,943

5,736	European Wax Center, Inc. - Class A#	140,188

11,616	Everi Holdings, Inc.# 229,648

1,299	Floor & Decor Holdings, Inc. - Class A#	141,227

4,226	International Game Technology, PLC	113,130

1,795	Lithia Motors, Inc. - Class A	524,373

4,927	Lovesac Company#	265,319

3,709	Planet Fitness, Inc. - Class A#	328,766

218	Pool Corp.	103,823

3,477	Skyline Champion Corp.#	234,141

4,605	Steven Madden, Ltd.	189,450

3,151	TopBuild Corp.#	733,080

280	Vail Resorts, Inc.	77,588

2,911	Xponential Fitness, Inc. - Class A#	50,826

		3,855,033

	Consumer Staples (0.5%)

2,062	Celsius Holdings, Inc.#	98,419

	Energy (7.6%)

4,674	Aspen Aerogels, Inc.#	138,818

4,528	Cactus, Inc. - Class A	219,427

5,242	California Resources Corp.	223,414

3,098	Denbury, Inc.#	232,784

2,250	Diamondback Energy, Inc.	283,860

1,157	Matador Resources Company	51,799

29,623	Patterson-UTI Energy, Inc.	295,045

5,930	RPC, Inc.#	35,046

		1,480,193

	Financials (11.4%)

3,159	Axos Financial, Inc.#	162,688

5,832	Brown & Brown, Inc.	386,545

12,597	BRP Group, Inc. - Class A#	384,460

3,239	Focus Financial Partners, Inc. - Class A#	163,116

4,243	LPL Financial Holdings, Inc.	731,154

3,993	Wintrust Financial Corp.	391,594

		2,219,557

	Health Care (10.0%)

897	Arrowhead Pharmaceuticals, Inc.#	47,326

2,749	BioLife Solutions, Inc.#	82,030

7,170	Codexis, Inc.#	146,985

5,911	Inotiv, Inc.#	189,093

1,316	Inspire Medical Systems, Inc.#	291,218

3,227	Intra-Cellular Therapies, Inc.#	153,250

918	iRhythm Technologies, Inc.#	114,594

NUMBER OF SHARES		VALUE

899	Medpace Holdings, Inc.#	$159,536

776	Omnicell, Inc.#	116,509

2,812	OptimizeRx Corp.#	126,343

321	Repligen Corp.#	63,667

655	Shockwave Medical, Inc.#	94,955

2,569	Tandem Diabetes Care, Inc.#	303,425

9,177	ViewRay, Inc.#	39,920

		1,928,851

	Industrials (22.5%)

4,276	Advanced Drainage Systems, Inc.	483,573

1,312	ArcBest Corp.	116,033

3,302	Axon Enterprise, Inc.#	462,049

1,377	Carlisle Companies, Inc.	307,677

2,497	Driven Brands Holdings, Inc.#	70,540

699	Generac Holdings, Inc.#	197,384

4,724	GXO Logistics, Inc.#	383,636

501	Kornit Digital, Ltd.#	52,635

7,475	Montrose Environmental Group, Inc.#	342,131

829	Old Dominion Freight Line, Inc.	250,300

302	RBC Bearings, Inc.#	54,502

2,119	Regal Rexnord Corp.	335,819

1,418	Saia, Inc.#	403,109

3,719	Shyft Group, Inc.	155,975

14,734	Tecnoglass, Inc.	303,520

1,371	Tetra Tech, Inc.	190,830

2,069	Trex Company, Inc.#	189,251

661	Vicor Corp.#	62,352

		4,361,316

	Information Technology (21.5%)

1,671	Asana, Inc. - Class A#	87,694

4,072	Azenta, Inc.	343,432

310	Bill.com Holdings, Inc.#	58,345

642	Calix, Inc.#	32,280

1,182	Cloudflare, Inc. - Class A#	113,945

1,775	CyberArk Software, Ltd.#	243,441

1,771	Diodes, Inc.#	164,331

5,287	Dynatrace, Inc.#	290,045

1,151	ExlService Holdings, Inc.#	138,719

1,215	Five9, Inc.#	152,725

10,293	Harmonic, Inc.#	110,753

1,692	Impinj, Inc.#	134,328

1,696	Lattice Semiconductor Corp.#	93,653

712	MongoDB, Inc. - Class A#	288,438

354	Monolithic Power Systems, Inc.	142,637

633	Rapid7, Inc.#	60,977

2,725	SiTime Corp.#	635,170

1,517	Sprout Social, Inc. - Class A#	104,445

5,853	Stratasys, Ltd.#	139,536

2,428	Switch, Inc. - Class A	62,230

4,932	Tenable Holdings, Inc.#	253,505

3,463	Varonis Systems, Inc. - Class B#	129,031

2,674	WNS Holdings, Ltd.#	225,044

635	Zscaler, Inc.#	163,265

		4,167,969

	Materials (3.5%)

12,064	Ranpak Holdings Corp. - Class A#	324,039

1,981	Sealed Air Corp.	134,550

See accompanying Notes to Schedule of Investments

1

Calamos Timpani SMID Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

NUMBER OF SHARES		VALUE

5,929	Summit Materials, Inc. - Class A#	$210,835

		669,424

	TOTAL COMMON STOCKS (Cost $16,710,892)	19,259,970

TOTAL INVESTMENTS (99.4%) (Cost $16,710,892)		19,259,970

OTHER ASSETS, LESS LIABILITIES (0.6%)		121,680

NET ASSETS (100.0%)		$19,381,650

NOTES TO SCHEDULE OF INVESTMENTS

# Non-income producing security.

See accompanying Notes to Schedule of Investments

2

Calamos Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (99.7%)

	Communication Services (14.6%)

40,838	Alphabet, Inc. - Class A#~	$110,510,487

27,831	Endeavor Group Holdings, Inc. - Class A#^	873,059

373,017	Lyft, Inc. - Class A#^	14,368,615

261,523	Meta Platforms, Inc. - Class A#~	81,924,695

36,335	Netflix, Inc.#	15,520,132

23,763	ROBLOX Corp. - Class A#^	1,565,031

50,607	Roku, Inc.#	8,302,078

120,080	ZipRecruiter, Inc. - Class A#	2,604,535

		235,668,632

	Consumer Discretionary (18.4%)

2,322	Airbnb, Inc. - Class A#	357,518

37,065	Amazon.com, Inc.#~	110,878,836

20,046	Boot Barn Holdings, Inc.#	1,843,631

122,164	Caesars Entertainment, Inc.#	9,301,567

11,225	Century Communities, Inc.	739,166

5,540	Chipotle Mexican Grill, Inc.#	8,230,113

5,895	Crocs, Inc.#	604,945

4,813	Deckers Outdoor Corp.#	1,541,267

3,336	Etsy, Inc.#	524,019

41,625	European Wax Center, Inc. - Class A#	1,017,315

84,470	Everi Holdings, Inc.#	1,669,972

9,444	Floor & Decor Holdings, Inc. - Class A#	1,026,752

49,807	Home Depot, Inc.	18,278,173

30,665	International Game Technology, PLC^	820,902

13,050	Lithia Motors, Inc. - Class A	3,812,297

35,757	Lovesac Company#^	1,925,514

42,723	Lululemon Athletica, Inc.#	14,259,228

154,430	NIKE, Inc. - Class B~	22,866,450

26,967	Planet Fitness, Inc. - Class A#	2,390,355

1,579	Pool Corp.	751,999

76,290	Royal Caribbean Cruises, Ltd.#^	5,936,125

25,278	Skyline Champion Corp.#	1,702,221

33,417	Steven Madden, Ltd.	1,374,775

72,877	Tesla, Inc.#	68,265,343

22,866	TopBuild Corp.#	5,319,775

30,225	Ulta Beauty, Inc.#	10,994,041

2,030	Vail Resorts, Inc.	562,513

21,128	Xponential Fitness, Inc. - Class A#	368,895

		297,363,707

	Consumer Staples (2.2%)

14,991	Celsius Holdings, Inc.#^	715,520

42,082	Constellation Brands, Inc. - Class A	10,004,996

24,005	Estee Lauder Companies Inc. - Class A	7,484,519

130,351	Sysco Corp.	10,186,931

51,898	Walmart, Inc.	7,255,859

		35,647,825

	Energy (1.1%)

33,920	Aspen Aerogels, Inc.#	1,007,424

32,860	Cactus, Inc. - Class A	1,592,395

38,040	California Resources Corp.	1,621,265

22,484	Denbury, Inc.#	1,689,448

16,327	Diamondback Energy, Inc.	2,059,814

NUMBER OF SHARES		VALUE

38,333	Hess Corp.	$3,537,752

8,397	Matador Resources Company	375,934

214,957	Patterson-UTI Energy, Inc.	2,140,972

16,319	Pioneer Natural Resources Company	3,572,066

43,032	RPC, Inc.#	254,319

		17,851,389

	Financials (5.6%)

79,696	American Express Company~	14,330,935

101,681	Apollo Global Management, Inc.	7,117,670

22,953	Axos Financial, Inc.#	1,182,080

42,321	Brown & Brown, Inc.	2,805,036

91,414	BRP Group, Inc. - Class A#^	2,789,955

106,710	Charles Schwab Corp.	9,358,467

23,504	Focus Financial Partners, Inc. - Class A#	1,183,661

21,867	Goldman Sachs Group, Inc.	7,755,788

484,767	Huntington Bancshares, Inc.	7,300,591

30,792	LPL Financial Holdings, Inc.	5,306,077

53,161	Marsh & McLennan Companies, Inc.	8,167,656

526,752	SLM Corp.	9,660,632

195,344	Wells Fargo & Company	10,509,507

29,013	Wintrust Financial Corp.	2,845,305

		90,313,360

	Health Care (10.3%)

18,222	Align Technology, Inc.#	9,019,161

6,521	Arrowhead Pharmaceuticals, Inc.#	344,048

19,948	BioLife Solutions, Inc.#^	595,248

185,140	Boston Scientific Corp.#	7,942,506

124,951	Bristol-Myers Squibb Company	8,108,070

52,036	Codexis, Inc.#	1,066,738

66,832	Danaher Corp.~	19,099,917

40,529	Dexcom, Inc.#	17,446,924

93,299	Edwards Lifesciences Corp.#	10,188,251

86,965	Eli Lilly & Company	21,340,341

42,894	Inotiv, Inc.#^	1,372,179

9,551	Inspire Medical Systems, Inc.#	2,113,541

23,418	Intra-Cellular Therapies, Inc.#	1,112,121

45,484	IQVIA Holdings, Inc.#	11,139,032

6,661	iRhythm Technologies, Inc.#	831,493

6,534	Medpace Holdings, Inc.#	1,159,524

5,646	Omnicell, Inc.#	847,690

20,445	OptimizeRx Corp.#^	918,594

2,333	Repligen Corp.#	462,727

4,760	Shockwave Medical, Inc.#	690,057

18,679	Tandem Diabetes Care, Inc.#	2,206,177

30,059	Thermo Fisher Scientific, Inc.	17,473,297

63,269	UnitedHealth Group, Inc.~	29,899,031

66,728	ViewRay, Inc.#^	290,267

		165,666,934

	Industrials (7.2%)

31,030	Advanced Drainage Systems, Inc.^	3,509,183

328,417	Air Lease Corp. - Class A	13,074,281

9,521	ArcBest Corp.	842,037

23,963	Axon Enterprise, Inc.#	3,353,142

19,529	Boeing Company#	3,910,487

10,009	Carlisle Companies, Inc.	2,236,411

397,456	CSX Corp.	13,600,944

18,122	Driven Brands Holdings, Inc.#	511,946

See accompanying Notes to Schedule of Investments

1

Calamos Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

NUMBER OF SHARES		VALUE

5,095	Generac Holdings, Inc.#	$1,438,726

34,438	GXO Logistics, Inc.#	2,796,710

32,689	Honeywell International, Inc.	6,684,247

3,643	Kornit Digital, Ltd.#	382,733

24,326	L3Harris Technologies, Inc.	5,091,188

54,245	Montrose Environmental Group, Inc.#	2,482,794

6,018	Old Dominion Freight Line, Inc.	1,817,015

153,819	Raytheon Technologies Corp.	13,872,936

2,192	RBC Bearings, Inc.#	395,590

15,404	Regal Beloit Corp.	2,441,226

10,294	Saia, Inc.#	2,926,378

26,989	Shyft Group, Inc.	1,131,919

106,926	Tecnoglass, Inc.^	2,202,676

9,949	Tetra Tech, Inc.	1,384,801

15,012	Trex Company, Inc.#	1,373,148

483,973	Uber Technologies, Inc.#	18,100,590

43,685	Union Pacific Corp.	10,683,167

4,802	Vicor Corp.#	452,973

		116,697,248

	Information Technology (38.7%)

24,601	Adobe, Inc.#	13,144,314

770,528	Apple, Inc.	134,672,884

121,619	Applied Materials, Inc.	16,805,313

12,150	Asana, Inc. - Class A#	637,632

2,544	ASML Holding, NV	1,722,797

2,252	Bill.com Holdings, Inc.#^	423,849

14,086	Braze, Inc. - Class A#	704,582

29,547	Brooks Automation, Inc.	2,491,994

4,672	Calix, Inc.#	234,908

8,614	Cloudflare, Inc. - Class A#	830,390

12,882	CyberArk Software, Ltd.#^	1,766,766

17,560	Datadog, Inc. - Class A#	2,565,692

12,862	Diodes, Inc.#	1,193,465

38,537	Dynatrace, Inc.#	2,114,140

8,353	ExlService Holdings, Inc.#	1,006,704

8,834	Five9, Inc.#	1,110,434

74,697	Harmonic, Inc.#^	803,740

12,278	Impinj, Inc.#^	974,750

12,305	Lattice Semiconductor Corp.#	679,482

197,084	Marvell Technology, Inc.	14,071,798

141,074	Micron Technology, Inc.	11,606,158

583,385	Microsoft Corp.~	181,421,067

5,166	MongoDB, Inc. - Class A#^	2,092,798

2,569	Monolithic Power Systems, Inc.	1,035,127

268,545	NVIDIA Corp.	65,755,929

42,765	Paycom Software, Inc.#	14,339,104

63,891	PayPal Holdings, Inc.#~	10,985,419

4,600	Rapid7, Inc.#^	443,118

155,865	salesforce.com, Inc.#~	36,258,875

29,921	ServiceNow, Inc.#	17,527,123

19,775	SiTime Corp.#	4,609,355

55,206	Snowflake, Inc.- Class A#	15,231,335

11,031	Sprout Social, Inc. - Class A#	759,484

42,559	Stratasys, Ltd.#	1,014,607

17,623	Switch, Inc. - Class A	451,677

35,859	Tenable Holdings, Inc.#	1,843,153

27,500	Teradyne, Inc.	3,229,325

20,951	Trade Desk, Inc. - Class A#	1,456,933

105,068	Twilio, Inc. - Class A#	21,656,616

11,440	Unity Software, Inc.#	1,202,916

25,182	Varonis Systems, Inc. - Class B#	938,281

120,811	Visa, Inc. - Class A~	27,323,824

19,446	WNS Holdings, Ltd.#	1,636,575

NUMBER OF SHARES		VALUE

12,820	Zscaler, Inc.#^	$3,296,150

		624,070,583

	Materials (1.6%)

46,018	Celanese Corp.	7,165,463

42,519	Linde, PLC	13,549,955

87,546	Ranpak Holdings Corp. - Class A#^	2,351,485

14,404	Sealed Air Corp.	978,320

43,029	Summit Materials, Inc. - Class A#	1,530,111

		25,575,334

	TOTAL COMMON STOCKS (Cost $1,025,569,476)	1,608,855,012

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.2%) #

		Information Technology (0.2%)

500	NVIDIA Corp.

12,243,000	Put, 02/18/22, Strike $285.00	2,117,500

70	Twilio, Inc.

1,442,840	Call, 01/20/23, Strike $400.00	38,325

	TOTAL PURCHASED OPTIONS (Cost $978,759)	2,155,825

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.4%)

6,274,874	JPMorgan Prime Money Market Fund - Capital Class, 0.070%***†	6,274,874

16,537,854	State Street Navigator Securities Lending Government Money Market Portfolio†	16,537,854

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $22,812,728)	22,812,728

	TOTAL INVESTMENTS (101.3%) (Cost $1,049,360,963)	1,633,823,565

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.4%)		(22,812,728)

OTHER ASSETS, LESS LIABILITIES (0.1%)		2,178,615

NET ASSETS (100.0%)		$1,613,189,452

See accompanying Notes to Schedule of Investments

2

Calamos Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTIONS (0.0%) #

	Information Technology (0.0%)

	NVIDIA Corp.

500

12,243,000	Call, 02/18/22, Strike $380.00	$(4,250)

500

12,243,000	Put, 02/18/22, Strike $235.00	(453,750)

	TOTAL WRITTEN OPTIONS (Premium $849,516)	(458,000)

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $34,610,301.
^	Security, or portion of security, is on loan.
***	The rate disclosed is the 7 day net yield as of January 31, 2022.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2022.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

3

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CONVERTIBLE BONDS (16.8%)

	Airlines (1.0%)

20,125,000	Southwest Airlines Company 1.250%, 05/01/25	$27,406,627

	Communication Services (2.3%)

	Liberty Media Corp.

6,963,000	1.375%, 10/15/23	9,619,593

2,275,000	0.500%, 12/01/50*	3,060,034

8,050,000	Liberty Media Corp. / Liberty Formula One 1.000%, 01/30/23	13,276,704

	Live Nation Entertainment, Inc.

4,665,000	2.000%, 02/15/25	5,865,164

2,090,000	2.500%, 03/15/23	3,495,170

3,000,000	Match Group Financeco 2, Inc.* 0.875%, 06/15/26	4,301,820

2,500,000	Match Group Financeco 3, Inc.*^ 2.000%, 01/15/30	3,923,300

10,510,000	Snap, Inc.*^ 0.000%, 05/01/27	9,019,577

3,520,000	Twitter, Inc.^ 0.250%, 06/15/24	3,671,325

5,000,000	Zynga, Inc. 0.250%, 06/01/24	6,073,150

		62,305,837

	Consumer Discretionary (3.4%)

4,290,000	Airbnb, Inc.* 0.000%, 03/15/26	4,078,546

13,861,000	Booking Holdings, Inc.^ 0.750%, 05/01/25	20,696,275

4,960,000	Burlington Stores, Inc.^ 2.250%, 04/15/25	6,451,472

3,575,000	Etsy, Inc.^ 0.125%, 09/01/27	3,975,901

18,610,000	Ford Motor Company* 0.000%, 03/15/26	25,261,772

7,235,000	Marriott Vacations Worldwide Corp.*^ 0.000%, 01/15/26	8,065,867

6,185,000	Shake Shack, Inc.* 0.000%, 03/01/28	5,075,906

325,000	Tesla, Inc. 2.000%, 05/15/24	4,931,459

3,790,000	Under Armour, Inc. 1.500%, 06/01/24	6,473,168

9,200,000	Vail Resorts, Inc.^ 0.000%, 01/01/26	9,223,460

		94,233,826

	Energy (0.9%)

3,995,000	EQT Corp.^ 1.750%, 05/01/26	6,505,019

9,355,000	Pioneer Natural Resources Company^ 0.250%, 05/15/25	19,375,421

		25,880,440

	Financials (0.4%)

3,950,000	Ares Capital Corp.^ 4.625%, 03/01/24	4,662,856

PRINCIPAL AMOUNT		VALUE

5,255,000	Realogy Group, LLC / Realogy Co-Issuer Corp.*^ 0.250%, 06/15/26	$5,062,194

		9,725,050

	Health Care (2.6%)

2,325,000	CONMED Corp. 2.625%, 02/01/24	3,776,637

4,445,000	CryoPort, Inc.* 0.750%, 12/01/26	3,605,873

8,595,000	Dexcom, Inc.^ 0.250%, 11/15/25	9,165,450

3,899,000	Envista Holdings Corp.^ 2.375%, 06/01/25	8,332,592

3,272,000	Halozyme Therapeutics, Inc.* 0.250%, 03/01/27	2,811,368

3,365,000	Integra LifeSciences Holdings Corp. 0.500%, 08/15/25	3,604,016

10,560,000	Jazz Investments I, Ltd.^ 2.000%, 06/15/26	12,399,552

5,995,000	NeoGenomics, Inc. 0.250%, 01/15/28	4,435,221

5,250,000	Omnicell, Inc. 0.250%, 09/15/25	8,454,600

7,150,000	Pacira BioSciences, Inc. 0.750%, 08/01/25	8,119,111

4,400,000	Tandem Diabetes Care, Inc.* 1.500%, 05/01/25	5,594,776

		70,299,196

	Industrials (2.0%)

3,950,000	Air Transport Services Group, Inc.^ 1.125%, 10/15/24	4,241,826

1,300,000	Chart Industries, Inc.*^ 1.000%, 11/15/24	2,797,314

7,460,000	JetBlue Airways Corp.*^ 0.500%, 04/01/26	7,098,414

14,230,000	John Bean Technologies Corp.*^ 0.250%, 05/15/26	14,603,395

8,645,000	Middleby Corp. 1.000%, 09/01/25	13,035,969

13,615,000	Uber Technologies, Inc.^ 0.000%, 12/15/25	12,728,527

		54,505,445

	Information Technology (3.9%)

6,326,000	Bill.com Holdings, Inc.*^ 0.000%, 04/01/27	5,713,137

3,638,000	Confluent, Inc.*^ 0.000%, 01/15/27	3,574,044

1,960,000	Datadog, Inc. 0.125%, 06/15/25	3,352,404

	Enphase Energy, Inc.*

5,125,000	0.000%, 03/01/26	4,713,206

4,990,000	0.000%, 03/01/28	4,568,545

3,810,000	Five9, Inc. 0.500%, 06/01/25	4,458,157

11,597,000	Microchip Technology, Inc.^ 0.125%, 11/15/24	13,704,871

2,235,000	Nova, Ltd. 0.000%, 10/15/25	3,653,689

See accompanying Notes to Schedule of Investments

1

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

4,920,000	Okta, Inc. 0.125%, 09/01/25	$6,162,644

12,675,000	ON Semiconductor Corp.*^ 0.000%, 05/01/27	16,874,227

3,825,000	Palo Alto Networks, Inc. 0.375%, 06/01/25	6,805,708

4,450,000	Perficient, Inc.*^ 0.125%, 11/15/26	3,956,094

7,310,000	Repay Holdings Corp.* 0.000%, 02/01/26	6,311,527

4,638,000	Shift4 Payments, Inc.*^ 0.000%, 12/15/25	4,662,674

1,358,000	Shopify, Inc.^ 0.125%, 11/01/25	1,453,400

3,322,000	Silicon Laboratories, Inc. 0.625%, 06/15/25	4,892,542

4,725,000	Tyler Technologies, Inc.* 0.250%, 03/15/26	5,377,995

2,255,000	Workday, Inc. 0.250%, 10/01/22	3,896,595

1,760,000	Zscaler, Inc. 0.125%, 07/01/25	3,178,789

		107,310,248

	Materials (0.2%)

2,843,000	Lithium Americas Corp.* 1.750%, 01/15/27	2,519,581

2,485,000	MP Materials Corp.* 0.250%, 04/01/26	2,909,388

		5,428,969

	Real Estate (0.1%)

3,315,000	Pebblebrook Hotel Trust 1.750%, 12/15/26	3,620,643

	TOTAL CONVERTIBLE BONDS (Cost $392,357,824)	460,716,281

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (7.2%)

	Communication Services (0.6%)

15,280	2020 Cash Mandatory Exchangeable Trust* 5.250%, 06/01/23	15,240,960

	Consumer Discretionary (0.6%)

106,325	Aptiv, PLC 5.500%, 06/15/23	16,563,308

	Financials (0.7%)

80,250	AMG Capital Trust II^ 5.150%, 10/15/37	4,537,174

154,380	KKR & Company, Inc.^ 6.000%, 09/15/23	13,702,769

		18,239,943

	Health Care (1.5%)

81,055	Avantor, Inc. 6.250%, 05/15/22	9,256,481

118,375	Boston Scientific Corp. 5.500%, 06/01/23	13,795,423

NUMBER OF SHARES		VALUE

9,890	Danaher Corp. 4.750%, 04/15/22	$18,852,812

		41,904,716

	Industrials (0.7%)

176,425	Stanley Black & Decker, Inc.^ 5.250%, 11/15/22	18,413,477

	Information Technology (0.8%)

12,805	Broadcom, Inc. 8.000%, 09/30/22	23,453,894

	Utilities (2.3%)

103,395	AES Corp.^ 6.875%, 02/15/24	9,414,115

80,675	CenterPoint Energy, Inc. (Warner Media, LLC, Charter Communications Time, Inc.)**§ 4.566%, 09/15/29	4,515,541

140,435	Dominion Energy, Inc. 7.250%, 06/01/22	14,327,179

328,535	DTE Energy Company 6.250%, 11/01/22	16,706,005

141,390	Essential Utilities, Inc. 6.000%, 04/30/22	8,274,143

	NextEra Energy, Inc.

113,060	4.872%, 09/01/22	6,575,569

88,405	6.219%, 09/01/23	4,543,133

		64,355,685

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $159,139,287)	198,171,983

COMMON STOCKS (69.9%)

	Communication Services (7.3%)

39,080	Alphabet, Inc. - Class A#~	105,753,215

321,635	Comcast Corp. - Class A	16,078,534

152,330	Meta Platforms, Inc. - Class A#	47,718,896

27,710	Netflix, Inc.#	11,836,049

126,745	Walt Disney Company#	18,120,733

		199,507,427

	Consumer Discretionary (8.2%)

28,060	Amazon.com, Inc.#	83,940,648

2,975	Booking Holdings, Inc.#	7,306,987

165,770	General Motors Company#~	8,741,052

84,115	Home Depot, Inc.	30,868,523

58,410	Lowe’s Companies, Inc.	13,863,614

47,685	McDonald’s Corp.	12,371,873

207,960	MGM Resorts International	8,884,051

100,640	NIKE, Inc. - Class B	14,901,765

66,830	Starbucks Corp.	6,570,726

31,715	Target Corp.	6,990,937

21,085	Tesla, Inc.#	19,750,741

100,120	TJX Companies, Inc.	7,205,636

14,530	Ulta Beauty, Inc.#	5,285,142

		226,681,695

	Consumer Staples (4.6%)

408,935	Coca-Cola Company	24,949,124

28,785	Costco Wholesale Corp.	14,540,167

215,050	Mondelez International, Inc. - Class A	14,414,802

See accompanying Notes to Schedule of Investments

2

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

NUMBER OF SHARES		VALUE

98,075	PepsiCo, Inc.	$17,017,974

129,500	Philip Morris International, Inc.	13,319,075

152,560	Procter & Gamble Company	24,478,252

117,332	Walmart, Inc.	16,404,187

		125,123,581

	Energy (3.2%)

216,685	Chevron Corp.	28,457,241

173,435	ConocoPhillips	15,369,810

258,910	Exxon Mobil Corp.	19,666,804

76,190	Hess Corp.	7,031,575

111,565	Marathon Petroleum Corp.	8,004,789

109,455	Sysco Corp.	8,553,908

		87,084,127

	Financials (9.1%)

39,170	American Express Company	7,043,549

99,710	American International Group, Inc.	5,758,253

43,888	Assurant, Inc.	6,693,359

727,315	Bank of America Corp.~	33,558,314

9,110	BlackRock, Inc.	7,496,983

185,505	Charles Schwab Corp.	16,268,788

64,430	Chubb, Ltd.	12,710,750

176,040	Citigroup, Inc.	11,463,725

84,145	Discover Financial Services	9,739,784

21,995	Goldman Sachs Group, Inc.	7,801,187

363,495	Huntington Bancshares, Inc.	5,474,235

111,325	Intercontinental Exchange, Inc.	14,100,425

232,540	JPMorgan Chase & Company~	34,555,444

419,245	KeyCorp.	10,506,280

122,180	Marsh & McLennan Companies, Inc.	18,771,735

284,810	Morgan Stanley	29,204,417

37,360	Northern Trust Corp.	4,357,670

274,180	Wells Fargo & Company~	14,750,884

		250,255,782

	Health Care (7.3%)

130,020	Abbott Laboratories~	16,572,349

154,825	AbbVie, Inc.	21,193,994

15,820	Anthem, Inc.	6,976,462

128,820	Bristol-Myers Squibb Company	8,359,130

5,800	Dexcom, Inc.#	2,496,784

42,885	Eli Lilly & Company	10,523,550

19,455	Intuitive Surgical, Inc.#	5,528,722

129,370	Johnson & Johnson~	22,289,157

156,780	Medtronic, PLC~	16,225,162

222,685	Merck & Company, Inc.	18,144,374

244,925	Pfizer, Inc.	12,905,098

17,665	Stryker Corp.	4,381,803

17,705	Thermo Fisher Scientific, Inc.	10,291,917

92,715	UnitedHealth Group, Inc.	43,814,328

		199,702,830

	Industrials (5.6%)

365,945	Carrier Global Corp.	17,448,258

237,240	Colfax Corp.#	9,755,309

813,840	CSX Corp.	27,849,605

12,540	FedEx Corp.	3,083,084

120,840	Honeywell International, Inc.	24,709,363

87,210	JB Hunt Transport Services, Inc.	16,791,413

35,670	Northrop Grumman Corp.	13,194,333

353,765	Raytheon Technologies Corp.	31,906,065

42,150	Union Pacific Corp.	10,307,783

		155,045,213

NUMBER OF SHARES		VALUE

	Information Technology (21.2%)

57,015	Accenture, PLC - Class A	$20,159,364

31,970	Adobe, Inc.#	17,081,571

37,580	Advanced Micro Devices, Inc.#	4,293,515

982,945	Apple, Inc.~	171,799,127

185,485	Cisco Systems, Inc.	10,325,950

100,905	Fidelity National Information Services, Inc.	12,100,528

40,850	Lam Research Corp.	24,098,232

102,200	Marvell Technology, Inc.	7,297,080

61,095	Mastercard, Inc. - Class A	23,605,886

78,250	Micron Technology, Inc.	6,437,627

486,955	Microsoft Corp.~	151,433,266

196,720	NVIDIA Corp.	48,168,859

23,310	PayPal Holdings, Inc.#	4,007,921

42,205	QUALCOMM, Inc.	7,417,951

72,820	salesforce.com, Inc.#	16,940,117

18,370	ServiceNow, Inc.#	10,760,779

73,010	Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	8,953,216

168,980	Visa, Inc. - Class A	38,218,207

		583,099,196

	Materials (2.5%)

86,000	Alcoa Corp.~	4,877,060

67,965	Celanese Corp.	10,582,830

373,945	Freeport-McMoRan, Inc. - Class H	13,918,233

72,650	Linde, PLC	23,152,102

81,855	PPG Industries, Inc.	12,785,751

17,435	Vulcan Materials Company	3,318,055

		68,634,031

	Real Estate (0.9%)

60,195	American Tower Corp.	15,139,042

235,058	Invitation Homes, Inc.	9,867,735

		25,006,777

	TOTAL COMMON STOCKS (Cost $841,003,936)	1,920,140,659

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.4%) #

	Airlines (0.0%)

1,714	Southwest Airlines Company

7,671,864	Call, 02/18/22, Strike $42.50	505,630

	Consumer Discretionary (0.1%)

170	Tesla, Inc.

15,924,240	Call, 03/18/22, Strike $820.00	2,592,500

	Other (0.3%)

	iShares MSCI EAFE ETF

11,500

87,170,000	Call, 03/18/22, Strike $78.00	851,000

5,100

38,658,000	Call, 03/18/22, Strike $80.00	135,150

1,800

13,644,000	Call, 09/16/22, Strike $78.00	369,000

See accompanying Notes to Schedule of Investments

3

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

7,800	iShares MSCI Emerging Markets

38,095,200	Call, 03/18/22, Strike $53.00	$140,400

	iShares Russell 2000 ETF

3,690

74,257,560	Call, 09/16/22, Strike $200.00	5,920,605

2,600

52,322,400	Call, 03/18/22, Strike $230.00	65,000

1,275	SPDR S&P 500 ETF Trust

57,363,525	Put, 02/18/22, Strike $440.00	736,313

		8,217,468

	TOTAL PURCHASED OPTIONS (Cost $16,061,879)	11,315,598

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (3.7%)

46,852,612	JPMorgan Prime Money Market Fund - Capital Class, 0.070%†***	46,852,612

54,670,760	State Street Navigator Securities Lending Government Money Market Portfolio†	54,670,760

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $101,523,372)	101,523,372

TOTAL INVESTMENTS (98.0%) (Cost $1,510,086,298)		2,691,867,893

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-3.7%)		(101,523,372)

OTHER ASSETS, LESS LIABILITIES (5.7%)		156,759,902

NET ASSETS (100.0%)		$2,747,104,423

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTIONS (-0.1%) #

	Airlines (0.0%)

1,714	Southwest Airlines Company

7,671,864	Call, 02/18/22, Strike $50.00	(30,852)

	Consumer Discretionary (0.0%)

65	Tesla, Inc.

6,088,680	Put, 02/18/22, Strike $800.00	(75,238)

	Materials (0.0%)

430	Alcoa Corp.

2,438,530	Call, 02/18/22, Strike $60.00	(67,725)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

	Other (-0.1%)

2,870	iShares Russell 2000 ETF

57,755,880	Call, 09/16/22, Strike $230.00	$(1,203,965)

	TOTAL WRITTEN OPTIONS (Premium $1,775,433)	(1,377,780)

FORWARD FOREIGN CURRENCY CONTRACTS

COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
State Street Bank and Trust	New Taiwanese Dollar	04/28/22	243,207,000	$8,747,281	$109,493

					$109,493

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^	Security, or portion of security, is on loan.
#	Non-income producing security.
**	Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at January 31, 2022.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options.
The aggregate value of such securities is $20,312,775.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2022.
***	The rate disclosed is the 7 day net yield as of January 31, 2022.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

4

Calamos Dividend Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (1.7%)

	Consumer Discretionary (0.7%)

835	Aptiv, PLC 5.500%, 06/15/23	$130,076

	Health Care (1.0%)

600	Avantor, Inc. 6.250%, 05/15/22	68,520

970	Boston Scientific Corp.^ 5.500%, 06/01/23	113,044

		181,564

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $351,786)	311,640

COMMON STOCKS (95.6%)

	Airlines (0.8%)

3,010	Southwest Airlines Company#	134,728

	Communication Services (8.4%)

275	Alphabet, Inc. - Class C#	746,342

1,316	AT&T, Inc.	33,558

3,025	Comcast Corp. - Class A	151,220

1,020	Meta Platforms, Inc. - Class A#	319,525

200	Netflix, Inc.#	85,428

490	T-Mobile US, Inc.#	53,003

835	Walt Disney Company#	119,380

		1,508,456

	Consumer Discretionary (12.7%)

200	Amazon.com, Inc.#	598,294

58	Booking Holdings, Inc.#	142,456

5,960	Ford Motor Company	120,988

1,050	General Motors Company#	55,366

560	Home Depot, Inc.	205,509

535	Lowe’s Companies, Inc.	126,982

535	McDonald’s Corp.	138,806

2,590	MGM Resorts International	110,645

1,195	NIKE, Inc. - Class B	176,944

690	Starbucks Corp.#	67,841

415	Target Corp.	91,478

200	Tesla, Inc.#	187,344

2,160	TJX Companies, Inc.	155,455

120	Ulta Beauty, Inc.#	43,649

1,185	Under Armour, Inc. - Class A#	22,314

135	Vail Resorts, Inc.	37,408

		2,281,479

	Consumer Staples (6.1%)

2,945	Coca-Cola Company	179,675

225	Costco Wholesale Corp.	113,654

1,440	Mondelez International, Inc. - Class A	96,523

970	PepsiCo, Inc.	168,315

1,025	Philip Morris International, Inc.	105,421

1,065	Procter & Gamble Company	170,879

1,520	Sysco Corp.	118,788

1,030	Walmart, Inc.	144,004

		1,097,259

NUMBER OF SHARES		VALUE

	Energy (4.6%)

1,390	Chevron Corp.	$182,549

2,205	ConocoPhillips	195,407

2,390	Exxon Mobil Corp.	181,544

620	Hess Corp.	57,220

1,190	Marathon Petroleum Corp.	85,383

525	Pioneer Natural Resources Company	114,917

		817,020

	Financials (11.2%)

500	American Express Company	89,910

360	American International Group, Inc.	20,790

495	Assurant, Inc.	75,492

5,200	Bank of America Corp.	239,928

60	BlackRock, Inc.	49,376

1,695	Charles Schwab Corp.	148,651

495	Chubb, Ltd.	97,654

1,390	Citigroup, Inc.	90,517

670	Discover Financial Services	77,553

190	Goldman Sachs Group, Inc.	67,389

4,050	Huntington Bancshares, Inc.	60,993

900	Intercontinental Exchange, Inc.	113,994

1,700	JPMorgan Chase & Company	252,620

3,195	KeyCorp	80,067

760	Marsh & McLennan Companies, Inc.	116,766

2,090	Morgan Stanley	214,309

400	Northern Trust Corp.	46,656

3,120	Wells Fargo & Company	167,856

		2,010,521

	Health Care (11.1%)

1,605	Abbott Laboratories	204,573

1,490	AbbVie, Inc.	203,966

110	Anthem, Inc.	48,509

1,745	Bristol-Myers Squibb Company	113,233

495	Danaher Corp.	141,466

60	Dexcom, Inc.#	25,829

600	Eli Lilly & Company	147,234

905	Johnson & Johnson	155,922

1,380	Medtronic, PLC	142,816

1,720	Merck & Company, Inc.	140,146

3,730	Pfizer, Inc.	196,534

215	Stryker Corp.	53,331

180	Thermo Fisher Scientific, Inc.	104,634

655	UnitedHealth Group, Inc.	309,533

		1,987,726

	Industrials (6.7%)

2,900	Carrier Global Corp.	138,272

6,150	CSX Corp.	210,453

170	FedEx Corp.	41,796

735	Fortive Corp.	51,847

800	Honeywell International, Inc.	163,584

550	JB Hunt Transport Services, Inc.	105,897

225	John Bean Technologies Corp.	30,375

220	Northrop Grumman Corp.	81,378

2,220	Raytheon Technologies Corp.	200,222

495	Stanley Black & Decker, Inc.	86,452

355	Union Pacific Corp.	86,815

		1,197,091

See accompanying Notes to Schedule of Investments

1

Calamos Dividend Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

NUMBER OF SHARES		VALUE

	Information Technology (28.6%)

585	Accenture, PLC - Class A	$206,844

210	Adobe, Inc.#	112,203

7,685	Apple, Inc.	1,343,184

700	Applied Materials, Inc.	96,726

390	Broadcom, Inc.	228,493

1,995	Cisco Systems, Inc.	111,062

820	Fidelity National Information Services, Inc.	98,334

970	Intel Corp.	47,355

255	Intuit, Inc.	141,584

205	Lam Research Corp.	120,934

740	Marvell Technology, Inc.	52,836

540	Mastercard, Inc. - Class A	208,645

1,000	Microchip Technology, Inc.	77,480

485	Micron Technology, Inc.	39,901

3,635	Microsoft Corp.	1,130,412

1,500	NVIDIA Corp.	367,290

1,365	Oracle Corp.	110,784

190	PayPal Holdings, Inc.#	32,669

390	QUALCOMM, Inc.	68,546

475	salesforce.com, Inc.#	110,499

120	ServiceNow, Inc.#	70,294

490	Texas Instruments, Inc.	87,950

1,135	Visa, Inc. - Class A	256,703

		5,120,728

	Materials (3.0%)

570	Alcoa Corp.	32,325

650	Celanese Corp.	101,211

2,450	Freeport-McMoRan, Inc. - Class H	91,189

470	Linde, PLC	149,779

530	PPG Industries, Inc.	82,786

60	Sherwin-Williams Company	17,191

360	Vulcan Materials Company	68,512

		542,993

	Real Estate (0.6%)

330	American Tower Corp.	82,995

650	Invitation Homes, Inc.	27,287

		110,282

	Utilities (1.8%)

3,425	AES Corp.	75,966

915	Dominion Energy, Inc.	73,804

845	DTE Energy Company	101,763

890	NextEra Energy, Inc.	69,527

		321,060

	TOTAL COMMON STOCKS (Cost $9,281,830)	17,129,343

EXCHANGE-TRADED FUND (0.4%)

	Other (0.4%)

510	iShares Nasdaq Biotechnology ETF (Cost $75,789)	67,249

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.3%)

47,000	State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $47,000)	$47,000

TOTAL INVESTMENTS (98.0%) (Cost $9,756,405)		17,555,232

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.3%)		(47,000)

OTHER ASSETS, LESS LIABILITIES (2.3%)		412,226

NET ASSETS (100.0%)		$17,920,458

NOTES TO SCHEDULE OF INVESTMENTS
^	Security, or portion of security, is on loan.
#	Non-income producing security.
†	Represents investment of cash collateral received from
securities on loan as of January 31, 2022.

See accompanying Notes to Schedule of Investments

2

Calamos Select Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (99.8%)

	Airlines (0.9%)

9,972	Southwest Airlines Company#	$446,347

	Communication Services (10.1%)

876	Alphabet, Inc. - Class A#	2,370,517

4,957	Meta Platforms, Inc. - Class A#	1,552,830

650	Netflix, Inc.#	277,641

2,903	T-Mobile US, Inc.#	314,018

2,954	Walt Disney Company#	422,333

		4,937,339

	Consumer Discretionary (11.2%)

670	Amazon.com, Inc.#	2,004,285

3,317	Aptiv, PLC#	453,036

1,277	Lululemon Athletica, Inc.#	426,211

5,544	NIKE, Inc. - Class B	820,900

4,333	Starbucks Corp.#	426,021

913	Tesla, Inc.#	855,225

6,564	TJX Companies, Inc.	472,411

		5,458,089

	Consumer Staples (8.6%)

11,726	Coca-Cola Company	715,403

3,939	Constellation Brands, Inc. - Class A	936,497

1,836	Estee Lauder Companies Inc. - Class A	572,447

7,980	Mondelez International, Inc. - Class A	534,900

5,735	Sysco Corp.	448,190

7,152	Walmart, Inc.	999,921

		4,207,358

	Energy (3.2%)

4,019	Chevron Corp.	527,815

11,237	Hess Corp.	1,037,063

		1,564,878

	Financials (13.4%)

4,865	American Express Company	874,824

24,453	Bank of America Corp.	1,128,261

7,466	Charles Schwab Corp.	654,768

2,186	Chubb, Ltd.	431,254

2,266	Goldman Sachs Group, Inc.	803,705

5,283	JPMorgan Chase & Company	785,054

4,321	Marsh & McLennan Companies, Inc.	663,879

21,720	Wells Fargo & Company	1,168,536

		6,510,281

	Health Care (12.9%)

11,655	Boston Scientific Corp.#	499,999

9,132	Bristol-Myers Squibb Company	592,575

3,767	Danaher Corp.	1,076,571

820	Dexcom, Inc.#	352,994

4,187	Edwards Lifesciences Corp.#	457,220

4,594	Eli Lilly & Company	1,127,322

1,943	IQVIA Holdings, Inc.#	475,841

2,783	Jazz Pharmaceuticals, PLC#	386,587

2,774	UnitedHealth Group, Inc.	1,310,909

		6,280,018

NUMBER OF SHARES		VALUE

	Industrials (9.9%)

10,000	Air Lease Corp. - Class A	$398,100

1,156	Boeing Company#	231,477

10,865	Carrier Global Corp.	518,043

22,862	CSX Corp.	782,338

3,025	Honeywell International, Inc.	618,552

7,042	Raytheon Technologies Corp.	635,118

11,838	Uber Technologies, Inc.#	442,741

1,970	Union Pacific Corp.	481,764

4,750	Waste Management, Inc.	714,590

		4,822,723

	Information Technology (24.6%)

21,142	Apple, Inc.	3,695,199

3,884	Applied Materials, Inc.	536,691

4,107	Fidelity National Information Services, Inc.	492,512

10,689	Microsoft Corp.	3,324,065

5,544	NVIDIA Corp.	1,357,504

1,297	Paycom Software, Inc.#	434,884

3,530	salesforce.com, Inc.#	821,184

1,960	Twilio, Inc. - Class A#	403,995

4,131	Visa, Inc. - Class A	934,308

		12,000,342

	Materials (2.6%)

3,231	Celanese Corp. - Class A	503,099

2,308	Linde, PLC	735,513

		1,238,612

	Utilities (2.4%)

6,469	Dominion Energy, Inc.	521,790

8,270	NextEra Energy, Inc.	646,052

		1,167,842

	TOTAL COMMON STOCKS (Cost $33,242,503)	48,633,829

TOTAL INVESTMENTS (99.8%) (Cost $33,242,503)		48,633,829

OTHER ASSETS, LESS LIABILITIES (0.2%)		74,660

NET ASSETS (100.0%)		$48,708,489

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.

See accompanying Notes to Schedule of Investments

1

Calamos International Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (95.5%)

		Communication Services (4.5%)

40,200	EUR	CTS Eventim, AG & Company KGaA#	$2,857,710

108,000	ZAR	MTN Group, Ltd.#	1,349,965

12,101		Sea, Ltd.#	1,818,901

86,300	HKD	Tencent Holdings, Ltd.	5,407,754

			11,434,330

		Consumer Discretionary (17.8%)

19,462		Alibaba Group Holding, Ltd.#~	2,448,125

25,700		Aptiv, PLC#~	3,510,106

33,650		Capri Holdings, Ltd.#	2,021,355

16,900	CHF	Cie Financiere Richemont, SA	2,456,141

86,000	GBP	Compass Group, PLC	1,954,576

28,800	EUR	Daimler, AG	2,298,059

21,000	INR	Dixon Technologies India, Ltd.	1,253,021

86,024	AUD	IDP Education, Ltd.	1,798,105

55,109	HKD	JD.com, Inc. - Class A#	2,088,708

203,500	HKD	Li Ning Company, Ltd.	1,985,753

6,050		Lululemon Athletica, Inc.#	2,019,248

8,150	EUR	LVMH Moet Hennessy Louis Vuitton, SE	6,694,224

13,400	JPY	Oriental Land Company, Ltd.	2,332,717

31,500	EUR	Publicis Groupe, SA	2,134,468

42,400	JPY	Sony Corp.	4,743,223

107,000	JPY	Toyota Motor Corp.	2,114,659

173,800	GBP	Watches of Switzerland Group, PLC#*	3,027,853

			44,880,341

		Consumer Staples (3.4%)

48,000	GBP	Diageo, PLC	2,422,145

4,800	EUR	L’Oreal, SA	2,050,304

32,700	CHF	Nestle, SA	4,222,822

			8,695,271

		Energy (5.9%)

100,200	CAD	Canadian Natural Resources, Ltd.^	5,096,906

114,000	NOK	Equinor, ASA	3,142,731

89,900		Schlumberger, NV	3,512,393

56,600	EUR	TotalEnergies, SE	3,218,696

			14,970,726

		Financials (17.0%)

340,800	HKD	AIA Group, Ltd.	3,557,887

295,000		Banco Bradesco, SA	1,265,550

20,300	CAD	Bank of Montreal^	2,297,734

76,600	SGD	DBS Group Holdings, Ltd.	2,012,042

296,100	INR	HDFC Bank, Ltd.	5,950,284

35,700	HKD	Hong Kong Exchanges & Clearing, Ltd.	2,037,602

142,300		ICICI Bank, Ltd.^	3,092,179

494,800	EUR	ING Groep, NV	7,317,647

5,101,900	GBP	Lloyds Banking Group, PLC	3,540,570

323,300	JPY	Mitsubishi UFJ Financial Group, Inc.	1,959,612

44,600	EUR	NN Group, NV	2,495,911

385,700		UBS Group, AG#^	7,201,019

			42,728,037

NUMBER OF SHARES			VALUE

		Health Care (7.7%)

103,150		Alcon, Inc.^	$7,919,857

9,300		Galapagos, NV#	627,750

3,850	CHF	Lonza Group, AG#	2,654,351

56,300	DKK	Novo Nordisk, A/S - Class B	5,600,062

6,400	CHF	Roche Holding, AG	2,476,795

			19,278,815

		Industrials (10.8%)

29,100	EUR	Airbus, SE#	3,715,873

50,100	SEK	Atlas Copco, AB - Class A	2,965,220

26,250	CAD	Canadian Pacific Railway, Ltd.^	1,877,965

29,900	CNY	Contemporary Amperex Technology Company, Ltd. - Class A	2,887,957

43,000	EUR	Duerr, AG	1,902,979

13,500	GBP	Ferguson, PLC	2,123,421

39,200	JPY	Recruit Holdings Company, Ltd.	1,937,600

96,000	SEK	Sandvik, AB	2,528,114

30,975	EUR	Schneider Electric, SE	5,247,020

18,300	CAD	Thomson Reuters Corp.	1,964,534

			27,150,683

		Information Technology (21.9%)

8,548		Accenture, PLC - Class A	3,022,402

1,245	EUR	Adyen, NV#*	2,533,447

44,250	EUR	Amadeus IT Group, SA#^	3,042,639

18,900	EUR	ASML Holding, NV	12,800,866

7,300		Atlassian Corp., PLC - Class A#	2,367,682

38,000	EUR	Dassault Systemes, SE	1,837,618

9,600	JPY	Keyence Corp.	4,924,055

17,600	JPY	SCREEN Holdings Company, Ltd.	1,766,264

2,065		Shopify, Inc. - Class A#	1,991,156

18,500	KRW	SK Hynix, Inc.	1,914,893

473,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	10,936,700

50,450		Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	6,186,683

54,800	AUD	WiseTech Global, Ltd.	1,784,800

			55,109,205

		Materials (6.5%)

205,450	CAD	First Quantum Minerals, Ltd.	5,060,488

270,000	AUD	IGO, Ltd.	2,284,472

56,650	AUD	James Hardie Industries, PLC	1,906,569

343,000	NOK	Norsk Hydro, ASA	2,636,061

31,500	AUD	Rio Tinto, Ltd.	2,504,429

5,400	CHF	Sika, AG	1,889,320

			16,281,339

		TOTAL COMMON STOCKS (Cost $180,504,461)	240,528,747

See accompanying Notes to Schedule of Investments

1

Calamos International Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (5.5%)

13,775,397	State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $13,775,397)	$13,775,397

TOTAL INVESTMENTS (101.0%) (Cost $194,279,858)		254,304,144

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-5.5%)		(13,775,397)

OTHER ASSETS, LESS LIABILITIES (4.5%)		11,281,525

NET ASSETS (100.0%)		$251,810,272

FORWARD FOREIGN CURRENCY CONTRACTS

COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
BANK OF NEW YORK	British Pound Sterling	03/31/22	9,975,000	$13,410,946	$119,398

					$119,398

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $71,435.
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2022.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.

See accompanying Notes to Schedule of Investments

2

Calamos International Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

CURRENCY EXPOSURE JANUARY 31, 2022

	Value	% of Total Investments
US Dollar	$62,779,803	24.7%
European Monetary Unit	60,147,461	23.7%
Japanese Yen	19,778,130	7.8%
Canadian Dollar	16,297,627	6.4%
Hong Kong Dollar	15,077,704	5.9%
Swiss Franc	13,699,429	5.4%
British Pound Sterling	13,068,565	5.1%
New Taiwan Dollar	10,936,700	4.3%
Australian Dollar	10,278,375	4.0%
Indian Rupee	7,203,305	2.8%
Norwegian Krone	5,778,792	2.3%
Danish Krone	5,600,062	2.2%
Swedish Krona	5,493,334	2.2%
Chinese Yuan Renminbi	2,887,957	1.1%
Singapore Dollar	2,012,042	0.8%
South Korean Won	1,914,893	0.8%
South African Rand	1,349,965	0.5%

Total Investments	$254,304,144	100.0%
Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

3

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (11.0%)

		Communication Services (1.1%)

2,800,000		Sea, Ltd. 2.375%, 12/01/25	$5,165,972

		Consumer Discretionary (3.1%)

11,000,000		Meituan 0.000%, 04/27/28	10,169,610

4,453,000		Trip.com Group, Ltd. 1.500%, 07/01/27	5,258,904

			15,428,514

		Financials (5.8%)

		Citigroup Global Markets Funding Luxembourg SCA

71,000,000	HKD	0.000%, 07/25/24	10,575,718

58,000,000	HKD	0.000%, 05/28/24	7,672,956

9,200,000		JPMorgan Chase Bank NA 0.000%, 08/07/22	10,552,860

			28,801,534

		Real Estate (1.0%)

4,800,000		Vingroup, JSC 3.000%, 04/20/26	4,798,320

		TOTAL CONVERTIBLE BONDS (Cost $54,244,260)	54,194,340

NUMBER OF SHARES			VALUE

COMMON STOCKS (86.8%)

		Communication Services (7.6%)

57,640	PHP	Globe Telecom, Inc.	3,515,821

530,800	ZAR	MTN Group, Ltd.#	6,675,300

14,555	KRW	NAVER Corp.	3,844,566

375,300	HKD	Tencent Holdings, Ltd.	23,517,152

			37,552,839

		Consumer Discretionary (11.4%)

473,100	HKD	Alibaba Group Holding, Ltd.#	7,415,162

44,735		Alibaba Group Holding, Ltd.#	5,627,215

1,661,100	MXN	Alsea, SAB de CV#	3,409,491

197,300		Arcos Dorados Holdings, Inc. - Class A#	1,274,558

100,000	CNY	BYD Company, Ltd. - Class A	3,732,431

41,450	INR	Dixon Technologies India, Ltd.	2,473,224

1,621,700	INR	Indian Hotels Company, Ltd.	4,736,248

198,121	HKD	JD.com, Inc. - Class A#	7,509,061

625,100	HKD	Li Ning Company, Ltd.	6,099,725

239,700	BRL	Lojas Renner, SA	1,269,348

3,436		MercadoLibre, Inc.#	3,889,758

2,239,500	HKD	Samsonite International, SA#*	4,680,631

131,800	INR	Titan Company, Ltd.	4,193,334

			56,310,186

		Consumer Staples (4.4%)

783,300	BRL	JBS, SA	5,176,173

7,900	CNY	Kweichow Moutai Company, Ltd. - Class A	2,361,727

380,100	INR	Varun Beverages, Ltd.	4,632,003

NUMBER OF SHARES			VALUE

2,840,400	MXN	Wal-Mart de Mexico, SAB de CV	$9,634,613

			21,804,516

		Energy (6.9%)

44,800		Chevron Corp.	5,883,584

2,122,900	INR	Oil & Natural Gas Corp., Ltd.	4,961,092

248,660	INR	Reliance Industries, Ltd.	8,005,045

164,400	ZAR	Sasol, Ltd.#	3,701,037

192,900		Schlumberger, NV	7,536,603

2,436,200	IDR	United Tractors, Tbk PT	3,938,945

			34,026,306

		Financials (22.3%)

872,700		Banco Bradesco, SA	3,743,883

13,984,500	IDR	Bank Central Asia, Tbk PT	7,438,314

2,958,000	TWD	Cathay Financial Holding Company, Ltd.	6,861,219

560,200	TWD	Chailease Holding Company, Ltd.	5,138,342

873,600	HKD	China International Capital Corp., Ltd. - Class H*	2,379,702

673,000	HKD	China Merchants Bank Company, Ltd. - Class H	5,625,015

143,400	SGD	DBS Group Holdings, Ltd.	3,766,669

721,900	AED	First Abu Dhabi Bank, PJSC	3,930,793

1,218,700	ZAR	FirstRand, Ltd.	4,912,702

583,400	MXN	Grupo Financiero Banorte, SAB de CV - Class O	3,690,229

164,300	KRW	Hana Financial Group, Inc.	6,190,558

815,700	INR	HDFC Bank, Ltd.	16,391,917

40,500	HKD	Hong Kong Exchanges & Clearing, Ltd.	2,311,566

177,500	INR	Housing Development Finance Corp., Ltd.	6,049,224

526,825		ICICI Bank, Ltd.^	11,447,907

1,834,100		Itau Unibanco Holding, SA	8,656,952

1,552,000	THB	Kasikornbank PCL	7,087,437

610,000	HKD	Ping An Insurance Group Company of China, Ltd. - Class H	4,840,850

			110,463,279

		Health Care (1.0%)

93,400	BRL	Notre Dame Intermedica Participacoes, SA	1,252,345

353,000	HKD	Wuxi Biologics Cayman, Inc.#*	3,538,036

			4,790,381

		Industrials (5.5%)

88,400	CNY	Contemporary Amperex Technology Company, Ltd. - Class A	8,538,307

967,400	PHP	International Container Terminal Services, Inc.	3,805,447

141,600	INR	Larsen & Toubro, Ltd.	3,654,497

113,500	BRL	Localiza Rent a Car, SA	1,252,538

1,066,101	CNY	NARI Technology Company, Ltd. - Class A	5,964,192

261,300	INR	Voltas, Ltd.	4,157,902

			27,372,883

		Information Technology (19.8%)

7,360	EUR	ASML Holding, NV	4,984,887

293,500	CNY	GoerTek, Inc. - Class A	2,213,443

400,300		Infosys, Ltd.	9,435,071

565,000	TWD	Marketech International Corp.	3,402,557

See accompanying Notes to Schedule of Investments

1

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

NUMBER OF SHARES			VALUE

198,000	TWD	MediaTek, Inc.	$7,864,400

77,700	KRW	Samsung Electronics Company, Ltd.	4,832,868

28,000	TWD	Silergy Corp.	3,784,605

58,000	KRW	SK Hynix, Inc.	6,003,450

1,933,649	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	44,709,806

67,475		Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	8,274,459

449,300	BRL	TOTVS, SA	2,459,681

			97,965,227

		Materials (5.9%)

450,000	HKD	Anhui Conch Cement Company, Ltd. - Class H	2,380,287

112,000	INR	Asian Paints, Ltd.	4,757,783

440,000		Cemex, SAB de CV#	2,692,800

405,000	CAD	First Quantum Minerals, Ltd.^	9,975,652

712,700	NOK	Norsk Hydro, ASA	5,477,320

48,200	AUD	Rio Tinto, Ltd.	3,832,173

			29,116,015

		Real Estate (2.0%)

5,683,400	PHP	Ayala Land, Inc.	4,013,029

618,200	INR	DLF, Ltd.	3,282,109

110,200	INR	Godrej Properties, Ltd.#	2,552,054

			9,847,192

		TOTAL COMMON STOCKS (Cost $361,297,452)	429,248,824

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

PURCHASED OPTIONS (1.2%) #

		Consumer Discretionary (0.4%)

5,298		Melco Resorts & Entertainment, Ltd.

5,594,688		Call, 01/20/23, Strike $13.00	900,660

2,080		Trip.com Group, Ltd.

5,534,880		Call, 01/20/23, Strike $30.00	811,200

			1,711,860

		Materials (0.0%)

3,080		Vale, SA

4,675,440		Call, 03/18/22, Strike $16.00	157,080

		Other (0.8%)

10,365		iShares MSCI Emerging Markets

50,591,565		Put, 03/18/22, Strike $48.00	1,388,910

5,388		iShares MSCI India ETF

24,714,756		Put, 03/18/22, Strike $45.00	606,150

15,560		VanEck Russia ETF

37,297,320		Call, 04/14/22, Strike $26.00	2,100,600

			4,095,660

		TOTAL PURCHASED OPTIONS (Cost $5,607,681)	5,964,600

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.4%)

2,147,236	State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $2,147,236)	$2,147,236

TOTAL INVESTMENTS (99.4%) (Cost $423,296,629)		491,555,000

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.4%)		(2,147,236)

OTHER ASSETS, LESS LIABILITIES (1.0%)		5,170,897

NET ASSETS (100.0%)		$494,578,661

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2022.

FOREIGN CURRENCY ABBREVIATIONS
CNY	Chinese Yuan Renminbi
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
PHP	Philippine Peso
THB	Thai Baht
TWD	New Taiwan Dollar
ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

2

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

CURRENCY EXPOSURE JANUARY 31, 2022

	Value	% of Total Investments
US Dollar	$112,520,292	22.9%
Hong Kong Dollar	88,545,861	18.0%
New Taiwan Dollar	71,760,929	14.6%
Indian Rupee	69,846,432	14.2%
Chinese Yuan Renminbi	22,810,100	4.6%
South Korean Won	20,871,442	4.3%
Mexican Peso	16,734,333	3.4%
South African Rand	15,289,039	3.1%
Brazilian Real	11,410,085	2.3%
Indonesian Rupiah	11,377,259	2.3%
Philippine Peso	11,334,297	2.3%
Canadian Dollar	9,975,652	2.0%
Thai Baht	7,087,437	1.5%
Norwegian Krone	5,477,320	1.1%
European Monetary Unit	4,984,887	1.0%
UAE Dirham	3,930,793	0.8%
Australian Dollar	3,832,173	0.8%
Singapore Dollar	3,766,669	0.8%

Total Investments	$491,555,000	100.0%
Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

3

Calamos Global Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (98.0%)

		Communication Services (7.8%)

1,125		Alphabet, Inc. - Class A#	$3,044,329

3,435		Meta Platforms, Inc. - Class A#	1,076,048

6,075		Sea, Ltd.#	913,133

35,000	HKD	Tencent Holdings, Ltd.	2,193,180

5,189		Walt Disney Company#	741,871

			7,968,561

		Consumer Discretionary (15.5%)

7,915		Alibaba Group Holding, Ltd.#	995,628

1,210		Amazon.com, Inc.#~	3,619,678

12,655		Aptiv, PLC#	1,728,420

13,270		Caesars Entertainment, Inc.#	1,010,378

7,050	CHF	Cie Financiere Richemont, SA	1,024,603

34,900	GBP	Compass Group, PLC	793,194

13,600		DR Horton, Inc.	1,213,392

31,400		General Motors Company#	1,655,722

5,350		Hilton Worldwide Holdings, Inc.#	776,338

1,666	HKD	JD.com, Inc. - Class A#	63,144

88,000	HKD	Li Ning Company, Ltd.	858,704

2,555		Lululemon Athletica, Inc.#	852,757

1,390		Tesla, Inc.#	1,302,041

			15,893,999

		Consumer Staples (2.1%)

3,230		Costco Wholesale Corp.	1,631,570

4,200	CHF	Nestle, SA	542,381

			2,173,951

		Energy (5.6%)

25,500	CAD	Canadian Natural Resources, Ltd.^	1,297,117

15,850		Chevron Corp.	2,081,580

5,750		Pioneer Natural Resources Company	1,258,617

26,650		Schlumberger, NV	1,041,216

			5,678,530

		Financials (17.2%)

71,200	HKD	AIA Group, Ltd.	743,314

50,325		Bank of America Corp.	2,321,996

108,290	INR	HDFC Bank, Ltd.	2,176,144

15,400	HKD	Hong Kong Exchanges & Clearing, Ltd.	878,966

31,300		Huntington Bancshares, Inc.	471,378

53,000		ICICI Bank, Ltd.^	1,151,690

126,200	EUR	ING Groep, NV	1,866,385

13,250		JPMorgan Chase & Company	1,968,950

2,159,933	GBP	Lloyds Banking Group, PLC	1,498,930

14,050		Morgan Stanley	1,440,687

85,300		UBS Group, AG#^	1,592,551

28,200		Wells Fargo & Company	1,517,160

			17,628,151

		Health Care (9.7%)

41,075		Alcon, Inc.^	3,153,738

2,820		Danaher Corp.	805,928

6,115		Eli Lilly & Company	1,500,560

4,000		IQVIA Holdings, Inc.#	979,600

1,185	CHF	Lonza Group, AG#	816,989

17,050		Novo Nordisk, A/S	1,702,783

NUMBER OF SHARES			VALUE

1,920		UnitedHealth Group, Inc.	$907,334

			9,866,932

		Industrials (7.0%)

12,070	EUR	Airbus, SE#	1,541,257

21,000		Quanta Services, Inc.	2,157,120

15,800	JPY	Recruit Holdings Company, Ltd.	780,972

30,950	SEK	Sandvik, AB	815,053

10,750	EUR	Schneider Electric, SE	1,821,000

			7,115,402

		Information Technology (26.5%)

3,850		Accenture, PLC - Class A	1,361,283

519	EUR	Adyen, NV#*	1,056,112

18,500		Apple, Inc.	3,233,430

4,858	EUR	ASML Holding, NV	3,290,296

4,000	JPY	Keyence Corp.	2,051,690

1,730		Lam Research Corp.	1,020,562

6,850		Micron Technology, Inc.	563,549

13,520		Microsoft Corp.	4,204,450

13,710		NVIDIA Corp.	3,357,031

980		Shopify, Inc. - Class A#	944,955

124,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	2,867,126

19,500		Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	2,391,285

22,450	AUD	WiseTech Global, Ltd.^	731,182

			27,072,951

		Materials (6.6%)

5,000		Albemarle Corp.	1,103,700

131,300		Cemex, SAB de CV#	803,556

55,950		Freeport-McMoRan, Inc.	2,082,459

27,800	AUD	James Hardie Industries, PLC	935,615

138,550	NOK	Norsk Hydro, ASA	1,064,800

10,700	GBP	Rio Tinto, PLC	754,193

			6,744,323

		TOTAL COMMON STOCKS (Cost $64,182,241)	100,142,800

NUMBER OF SHARES/ PRINCIPAL AMOUNT			VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (4.3%)

4,370,897		State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $4,370,897)	4,370,897

TOTAL INVESTMENTS (102.3%) (Cost $68,553,138)			104,513,697

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-4.3%)			(4,370,897)

OTHER ASSETS, LESS LIABILITIES (2.0%)			2,053,695

NET ASSETS (100.0%)			$102,196,495

See accompanying Notes to Schedule of Investments

1

Calamos Global Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS
BANK OF NEW YORK	British Pound Sterling	03/31/22	2,679,000	$3,601,797	$32,067

					$32,067

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $14,957.
^	Security, or portion of security, is on loan.
*

Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

†	Represents investment of cash collateral received from securities on loan as of January 31, 2022.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
TWD	New Taiwan Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.

See accompanying Notes to Schedule of Investments

2

Calamos Global Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

CURRENCY EXPOSURE JANUARY 31, 2022

	Value	% of Total Investments
US Dollar	$72,051,350	68.9%
European Monetary Unit	9,575,050	9.2%
Hong Kong Dollar	4,737,308	4.5%
British Pound Sterling	3,046,317	2.9%
New Taiwan Dollar	2,867,126	2.8%
Japanese Yen	2,832,662	2.7%
Swiss Franc	2,383,973	2.3%
Indian Rupee	2,176,144	2.1%
Australian Dollar	1,666,797	1.6%
Canadian Dollar	1,297,117	1.2%
Norwegian Krone	1,064,800	1.0%
Swedish Krona	815,053	0.8%

Total Investments	$104,513,697	100.0%
Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

3

Calamos Global Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (22.6%)

		Communication Services (2.8%)

2,460,000		Liberty Media Corp.* 0.500%, 12/01/50	$3,308,872

		Live Nation Entertainment, Inc.

1,725,000		2.000%, 02/15/25	2,168,791

735,000		2.500%, 03/15/23	1,229,163

710,000		Sea, Ltd. 2.375%, 12/01/25	1,309,943

			8,016,769

		Consumer Discretionary (11.4%)

2,030,000		Airbnb, Inc.*^ 0.000%, 03/15/26	1,929,941

1,265,000		Booking Holdings, Inc.^ 0.750%, 05/01/25	1,888,810

9,931,000		Ford Motor Company* 0.000%, 03/15/26	13,480,637

3,811,000		Marriott Vacations Worldwide Corp.*^ 0.000%, 01/15/26	4,248,655

139,000		Tesla, Inc. 2.375%, 03/15/22	1,987,878

2,581,000		Trip.com Group, Ltd. 1.500%, 07/01/27	3,048,109

4,791,000		Vail Resorts, Inc.^ 0.000%, 01/01/26	4,803,217

1,000,000	GBP	WH Smith, PLC 1.625%, 05/07/26	1,330,765

			32,718,012

		Consumer Staples (0.4%)

1,330,000	CAD	Premium Brands Holdings Corp. 4.200%, 09/30/27	1,109,231

		Energy (1.2%)

3,200,000		TotalEnergies, SE 0.500%, 12/02/22	3,401,152

		Financials (2.0%)

		Citigroup Global Markets Funding Luxembourg SCA

18,000,000	HKD	0.000%, 05/28/24	2,381,262

11,000,000	HKD	0.000%, 07/25/24	1,638,492

1,840,000		Realogy Group, LLC / Realogy Co-Issuer Corp.* 0.250%, 06/15/26	1,772,490

			5,792,244

		Industrials (1.5%)

290,000,000	JPY	DMG Mori Company, Ltd. 0.000%, 07/16/24	2,606,220

1,300,000	EUR	Duerr, AG 0.750%, 01/15/26	1,927,680

			4,533,900

		Information Technology (1.2%)

1,185,000		ON Semiconductor Corp.* 0.000%, 05/01/27	1,577,591

1,730,000		Shopify, Inc.^ 0.125%, 11/01/25	1,851,532

			3,429,123

PRINCIPAL AMOUNT			VALUE

		Materials (2.1%)

1,745,000		Ivanhoe Mines, Ltd.* 2.500%, 04/15/26	$2,381,855

1,834,000		Lithium Americas Corp.* 1.750%, 01/15/27	1,625,364

1,735,000		MP Materials Corp.*^ 0.250%, 04/01/26	2,031,304

			6,038,523

		TOTAL CONVERTIBLE BONDS (Cost $58,409,289)	65,038,954

NUMBER OF SHARES			VALUE

COMMON STOCKS (68.3%)

		Communication Services (6.2%)

3,060		Alphabet, Inc. - Class A#	8,280,574

8,800		Meta Platforms, Inc. - Class A#	2,756,688

69,400	HKD	Tencent Holdings, Ltd.	4,348,762

16,370		Walt Disney Company#~	2,340,419

			17,726,443

		Consumer Discretionary (5.4%)

2,775		Amazon.com, Inc.#	8,301,329

20,100	CHF	Compagnie Financière Richemont, SA	2,921,209

94,900	GBP	Compass Group, PLC	2,156,852

3,304	HKD	JD.com, Inc. - Class A#	125,226

6,200		Lululemon Athletica, Inc.#	2,069,312

			15,573,928

		Consumer Staples (4.3%)

58,250		Coca-Cola Company~	3,553,832

6,490		Costco Wholesale Corp.	3,278,294

50,650		Mondelez International, Inc. - Class A	3,395,070

17,250	CHF	Nestle, SA	2,227,635

			12,454,831

		Energy (3.6%)

76,000	CAD	Canadian Natural Resources, Ltd.^	3,865,917

32,200		Chevron Corp.	4,228,826

54,200		Schlumberger, NV	2,117,594

			10,212,337

		Financials (12.9%)

193,400	HKD	AIA Group, Ltd.	2,019,059

131,110		Bank of America Corp.~	6,049,416

174,800	INR	HDFC Bank, Ltd.	3,512,697

85,700		Huntington Bancshares, Inc.	1,290,642

303,900	EUR	ING Groep, NV	4,494,408

41,975		JPMorgan Chase & Company~	6,237,485

38,050		Morgan Stanley	3,901,647

238,500		UBS Group, AG^#	4,452,795

96,300		Wells Fargo & Company	5,180,940

			37,139,089

		Health Care (6.7%)

111,686		Alcon, Inc.^	8,575,251

11,500		Eli Lilly & Company	2,821,985

See accompanying Notes to Schedule of Investments

1

Calamos Global Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

NUMBER OF SHARES			VALUE

2,200	CHF	Lonza Group, AG#	$1,516,772

42,100		Novo Nordisk, A/S	4,204,527

4,650		UnitedHealth Group, Inc.	2,197,451

			19,315,986

		Industrials (6.0%)

28,100	EUR	Airbus, SE#	3,588,179

32,700		Quanta Services, Inc.	3,358,944

109,300	SEK	Sandvik, AB	2,878,363

27,150	EUR	Schneider Electric, SE	4,599,083

18,700		Waste Management, Inc.	2,813,228

			17,237,797

		Information Technology (17.7%)

9,900		Accenture, PLC - Class A	3,500,442

730	EUR	Adyen, NV*#	1,485,475

40,040		Apple, Inc.	6,998,191

12,480	EUR	ASML Holding, NV	8,452,635

8,000	JPY	Keyence Corp.	4,103,379

31,930		Microsoft Corp.~	9,929,592

19,200		NVIDIA Corp.	4,701,312

374,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	8,647,623

24,700		Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	3,028,961

			50,847,610

		Materials (4.6%)

254,800		Cemex, SAB de CV#	1,559,376

58,900	EUR	CRH, PLC	2,956,214

118,700		Freeport-McMoRan, Inc.	4,418,014

271,600	NOK	Norsk Hydro, ASA	2,087,330

29,800	GBP	Rio Tinto, PLC	2,100,462

			13,121,396

		Special Purpose Acquisition Company (0.9%)

101,700	GBP	Shell, PLC	2,612,542

		TOTAL COMMON STOCKS (Cost $146,053,859)	196,241,959

CONVERTIBLE PREFERRED STOCKS (5.0%)

		Consumer Discretionary (1.4%)

26,322		Aptiv, PLC 5.500%, 06/15/23	4,100,441

		Financials (0.7%)

24,300		KKR & Company, Inc.^ 6.000%, 09/15/23	2,156,868

		Health Care (0.8%)

1,140		Danaher Corp.^ 4.750%, 04/15/22	2,173,125

		Information Technology (0.8%)

1,255		Broadcom, Inc. 8.000%, 09/30/22	2,298,683

		Utilities (1.3%)

11,700		AES Corp.^ 6.875%, 02/15/24	1,065,285

NUMBER OF SHARES		VALUE

45,089	NextEra Energy, Inc. 4.872%, 09/01/22	$2,622,377

		3,687,662

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $10,557,936)	14,416,779

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (1.0%) #

	Communication Services (0.0%)

37	Netflix, Inc.

1,580,418	Call, 03/18/22, Strike $640.00	1,166

	Consumer Discretionary (0.1%)

120	Lowe’s Companies, Inc.

2,848,200	Call, 03/18/22, Strike $230.00	186,900

	Energy (0.4%)

300	Pioneer Natural Resources

6,566,700	Company Call, 01/20/23, Strike $200.00	1,077,000

	Information Technology (0.0%)

210	Micron Technology, Inc.

1,727,670	Call, 07/15/22, Strike $90.00	132,825

	Other (0.5%)

545	Invesco QQQ Trust Series

19,786,225	Put, 02/18/22, Strike $385.00	1,294,647

	TOTAL PURCHASED OPTIONS (Cost $2,073,809)	2,692,538

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (10.7%)

30,837,774	State Street Navigator Securities Lending Government Money Market Portfolio†	30,837,774

TOTAL INVESTMENTS (107.6%) (Cost $247,932,667)		309,228,004

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-10.7%)		(30,837,774)

OTHER ASSETS, LESS LIABILITIES (3.1%)		9,037,075

NET ASSETS (100.0%)		$287,427,305

See accompanying Notes to Schedule of Investments

2

Calamos Global Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS
*	Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options.
The aggregate value of such securities is $3,143,793.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2022.

FOREIGN CURRENCY ABBREVIATIONS
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
TWD	New Taiwan Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

3

Calamos Global Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

CURRENCY EXPOSURE JANUARY 31, 2022

	Value	% of Total Investments
US Dollar	$227,534,532	73.6%
European Monetary Unit	27,503,674	8.9%
Hong Kong Dollar	10,512,801	3.4%
New Taiwan Dollar	8,647,623	2.8%
British Pound Sterling	8,200,621	2.6%
Japanese Yen	6,709,599	2.2%
Swiss Franc	6,665,616	2.2%
Canadian Dollar	4,975,148	1.6%
Indian Rupee	3,512,697	1.1%
Swedish Krona	2,878,363	0.9%
Norwegian Krone	2,087,330	0.7%

Total Investments	$309,228,004	100.0%
Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

4

Calamos Global Sustainable Equities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (91.7%)

		Communication Services (5.3%)

26		Alphabet, Inc. - Class A#	$70,358

368	CAD	BCE, Inc.	19,223

38,806	KES	Safaricom, PLC	12,510

592		Verizon Communications, Inc.	31,512

			133,603

		Consumer Discretionary (11.0%)

77		Aptiv, PLC#	10,517

109		Bright Horizons Family Solutions, Inc.#	13,997

1,000	HKD	BYD Company, Ltd. - Class H	29,577

79	EUR	Cie Generale des Etablissements Michelin SCA	13,218

90	EUR	EssilorLuxottica, SA	17,027

314	GBP	Greggs, PLC	11,388

594	EUR	Industria de Diseno Textil, SA	18,015

16	EUR	Kering, SA	11,948

517		Levi Strauss & Company - Class A	11,338

192		NIKE, Inc. - Class B	28,429

205		Sony Group Corp.	22,890

165		Starbucks Corp.#	16,223

139		Target Corp.	30,640

340		TJX Companies, Inc.	24,470

80		Tractor Supply Company	17,465

			277,142

		Consumer Staples (5.1%)

395		Darling Ingredients, Inc.#	25,189

393	SEK	Essity, AB - Class B	11,079

519	EUR	Jeronimo Martins SGPS, SA	12,472

144	EUR	Kerry Group, PLC - Class A	18,144

552	EUR	Koninklijke Ahold Delhaize, NV	17,898

40	EUR	L’Oreal, SA	17,086

132		McCormick & Company, Inc.	13,241

1,356		Natura & Company Holding, SA#	11,743

			126,852

		Financials (14.3%)

2,400	HKD	AIA Group, Ltd.	25,056

54	EUR	Allianz, SE	13,865

753		Amalgamated Financial Corp.	12,809

2,313	GBP	Aviva, PLC	13,656

214		Bank of New York Mellon Corp.	12,682

65,043	IDR	Bank Rakyat Indonesia Persero, Tbk PT	18,514

109		Credicorp, Ltd.	15,611

584	NOK	DNB Bank, ASA	13,899

2,066	MXN	Grupo Financiero Banorte, SAB de CV - Class O	13,068

700	HKD	Hang Seng Bank, Ltd.	13,858

364		Hannon Armstrong Sustainable Infrastructure Capital, Inc.	15,099

384		HDFC Bank, Ltd.	26,354

200	HKD	Hong Kong Exchanges & Clearing, Ltd.	11,415

184		Intercontinental Exchange, Inc.	23,305

3,264		Itau Unibanco Holding, SA	15,406

98		Jones Lang LaSalle, Inc.#	24,577

147	EUR	KBC Group, NV	12,784

42		MSCI, Inc. - Class A	22,517

NUMBER OF SHARES			VALUE

93		PNC Financial Services Group, Inc.	$19,157

37		SVB Financial Group#	21,604

77		Travelers Companies, Inc.	12,796

			358,032

		Health Care (10.7%)

82	AUD	Cochlear, Ltd.	11,245

75	DKK	Coloplast, A/S - Class B	10,907

96	AUD	CSL, Ltd.	17,783

247		CVS Health Corp.	26,308

191	GBP	Dechra Pharmaceuticals, PLC	10,728

157		Edwards Lifesciences Corp.#	17,144

583	NZD	Fisher & Paykel Healthcare Corp, Ltd.	10,726

173		Gilead Sciences, Inc.	11,882

49		Illumina, Inc.#	17,092

247		Merck & Company, Inc.	20,126

49	EUR	Merck KGaA	10,746

213	DKK	Novo Nordisk, A/S - Class B	21,187

76	CHF	Roche Holding, AG	29,412

6	CHF	Straumann Holding, AG	9,943

100	JPY	Sysmex Corp.	9,519

38		Thermo Fisher Scientific, Inc.	22,089

36		Waters Corp.#	11,524

			268,361

		Industrials (14.0%)

424	SEK	Assa Abloy, AB - Class B	11,610

187	SEK	Atlas Copco, AB - Class A	11,068

338		Canadian Pacific Railway, Ltd.	24,133

200	JPY	Daifuku Company, Ltd.	13,885

54		Deere & Company	20,326

200	JPY	East Japan Railway Company	11,421

501	SEK	Epiroc, AB - Class A	10,691

110		Ferguson, PLC	17,467

52		Generac Holdings, Inc.#	14,684

170	GBP	Intertek Group, PLC	12,337

110	EUR	Kingspan Group, PLC	10,588

40	CHF	Kuehne + Nagel International, AG	11,296

300	JPY	Nidec Corp.	26,589

225		Quanta Services, Inc.	23,112

500	JPY	Recruit Holdings Company, Ltd.	24,714

54		Rockwell Automation, Inc.	15,618

147	EUR	Siemens, AG	23,339

62		Trane Technologies, PLC	10,732

120		United Parcel Service, Inc. - Class B	24,265

151		Waste Management, Inc.	22,716

105		Xylem Inc/NY	11,027

			351,618

		Information Technology (21.6%)

62		Accenture, PLC - Class A	21,922

55		Adobe, Inc.#	29,386

304	EUR	Amadeus IT Group, SA#	20,903

581		Apple, Inc.	101,547

170		Applied Materials, Inc.	23,491

415		Cisco Systems, Inc.	23,103

316	EUR	Dassault Systemes, SE	15,281

283	EUR	Infineon Technologies, AG	11,752

49		Intuit, Inc.	27,206

76		IPG Photonics Corp.#	11,740

269		Microsoft Corp.	83,654

See accompanying Notes to Schedule of Investments

1

Calamos Global Sustainable Equities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

NUMBER OF SHARES			VALUE

88		NVIDIA Corp.	$21,548

200	JPY	Omron Corp.	14,622

132		PayPal Holdings, Inc.#	22,696

136	EUR	SAP, SE	17,063

322		Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	39,487

78		TE Connectivity, Ltd.	11,155

100		Texas Instruments, Inc.	17,949

117		Visa, Inc. - Class A	26,462

			540,967

		Materials (4.7%)

71	EUR	Air Liquide, SA	12,145

271		Ball Corp.	26,314

92	GBP	Croda International, PLC	9,936

109		Ecolab, Inc.	20,650

56	EUR	Koninklijke DSM, NV	10,498

55	EUR	Linde, PLC#	17,491

156	DKK	Novozymes, A/S - Class B	10,709

30	CHF	Sika, AG	10,496

			118,239

		Real Estate (2.1%)

89		American Tower Corp.	22,383

4,700	SGD	Capitaland Investment, Ltd.#	12,060

115		Prologis, Inc.	18,034

			52,477

		Utilities (2.9%)

68		American Water Works Company, Inc.	10,934

11,330	HKD	China Water Affairs Group, Ltd.	13,249

554	EUR	EDP Renovaveis, SA	11,646

2,308	COP	Interconexion Electrica, SA ESP	13,797

99	DKK	Orsted, A/S*	10,548

1,594	EUR	Terna - Rete Elettrica Nazionale	12,525

			72,699

		TOTAL COMMON STOCKS (Cost $2,430,104)	2,299,990

TOTAL INVESTMENTS (91.7%) (Cost $2,430,104)			2,299,990

OTHER ASSETS, LESS LIABILITIES (8.3%)			209,010

NET ASSETS (100.0%)			$2,509,000

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
*	Securities issued and sold pursuant to a Rule 144A
transaction are exempted from the registration requirement
of the Securities Act of 1933, as amended. These securities
may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must
generally be effected through a sale that is registered under the Act or otherwise exempted from such registration
requirements.

FOREIGN CURRENCY ABBREVIATIONS
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
JPY	Japanese Yen
KES	Kenyan Shilling
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.

See accompanying Notes to Schedule of Investments

2

Calamos Global Sustainable Equities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

CURRENCY EXPOSURE JANUARY 31, 2022

	Value	% of Total Investments
US Dollar	$1,419,835	61.7%
European Monetary Unit	326,434	14.2%
Japanese Yen	100,750	4.4%
Hong Kong Dollar	93,155	4.1%
Swiss Franc	61,147	2.7%
British Pound Sterling	58,045	2.5%
Danish Krone	53,351	2.3%
Swedish Krona	44,448	1.9%
Australian Dollar	29,028	1.3%
Canadian Dollar	19,223	0.8%
Indonesian Rupiah	18,514	0.8%
Norwegian Krone	13,899	0.6%
Colombian Peso	13,797	0.6%
Mexican Peso	13,068	0.6%
Kenyan Shilling	12,510	0.5%
Singapore Dollar	12,060	0.5%
New Zealand Dollar	10,726	0.5%

Total Investments	$2,299,990	100.0%
Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

3

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (42.6%)

	Airlines (2.8%)

218,914	Air Canada Pass Through Trust Series 2015-1, Class B* 3.875%, 09/15/24	$220,171

110,217	Air Canada Pass Through Trust Series 2015-2, Class AA* 3.750%, 06/15/29	113,019

198,147	Alaska Airlines Pass Through Trust Series 2020-1, Class A* 4.800%, 02/15/29	216,099

1	Alaska Airlines Pass Through Trust Series 2020-1, Class B* 8.000%, 02/15/27	1

100,211	British Airways Pass Through Trust Series 2013-1, Class A* 4.625%, 12/20/25	103,594

125,950	British Airways Pass Through Trust Series 2019-1, Class A* 3.350%, 12/15/30	126,547

137,198	JetBlue Pass Through Trust Series 2019-1, Class AA 2.750%, 11/15/33	134,526

75,000	Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd.* 8.000%, 09/20/25	81,349

59,356	UAL Pass Through Trust Series 2007-1 6.636%, 01/02/24	60,347

145,624	United Airlines Pass Through Trust Series 2018-1, Class B 4.600%, 09/01/27	146,534

		1,202,187

	Communication Services (2.4%)

150,000	Cogent Communications Group, Inc.* 3.500%, 05/01/26	147,710

150,000	Comcast Corp. 3.900%, 03/01/38	161,617

110,000	Crown Castle Towers, LLC* 3.720%, 07/15/43	111,298

125,000	Electronic Arts, Inc. 4.800%, 03/01/26	137,248

110,000	Hughes Satellite Systems Corp. 5.250%, 08/01/26	117,226

105,000	Sirius XM Radio, Inc.* 3.125%, 09/01/26	101,082

100,000	United States Cellular Corp. 6.700%, 12/15/33	111,353

150,000	Verizon Communications, Inc. 4.016%, 12/03/29	163,168

		1,050,702

	Consumer Discretionary (2.7%)

150,000	American Honda Finance Corp.^ 2.350%, 01/08/27	151,440

150,000	Cargill, Inc.* 3.125%, 05/25/51	151,044

130,000	Delta Air Lines Pass Through Trust Series 2019-1, Class AA 3.204%, 10/25/25	133,232

PRINCIPAL AMOUNT		VALUE

200,000	Ford Motor Credit Company, LLC 4.000%, 11/13/30	$201,208

100,000	GLP Capital, LP / GLP Financing II, Inc. 3.250%, 01/15/32	96,659

100,000	goeasy, Ltd.*^ 4.375%, 05/01/26	99,692

100,000	M/I Homes, Inc. 3.950%, 02/15/30	97,519

100,000	Newell Brands, Inc. 4.700%, 04/01/26	104,921

100,000	NIKE, Inc. 2.850%, 03/27/30	102,989

		1,138,704

	Consumer Staples (2.1%)

125,000	Anheuser-Busch InBev Worldwide, Inc. 3.500%, 06/01/30	132,791

125,000	Archer-Daniels-Midland Company^ 3.250%, 03/27/30	132,329

125,000	Costco Wholesale Corp. 1.600%, 04/20/30	117,465

100,000	Edgewell Personal Care Company* 4.125%, 04/01/29	98,238

125,000	Hershey Company 1.700%, 06/01/30	118,778

200,000	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.* 5.500%, 01/15/30	212,986

100,000	Kimberly-Clark Corp.^ 3.100%, 03/26/30	104,881

		917,468

	Energy (0.6%)

175,000	Energy Transfer, LP‡ 3.334%, 11/01/66 3 mo. USD LIBOR + 3.02%	140,901

100,000	EQT Corp.* 3.125%, 05/15/26	97,883

		238,784

	Financials (15.0%)

115,000	Ally Financial, Inc.‡ 4.700%, 05/15/26 5 year CMT + 3.87%	115,239

100,000	American Finance Trust, Inc. / American Finance Operating Partner, LP* 4.500%, 09/30/28	97,093

150,000	Ares Capital Corp. 3.250%, 07/15/25	153,016

100,000	Aviation Capital Group, LLC* 3.500%, 11/01/27	100,314

125,000	AXIS Specialty Finance, PLC 4.000%, 12/06/27	133,190

100,000	Bank of America Corp.‡ 2.087%, 06/14/29 SOFR + 1.06%	96,208

150,000	Bank Of Montreal 3.088%, 01/10/37	147,675

See accompanying Notes to Schedule of Investments

1

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

75,000	Bank of Montreal^‡ 4.800%, 08/25/24 5 year CMT + 2.98%	$76,385

150,000	Berkshire Hathaway Finance Corp. 4.250%, 01/15/49	172,767

125,000	BP Capital Markets, PLC^‡ 4.875%, 03/22/30 5 year CMT + 4.40%	131,919

175,000	Brookfield Finance, Inc. 2.724%, 04/15/31	171,549

150,000	Capital One Financial Corp.‡ 2.359%, 07/29/32 SOFR + 1.34%	137,886

100,000	Charles Schwab Corp.‡ 4.000%, 06/01/26 5 year CMT + 3.17%	99,035

150,000	Citigroup, Inc.‡ 3.875%, 02/18/26 5 year CMT + 3.42%	147,171

150,000	Duke Realty, LP^ 2.875%, 11/15/29	153,024

100,000	Essential Properties, LP 2.950%, 07/15/31	95,573

100,000	Essex Portfolio, LP 1.700%, 03/01/28	95,513

100,000	Fifth Third Bancorp 2.550%, 05/05/27	101,164

125,000	Franklin Resources, Inc. 2.850%, 03/30/25	128,843

100,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP* 3.750%, 12/15/27	96,321

125,000	Globe Life, Inc. 4.550%, 09/15/28	139,502

150,000	Goldman Sachs Group, Inc.‡ 3.800%, 05/10/26 5 year CMT + 2.97%	144,874

125,000	Huntington Bancshares, Inc.^‡ 4.450%, 10/15/27 7 year CMT + 4.05%	130,041

250,000	ILFC E-Capital Trust II*‡ 3.620%, 12/21/65 3 mo. USD LIBOR + 1.80%	216,757

100,000	Iron Mountain, Inc.* 5.250%, 03/15/28	101,629

125,000	JPMorgan Chase & Company^‡ 3.650%, 06/01/26 5 year CMT + 2.85%	120,298

200,000	Lloyds Banking Group, PLC‡ 1.627%, 05/11/27 1 year CMT + 0.85%	193,200

200,000	LSEGA Financing, PLC*^ 2.000%, 04/06/28	192,904

125,000	Markel Corp. 3.500%, 11/01/27	131,166

100,000	MetLife, Inc. 6.400%, 12/15/66	119,216

100,000	Morgan Stanley‡ 1.593%, 05/04/27 SOFR + 0.88%	96,610

200,000	Nordea Bank Abp*‡ 3.750%, 03/01/29 5 year CMT + 2.60%	182,100

PRINCIPAL AMOUNT		VALUE

118,000	PartnerRe Finance B, LLC^‡ 4.500%, 10/01/50 5 year CMT + 3.82%	$121,364

100,000	Primerica, Inc.^ 2.800%, 11/19/31	98,569

125,000	Prologis, LP 2.250%, 04/15/30	121,858

100,000	Radian Group, Inc. 4.500%, 10/01/24	102,958

125,000	Reinsurance Group of America, Inc. 3.900%, 05/15/29	133,903

125,000	RenaissanceRe Finance, Inc. 3.450%, 07/01/27	131,350

125,000	Royal Bank of Canada 0.875%, 01/20/26	119,663

150,000	SLM Corp. 3.125%, 11/02/26	144,736

150,000	State Street Corp.‡ 2.354%, 11/01/25 SOFR + 0.94%	152,683

	SVB Financial Group

125,000	4.000%, 05/15/26^‡ 5 year CMT + 3.20%	121,578

100,000	2.100%, 05/15/28	97,777

125,000	Travelers Companies, Inc.^ 2.550%, 04/27/50	111,733

150,000	US Bancorp 3.600%, 09/11/24	157,077

200,000	USAA Capital Corp.* 2.125%, 05/01/30	195,570

125,000	Ventas Realty, LP 4.000%, 03/01/28	134,540

150,000	VICI Properties, LP / VICI Note Company, Inc.* 3.500%, 02/15/25	150,333

125,000	Wells Fargo & Company 4.400%, 06/14/46	139,982

		6,453,856

	Health Care (2.7%)

100,000	AbbVie, Inc. 3.800%, 03/15/25	105,086

100,000	Bausch Health Companies, Inc.* 5.500%, 11/01/25	100,863

100,000	Bristol-Myers Squibb Company 3.200%, 06/15/26	104,950

100,000	Charles River Laboratories International, Inc.* 3.750%, 03/15/29	96,574

150,000	CVS Health Corp. 4.780%, 03/25/38	173,242

	DaVita, Inc.*

100,000	4.625%, 06/01/30	97,457

23,000	3.750%, 02/15/31	21,152

100,000	Elanco Animal Health, Inc. 5.900%, 08/28/28	109,289

100,000	Health Care Service Corp. A Mutual Legal Reserve Company* 1.500%, 06/01/25	98,164

150,000	Johnson & Johnson 3.400%, 01/15/38	159,608

100,000	Royalty Pharma, PLC 2.200%, 09/02/30	93,085

		1,159,470

See accompanying Notes to Schedule of Investments

2

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Industrials (4.3%)

150,000	3M Company^ 3.700%, 04/15/50	$167,043

125,000	Air Lease Corp.‡ 4.650%, 06/15/26 5 year CMT + 4.08%	125,981

150,000	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC* 4.625%, 01/15/27	153,658

14,000	Avolon Holdings Funding, Ltd.* 2.528%, 11/18/27	13,375

125,000	Beacon Roofing Supply, Inc.*^ 4.500%, 11/15/26	127,913

100,000	EnerSys* 4.375%, 12/15/27	101,780

80,000	GXO Logistics, Inc.* 1.650%, 07/15/26	77,155

100,000	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.* 5.750%, 01/20/26	102,315

100,000	Honeywell International, Inc. 1.950%, 06/01/30	96,327

125,000	Infor, Inc.* 1.750%, 07/15/25	121,768

150,000	Moog, Inc.* 4.250%, 12/15/27	150,643

121,000	QVC, Inc. 4.375%, 09/01/28	111,607

125,000	Roper Technologies, Inc. 1.400%, 09/15/27	118,319

250,000	SMBC Aviation Capital Finance DAC* 1.900%, 10/15/26	243,707

125,000	TransDigm, Inc.* 6.250%, 03/15/26	129,314

		1,840,905

	Information Technology (4.1%)

150,000	Apple, Inc. 4.375%, 05/13/45	179,149

150,000	Block, Inc.*^ 2.750%, 06/01/26	145,554

150,000	Broadcom, Inc. 4.700%, 04/15/25	161,076

125,000	CGI, Inc.* 1.450%, 09/14/26	120,123

125,000	Fortinet, Inc. 2.200%, 03/15/31	118,765

125,000	Hewlett Packard Enterprise Company 4.900%, 10/15/25	135,939

100,000	Intuit, Inc.^ 0.950%, 07/15/25	96,921

125,000	Mastercard, Inc. 3.350%, 03/26/30	133,829

157,000	Microsoft Corp. 4.100%, 02/06/37	183,381

125,000	NVIDIA Corp. 3.500%, 04/01/40	132,780

100,000	TTM Technologies, Inc.* 4.000%, 03/01/29	95,521

100,000	Twilio, Inc. 3.625%, 03/15/29	96,173

PRINCIPAL AMOUNT		VALUE

150,000	VMware, Inc. - Class A 1.800%, 08/15/28	$141,982

		1,741,193

	Materials (0.6%)

150,000	Clearwater Paper Corp.* 5.375%, 02/01/25	159,720

100,000	Georgia-Pacific, LLC* 3.600%, 03/01/25	104,376

		264,096

	Real Estate (2.4%)

150,000	EPR Properties 4.950%, 04/15/28	158,166

100,000	Federal Realty Investment Trust 1.250%, 02/15/26	96,476

125,000	Forestar Group, Inc.* 3.850%, 05/15/26	123,424

100,000	Healthpeak Properties, Inc. 3.250%, 07/15/26	104,322

100,000	Public Storage 2.300%, 05/01/31	97,778

100,000	Realty Income Corp. 3.250%, 01/15/31	104,355

125,000	Service Properties Trust 3.950%, 01/15/28	110,179

125,000	Simon Property Group, LP^ 1.375%, 01/15/27	119,982

125,000	Tanger Properties, LP^ 3.875%, 07/15/27	131,569

		1,046,251

	Utilities (2.9%)

150,000	Berkshire Hathaway Energy Company 3.800%, 07/15/48	157,467

100,000	Consolidated Edison Company of New York, Inc. 3.350%, 04/01/30	105,056

100,000	DPL, Inc. 4.125%, 07/01/25	102,388

150,000	Duke Energy Carolinas, LLC 3.700%, 12/01/47	158,090

100,000	Entergy Texas, Inc. 1.500%, 09/01/26	95,951

175,000	Monongahela Power Company* 3.550%, 05/15/27	184,719

150,000	Northern States Power Company 3.750%, 12/01/47	157,125

150,000	Public Service Electric and Gas Company 3.600%, 12/01/47	159,936

125,000	Southern Company‡ 3.750%, 09/15/51 5 year CMT + 2.92%	121,344

		1,242,076

	TOTAL CORPORATE BONDS (Cost $18,137,854)	18,295,692

CONVERTIBLE BOND (0.3%)

	Consumer Discretionary (0.3%)

125,000	DISH Network Corp. 2.375%, 03/15/24	120,066

See accompanying Notes to Schedule of Investments

3

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	TOTAL CONVERTIBLE BONDS (Cost $118,037)	120,066

BANK LOANS (13.2%) ¡

	Airlines (0.4%)

185,000	AAdvantage Loyalty IP, Ltd.‡ 5.500%, 04/20/28 3 mo. LIBOR + 4.75%	$192,297

	Communication Services (1.9%)

295,855	Go Daddy Operating Company, LLC‡ 1.859%, 02/15/24 1 mo. LIBOR + 1.75%	294,232

250,000	Nexstar Broadcasting, Inc.‡ 2.602%, 09/18/26 1 mo. LIBOR + 2.50%	249,531

296,923	SBA Senior Finance II, LLC‡ 1.860%, 04/11/25 1 mo. LIBOR + 1.75%	294,865

		838,628

	Consumer Discretionary (0.6%)

248,125	Murphy USA, Inc.‡ 2.250%, 01/31/28 1 mo. LIBOR + 1.75%	248,824

	Consumer Staples (1.0%)

297,000	Energizer Holdings, Inc.‡ 2.750%, 12/22/27 1 mo. LIBOR + 2.25%	296,860

125,080	United Natural Foods, Inc.‡ 3.355%, 10/22/25 1 mo. LIBOR + 3.25%	125,256

		422,116

	Energy (0.3%)

124,375	DT Midstream, Inc.‡ 2.500%, 06/26/28 6 mo. LIBOR + 2.00%	125,075

	Financials (0.7%)

149,250	Jazz Financing Lux Sarl‡ 3.605%, 05/05/28 1 mo. LIBOR + 3.50%	149,493

168,664	Level 3 Financing, Inc.‡ 1.855%, 03/01/27 1 mo. LIBOR + 1.75%	166,095

		315,588

	Health Care (2.3%)

136,223	Avantor, Inc.‡ 2.500%, 11/21/24 1 mo. LIBOR + 2.00%	136,070

297,750	Catalent Pharma Solutions, Inc.‡ 2.500%, 02/22/28 1 mo. LIBOR + 2.00%	298,271

64,675	HCA, Inc.‡ 1.855%, 06/30/28 1 mo. LIBOR + 1.75%	65,128

181,491	Icon Luxembourg Sarl‡ 2.750%, 07/03/28 3 mo. LIBOR + 2.25%	181,332

PRINCIPAL AMOUNT		VALUE

45,219	Icon Luxembourg Sarl‡ 2.750%, 07/03/28 3 mo. LIBOR + 2.25%	$45,179

257,660	Mallinckrodt International Finance, SA‡ 6.000%, 09/24/24 3 mo. LIBOR + 5.25%	241,771

		967,751

	Industrials (3.8%)

298,500	AECOM Technology Corp.‡ 1.855%, 04/13/28 1 mo. LIBOR + 1.75%	299,246

150,000	APi Group DE, Inc.! 0.000%, 12/18/28	150,038

100,000	APi Group DE, Inc.‡ 2.855%, 12/18/28 1 mo. LIBOR + 2.75%	100,025

248,125	Horizon Therapeutics USA, Inc.‡ 2.250%, 03/15/28 1 mo. LIBOR + 2.00%	246,729

317,600	Spectrum Brands, Inc.‡ 2.500%, 03/03/28 1 mo. LIBOR + 2.00%	317,452

252,391	United Rentals, Inc.‡ 1.855%, 10/31/25 1 mo. LIBOR + 1.75%	253,243

250,000	XPO Logistics, Inc.‡ 1.852%, 02/24/25 1 mo. LIBOR + 1.75%	248,453

		1,615,186

	Information Technology (2.2%)

123,750	Camelot U.S. Acquisition 1 Company‡ 4.000%, 10/30/26 1 mo. LIBOR + 3.00%	123,711

296,962	ON Semiconductor Corp.‡ 2.105%, 09/19/26 1 mo. LIBOR + 2.00%	297,635

296,915	Open Text Corp.‡ 1.854%, 05/30/25 1 mo. LIBOR + 1.75%	298,098

248,125	Playtika Holding Corp.‡ 2.855%, 03/13/28 1 mo. LIBOR + 2.75%	247,712

		967,156

	TOTAL BANK LOANS (Cost $5,715,956)	5,692,621

	Sovereign Bond (0.9%)

400,000	Province of Ontario Canada 1.800%, 10/14/31 (Cost $398,868)	387,512

RESIDENTIAL MORTGAGE BACKED SECURITIES (5.9%)

100,000	BX Trust Series 2019-OC11, Class A* 3.202%, 12/09/41	103,096

940,021	Federal National Mortgage Association 2.500%, 07/01/51	939,728

See accompanying Notes to Schedule of Investments

4

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

925,700	2.000%, 07/01/36	$930,970

500,000	Freddie Mac Multifamily Structured Pass Through Certificates Class A2‡ 3.990%, 05/25/33	567,592

	TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $2,628,201)	2,541,386

ASSET BACKED SECURITIES (5.4%)

	Financials (3.1%)

146,465	Commonbond Student Loan Trust Series 2021-AGS, Class A* 1.200%, 03/25/52	143,948

150,000	Dell Equipment Finance Trust Series 2021-1, Class B* 0.710%, 05/22/26	148,181

150,000	Ford Credit Auto Owner Trust Series 2021-2, Class A* 1.530%, 05/15/34	146,891

150,000	Hertz Vehicle Financing III, LP Series 2021-2A, Class A* 1.680%, 12/27/27	145,669

150,000	Oscar US Funding Trust XII, LLC Series 2021-1A, Class A4* 1.000%, 04/10/28	146,144

237,000	Progress Residentiall Trust Series 2021-SFR5, Class B* 1.658%, 07/17/38	229,296

30,131	SoFi Professional Loan Program, LLC Series 2016-C, Class A2B* 2.360%, 12/27/32	30,248

172,387	SoFi Professional Loan Program, LLC Series 2017-F, Class A2FX* 2.840%, 01/25/41	174,102

150,000	Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A* 2.560%, 11/25/31	153,558

		1,318,037

	Other (2.3%)

150,000	Aligned Data Centers Issuer, LLC Series 2021-1A, Class A2* 1.937%, 08/15/46	144,746

126,875	CLI Funding VI, LLC Series 2020- 3A, Class A* 2.070%, 10/18/45	124,313

181,984	MVW Owner Trust Series 2019- 1A, Class A* 2.890%, 11/20/36	184,722

150,000	SCF Equipment Leasing, LLC Series 2020-1A, Class A3* 1.190%, 10/20/27	149,958

195,000	SCF Equipment Leasing, LLC Series 2021-1A, Class A3* 0.830%, 08/21/28	193,362

PRINCIPAL AMOUNT		VALUE

225,000	Tesla Auto Lease Trust Series 2021-B, Class B* 0.910%, 09/22/25	$219,838

		1,016,939

	TOTAL ASSET BACKED SECURITIES (Cost $2,364,406)	2,334,976

U.S. GOVERNMENT AND AGENCY SECURITIES (27.4%)

	Federal Home Loan Mortgage Corp. Pool

194,516	4.000%, 05/01/49	205,650

114,156	2.500%, 02/01/35	116,792

	Federal National Mortgage Association

732,802	2.500%, 04/01/50	732,957

669,737	3.000%, 04/01/50	684,618

592,809	3.500%, 04/01/50	617,754

331,558	3.000%, 07/01/46	342,275

207,944	3.000%, 03/01/47	214,665

191,046	3.500%, 08/01/47	199,768

179,181	2.500%, 09/01/31	183,772

178,400	3.500%, 11/01/49	186,380

146,525	4.000%, 06/01/48	155,250

138,696	3.000%, 02/01/33	143,956

117,789	4.500%, 04/01/48	126,233

99,769	3.500%, 02/01/49	104,096

83,439	3.000%, 07/01/49	85,422

72,238	3.000%, 01/01/35	74,808

69,151	4.000%, 03/01/47	73,596

	Government National Mortgage Association II Pool

200,460	3.500%, 10/20/47	209,442

146,501	3.000%, 10/20/47	151,235

	U.S. Treasury Bond

500,000	3.500%, 02/15/39	606,094

500,000	3.000%, 05/15/47	581,992

500,000	2.250%, 08/15/49	513,125

500,000	2.000%, 11/15/41	486,172

500,000	2.000%, 02/15/50^	487,344

400,000	1.125%, 05/15/40	337,625

300,000	3.000%, 02/15/49^	354,047

250,000	2.875%, 11/15/46	283,750

125,000	2.375%, 11/15/49	131,816

983,904	U.S. Treasury Inflation Indexed Bond 0.750%, 02/15/42	1,172,450

1,126,640	U.S. Treasury Inflation Indexed Note 0.500%, 01/15/28	1,233,490

	U.S. Treasury Note

630,000	1.500%, 02/15/30	618,483

400,000	0.625%, 08/15/30	364,125

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $11,666,512)	11,779,182

See accompanying Notes to Schedule of Investments

5

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (5.8%)
2,486,743	State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $2,486,743)	$2,486,743

TOTAL INVESTMENTS (101.5%) (Cost $43,516,577)		43,638,178

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-5.8%)		(2,486,743)

OTHER ASSETS, LESS LIABILITIES (4.3%)		1,843,545

NET ASSETS (100.0%)		$42,994,980

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^	Security, or portion of security, is on loan.
‡	Variable rate security. The rate shown is the rate in effect at January 31, 2022.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!

This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

†	Represents investment of cash collateral received from securities on loan as of January 31, 2022.

See accompanying Notes to Schedule of Investments

6

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (84.0%)

	Airlines (2.0%)

164,186	Air Canada Pass Through Trust Series 2015-1, Class B* 3.875%, 09/15/24	$165,128

24,333	Air Canada Pass Through Trust Series 2015-2, Class B* 5.000%, 06/15/25	24,756

105,985	Alaska Airlines Pass Through Trust Series 2020-1, Class A* 4.800%, 02/15/29	115,588

68,693	Alaska Airlines Pass Through Trust Series 2020-1, Class B* 8.000%, 02/15/27	76,425

45,000	American Airlines Pass Through Trust Series 2021-1, Class B 3.950%, 01/11/32	43,997

	American Airlines, Inc. / AAdvantage Loyalty IP, Ltd.*

65,000	5.500%, 04/20/26	66,583

22,000	5.750%, 04/20/29	22,560

110,000	British Airways Pass Through Trust Series 2021-1, Class B* 3.900%, 03/15/33	109,224

70,757	JetBlue Pass Through Trust Series 2020-1, Class B 7.750%, 05/15/30	81,768

33,000	Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd.* 8.000%, 09/20/25	35,794

77,819	United Airlines Pass Through Trust Series 2014-2, Class B 4.625%, 03/03/24	78,509

46,793	United Airlines Pass Through Trust Series 2019-2, Class B 3.500%, 11/01/29	45,440

		865,772

	Communication Services (10.5%)

200,000	Altice France SA/France* 5.500%, 10/15/29	189,680

50,000	APi Escrow Corp.* 4.750%, 10/15/29	49,037

150,000	Arrow Bidco, LLC* 9.500%, 03/15/24	152,425

	Audacy Capital Corp.*^

69,000	6.500%, 05/01/27	65,634

44,000	6.750%, 03/31/29	41,406

65,000	Beasley Mezzanine Holdings, LLC* 8.625%, 02/01/26	64,581

38,000	Cincinnati Bell Telephone Company, LLC 6.300%, 12/01/28	39,206

145,000	Consolidated Communications, Inc.* 6.500%, 10/01/28	149,762

	CSC Holdings, LLC*

315,000	5.750%, 01/15/30	297,243

250,000	5.375%, 02/01/28~	251,125

220,000	4.500%, 11/15/31	205,205

200,000	5.500%, 04/15/27	204,648

PRINCIPAL AMOUNT		VALUE
101,000	Cumulus Media New Holdings, Inc.*^ 6.750%, 07/01/26	$104,177

	Diamond Sports Group, LLC / Diamond Sports Finance Company*

75,000	6.625%, 08/15/27	19,829

55,000	5.375%, 08/15/26	25,534

107,000	DIRECTV Holdings, LLC / DIRECTV Financing Company, Inc.* 5.875%, 08/15/27	107,443

184,000	Embarq Corp. 7.995%, 06/01/36	189,660

39,000	Frontier California, Inc. 6.750%, 05/15/27	40,473

101,000	Frontier Florida, LLC 6.860%, 02/01/28	105,166

140,000	Frontier North, Inc. 6.730%, 02/15/28	145,120

103,000	Gannett Holdings, LLC* 6.000%, 11/01/26	105,041

	Go Daddy Operating Company, LLC / GD Finance Company, Inc.*

90,000	3.500%, 03/01/29	84,019

25,000	5.250%, 12/01/27	25,739

30,000	Hughes Satellite Systems Corp. 5.250%, 08/01/26	31,971

	Intelsat Jackson Holdings, SA@

70,000	9.750%, 07/15/25*	31,086

50,000	5.500%, 08/01/23	22,040

100,000	Intelsat Luxembourg, SA@ 7.750%, 06/01/21	715

180,000	LCPR Senior Secured Financing DAC* 6.750%, 10/15/27	187,312

60,415	Ligado Networks, LLC*

	15.500%, 11/01/23

	15.500% PIK rate	45,155

	Lumen Technologies, Inc.

155,000	4.000%, 02/15/27*	149,259

6,000	7.600%, 09/15/39	6,019

48,000	Match Group Holdings II, LLC* 3.625%, 10/01/31	44,071

80,000	Midas OpCo Holdings, LLC* 5.625%, 08/15/29	78,800

	Netflix, Inc.

80,000	4.875%, 06/15/30*	89,574

45,000	4.875%, 04/15/28	49,541

	Scripps Escrow II, Inc.*

46,000	3.875%, 01/15/29	43,954

23,000	5.375%, 01/15/31	22,777

180,000	Scripps Escrow, Inc.* 5.875%, 07/15/27	184,801

	Sirius XM Radio, Inc.*

125,000	5.500%, 07/01/29	129,891

72,000	4.000%, 07/15/28	69,699

50,000	3.125%, 09/01/26	48,134

24,000	3.875%, 09/01/31	22,219

65,000	Spanish Broadcasting System, Inc.* 9.750%, 03/01/26	67,267

230,000	Sprint Corp.~ 7.125%, 06/15/24	250,891

See accompanying Notes to Schedule of Investments

1

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

80,000	Telecom Italia Capital, SA 6.000%, 09/30/34	$78,782

126,000	United States Cellular Corp. 6.700%, 12/15/33	140,305

		4,456,416

	Consumer Discretionary (14.1%)

96,000	American Axle & Manufacturing, Inc.^ 6.875%, 07/01/28	101,002

50,000	Asbury Automotive Group, Inc.* 4.625%, 11/15/29	49,344

	Ashton Woods USA, LLC / Ashton Woods Finance Company*

72,000	6.625%, 01/15/28	75,803

60,000	4.625%, 08/01/29	59,323

24,000	4.625%, 04/01/30	23,708

22,000	At Home Group, Inc.* 4.875%, 07/15/28	21,094

28,000	Avis Budget Car Rental, LLC / Avis Budget Finance, Inc.*^ 5.375%, 03/01/29	28,119

	Bath & Body Works, Inc.

123,000	6.694%, 01/15/27	138,718

67,000	6.875%, 11/01/35	77,128

	Caesars Entertainment, Inc.*

61,000	4.625%, 10/15/29	58,520

46,000	8.125%, 07/01/27	49,539

46,000	6.250%, 07/01/25	47,713

	Carnival Corp.*

44,000	10.500%, 02/01/26	49,500

23,000	7.625%, 03/01/26	23,495

110,000	Carriage Services, Inc.* 4.250%, 05/15/29	107,381

65,000	Carvana Company* 5.625%, 10/01/25	62,005

	CCO Holdings, LLC / CCO Holdings Capital Corp.*

200,000	5.125%, 05/01/27	205,084

151,000	4.250%, 02/01/31	144,339

100,000	4.750%, 03/01/30	99,418

55,000	5.000%, 02/01/28	55,725

50,000	4.500%, 08/15/30	48,806

48,000	4.750%, 02/01/32	47,250

35,000	4.250%, 01/15/34	32,482

75,000	Cedar Fair, LP^ 5.250%, 07/15/29	75,257

	Century Communities, Inc.

125,000	6.750%, 06/01/27	130,380

25,000	3.875%, 08/15/29*	23,950

	Dana, Inc.

48,000	4.500%, 02/15/32	45,896

27,000	4.250%, 09/01/30	26,292

	DISH DBS Corp.

77,000	7.750%, 07/01/26	79,421

75,000	5.250%, 12/01/26*	72,831

60,000	7.375%, 07/01/28^	58,142

200,000	Empire Resorts, Inc.* 7.750%, 11/01/26	202,920

107,000	Everi Holdings, Inc.* 5.000%, 07/15/29	106,589

	Ford Motor Credit Company, LLC

200,000	4.389%, 01/08/26	207,190

200,000	4.000%, 11/13/30	201,208

36,000	Gap, Inc.* 3.875%, 10/01/31	33,475

PRINCIPAL AMOUNT		VALUE

5,000	3.625%, 10/01/29	$4,655

	goeasy, Ltd.*

160,000	5.375%, 12/01/24	163,846

80,000	4.375%, 05/01/26^	79,754

44,000	Goodyear Tire & Rubber Company* 5.000%, 07/15/29	44,065

47,000	Group 1 Automotive, Inc.* 4.000%, 08/15/28	45,073

120,000	Guitar Center, Inc.* 8.500%, 01/15/26	127,819

200,000	International Game Technology, PLC* 6.250%, 01/15/27	217,878

	Liberty Interactive, LLC

95,000	8.250%, 02/01/30	98,830

50,000	8.500%, 07/15/29	52,017

	Life Time, Inc.*

65,000	8.000%, 04/15/26	66,499

50,000	5.750%, 01/15/26	50,297

62,000	Lindblad Expeditions, LLC* 6.750%, 02/15/27	62,771

	M/I Homes, Inc.

70,000	4.950%, 02/01/28	70,975

65,000	3.950%, 02/15/30	63,387

99,000	Macy’s Retail Holdings, LLC* 6.700%, 07/15/34	111,749

	Mattel, Inc.*

125,000	5.875%, 12/15/27	132,930

11,000	3.750%, 04/01/29	11,009

200,000	Mclaren Finance, PLC* 7.500%, 08/01/26	205,200

112,000	Midwest Gaming Borrower, LLC / Midwest Gaming Finance Corp.* 4.875%, 05/01/29	109,518

105,000	Mohegan Gaming & Entertainment* 8.000%, 02/01/26	106,906

92,000	Newell Brands, Inc. 4.700%, 04/01/26	96,527

50,000	Nordstrom, Inc.^ 5.000%, 01/15/44	44,625

48,000	Papa John’s International, Inc.*^ 3.875%, 09/15/29	45,703

110,000	Penn National Gaming, Inc.*^ 4.125%, 07/01/29	103,484

135,000	Premier Entertainment Sub, LLC / Premier Entertainment Finance Corp.* 5.625%, 09/01/29	126,990

224,000	Rite Aid Corp.* 8.000%, 11/15/26	220,147

130,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed* 4.625%, 03/01/29	125,284

60,000	Sonic Automotive, Inc.* 4.625%, 11/15/29	58,616

125,000	Speedway Motorsports, LLC / Speedway Funding II, Inc.* 4.875%, 11/01/27	126,392

75,000	Taylor Morrison Communities, Inc.* 5.750%, 01/15/28	80,304

24,000	Thor Industries, Inc.* 4.000%, 10/15/29	22,973

See accompanying Notes to Schedule of Investments

2

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

23,000	Viking Cruises, Ltd.* 13.000%, 05/15/25	$25,777

100,000	Vista Outdoor, Inc.* 4.500%, 03/15/29	97,072

105,000	VOC Escrow, Ltd.* 5.000%, 02/15/28	101,657

23,000	Williams Scotsman International, Inc.* 4.625%, 08/15/28	23,276

		5,993,052

	Consumer Staples (4.7%)

107,000	Central Garden & Pet Company* 4.125%, 04/30/31	102,424

135,000	Edgewell Personal Care Company* 4.125%, 04/01/29	132,621

127,000	Energizer Holdings, Inc.* 4.375%, 03/31/29	120,247

70,000	Fresh Market, Inc.* 9.750%, 05/01/23	71,731

105,000	JBS USA LUX, SA / JBS USA Finance, Inc.* 6.750%, 02/15/28	112,598

	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.*

140,000	5.500%, 01/15/30	149,090

42,000	6.500%, 04/15/29^	45,717

	Kraft Heinz Foods Company

140,000	4.375%, 06/01/46	146,985

23,000	3.875%, 05/15/27	23,908

63,000	New Albertsons, LP 7.750%, 06/15/26	71,242

96,000	Performance Food Group, Inc.* 4.250%, 08/01/29	90,314

250,000	Petsmart, Inc. / PetSmart Finance Corp.* 4.750%, 02/15/28	250,187

145,000	Pilgrim’s Pride Corp.* 5.875%, 09/30/27	151,524

	Post Holdings, Inc.*

110,000	5.750%, 03/01/27	113,079

110,000	4.625%, 04/15/30	106,103

24,000	5.500%, 12/15/29	24,699

90,000	Prestige Brands, Inc.* 3.750%, 04/01/31	81,923

100,000	United Natural Foods, Inc.* 6.750%, 10/15/28	106,191

95,000	Vector Group, Ltd.* 5.750%, 02/01/29	88,081

		1,988,664

	Energy (6.9%)

	Antero Resources Corp.*

29,000	7.625%, 02/01/29	31,619

22,000	5.375%, 03/01/30	22,741

	Apache Corp.

90,000	5.100%, 09/01/40	94,438

46,000	4.625%, 11/15/25	48,106

	Buckeye Partners, LP

75,000	3.950%, 12/01/26	74,981

50,000	5.850%, 11/15/43	46,314

28,000	ChampionX Corp. 6.375%, 05/01/26	29,063

PRINCIPAL AMOUNT		VALUE

	Cheniere Energy Partners, LP

48,000	3.250%, 01/31/32*	$45,192

23,000	4.000%, 03/01/31	22,999

45,000	Cheniere Energy, Inc. 4.625%, 10/15/28	45,719

47,000	Chesapeake Energy Corp.* 6.750%, 04/15/29	50,294

125,000	DCP Midstream Operating, LP*‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	119,587

1,745	Diamond Foreign Asset Company / Diamond Finance, LLC 9.000%, 04/22/27 13.000% PIK rate	1,753

51,000	DT Midstream, Inc.* 4.125%, 06/15/29	50,449

	Energy Transfer, LP‡

140,000	3.334%, 11/01/66 3 mo. USD LIBOR + 3.02%	112,721

70,000	6.500%, 11/15/26^ 5 year CMT + 5.69%	71,630

	EnLink Midstream Partners, LP

120,000	6.000%, 12/15/22‡ 3 mo. USD LIBOR + 4.11%	91,090

100,000	4.850%, 07/15/26	102,849

	EQT Corp.

57,000	7.500%, 02/01/30	67,904

40,000	6.625%, 02/01/25	43,160

23,000	5.000%, 01/15/29	24,399

117,000	Genesis Energy, LP / Genesis Energy Finance Corp. 6.250%, 05/15/26	113,007

25,000	Gulfport Energy Operating Corp.* 8.000%, 05/17/26	26,897

	Gulfport Energy Operating Corp.

90,000	6.375%, 05/15/25&	—

27,505	8.000%, 05/17/26	29,593

48,000	Howard Midstream Energy Partners, LLC* 6.750%, 01/15/27	49,341

	Laredo Petroleum, Inc.^

76,000	10.125%, 01/15/28	80,407

23,000	7.750%, 07/31/29*	22,242

100,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.* 6.000%, 08/01/26	102,444

	Moss Creek Resources Holdings, Inc.*

50,000	7.500%, 01/15/26	45,809

45,000	10.500%, 05/15/27	44,143

44,000	Murphy Oil Corp.^ 6.375%, 07/15/28	45,577

	New Fortress Energy, Inc.*

96,000	6.750%, 09/15/25	91,008

45,000	6.500%, 09/30/26	42,236

24,000	Oasis Midstream Partners, LP / OMP Finance Corp.* 8.000%, 04/01/29	25,658

	Occidental Petroleum Corp.

330,000	4.300%, 08/15/39~	312,814

46,000	5.875%, 09/01/25	49,206

90,000	Par Petroleum, LLC / Par Petroleum Finance Corp.* 7.750%, 12/15/25	91,479

75,000	Parkland Corp.* 5.875%, 07/15/27	77,358

See accompanying Notes to Schedule of Investments

3

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

100,000	Plains All American Pipeline, LP‡ 6.125%, 11/15/22 3 mo. USD LIBOR + 4.11%	$84,628

110,000	Rockcliff Energy II, LLC* 5.500%, 10/15/29	110,929

24,000	Southwestern Energy Company 4.750%, 02/01/32	24,005

24,000	Sunoco, LP / Sunoco Finance Corp.* 4.500%, 04/30/30	23,722

	Venture Global Calcasieu Pass, LLC*

25,000	4.125%, 08/15/31	25,215

25,000	3.875%, 08/15/29	25,010

50,000	Viper Energy Partners, LP* 5.375%, 11/01/27	51,600

70,000	W&T Offshore, Inc.* 9.750%, 11/01/23	68,342

86,000	Weatherford International, Ltd.* 6.500%, 09/15/28	89,186

		2,948,864

	Financials (15.0%)

	Acrisure, LLC / Acrisure Finance, Inc.*

144,000	6.000%, 08/01/29	136,866

127,000	7.000%, 11/15/25	126,835

88,000	Aethon United BR, LP / Aethon United Finance Corp.* 8.250%, 02/15/26	92,940

147,000	AG Issuer, LLC* 6.250%, 03/01/28	152,246

	Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer*

205,000	6.750%, 10/15/27	203,083

25,000	5.875%, 11/01/29	24,692

25,000	4.250%, 10/15/27	24,414

76,000	Ally Financial, Inc. 4.700%, 05/15/26‡ 5 year CMT + 3.87%	76,158

75,000	8.000%, 11/01/31	101,725

45,000	4.700%, 05/15/28‡ 7 year CMT + 3.48%	44,646

110,000	American Finance Trust, Inc. / American Finance Operating Partner, LP* 4.500%, 09/30/28	106,802

193,000	AmWINS Group, Inc.* 4.875%, 06/30/29	189,557

215,000	AssuredPartners, Inc.* 7.000%, 08/15/25	214,882

98,000	Aviation Capital Group, LLC* 3.500%, 11/01/27	98,308

191,000	BroadStreet Partners, Inc.* 5.875%, 04/15/29	182,288

	Brookfield Property REIT, Inc. / BPR Cumulus, LLC / BPR Nimbus, LLC / GGSI Sellco LLC*

195,000	4.500%, 04/01/27	184,788

116,000	5.750%, 05/15/26	116,355

	Credit Acceptance Corp.

130,000	6.625%, 03/15/26^	134,163

89,000	5.125%, 12/31/24*	90,132

29,000	Cushman & Wakefield US Borrower, LLC* 6.750%, 05/15/28	30,650

PRINCIPAL AMOUNT		VALUE

96,000	Enact Holdings, Inc.* 6.500%, 08/15/25	$101,879

138,000	Global Net Lease, Inc. / Global Net Lease Operating Partnership, LP* 3.750%, 12/15/27	132,923

156,000	Greystar Real Estate Partners, LLC* 5.750%, 12/01/25	158,769

	HUB International, Ltd.*

420,000	7.000%, 05/01/26	430,336

50,000	5.625%, 12/01/29	49,604

	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.

115,000	5.250%, 05/15/27	115,989

68,000	4.375%, 02/01/29	64,733

160,000	ILFC E-Capital Trust II*‡ 3.620%, 12/21/65 3 mo. USD LIBOR + 1.80%	138,725

230,000	Iron Mountain, Inc.* 5.250%, 03/15/28	233,747

260,000	Jefferies Finance, LLC / JFIN Co- Issuer Corp.* 5.000%, 08/15/28	257,418

	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.*

182,000	5.250%, 10/01/25	183,112

48,000	4.750%, 06/15/29	47,035

138,000	LD Holdings Group, LLC* 6.125%, 04/01/28	123,121

	Level 3 Financing, Inc.*

200,000	4.250%, 07/01/28	191,158

49,000	3.875%, 11/15/29	48,259

65,000	LPL Holdings, Inc.* 4.000%, 03/15/29	63,369

193,000	MetLife, Inc. 6.400%, 12/15/66	230,087

	Navient Corp.

202,000	5.000%, 03/15/27	196,360

100,000	4.875%, 03/15/28	95,780

	OneMain Finance Corp.

65,000	3.875%, 09/15/28	60,757

35,000	7.125%, 03/15/26	38,540

45,000	Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co-Issuer* 5.875%, 10/01/28	46,051

107,000	PHH Mortgage Corp.* 7.875%, 03/15/26	110,089

100,000	RHP Hotel Properties, LP / RHP Finance Corp.* 4.500%, 02/15/29	96,870

	RLJ Lodging Trust, LP*

72,000	3.750%, 07/01/26	70,088

46,000	4.000%, 09/15/29	43,386

	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.*

45,000	3.875%, 03/01/31	42,263

45,000	3.625%, 03/01/29	42,189

20,000	2.875%, 10/15/26	19,074

90,000	StoneX Group, Inc.* 8.625%, 06/15/25	95,564

	United Wholesale Mortgage, LLC*

111,000	5.500%, 04/15/29	101,717

50,000	5.750%, 06/15/27	47,387

See accompanying Notes to Schedule of Investments

4

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

50,000	Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital, LLC* 6.500%, 02/15/29	$47,360

200,000	VZ Secured Financing, BV* 5.000%, 01/15/32	192,926

	XHR, LP*

98,000	6.375%, 08/15/25	101,392

48,000	4.875%, 06/01/29	47,154

		6,396,741

	Health Care (7.8%)

46,000	Acadia Healthcare Company, Inc.* 5.000%, 04/15/29	45,550

	Bausch Health Americas, Inc.*

330,000	8.500%, 01/31/27	333,963

50,000	9.250%, 04/01/26	51,658

	Bausch Health Companies, Inc.*

125,000	5.250%, 02/15/31	99,856

100,000	5.000%, 01/30/28	84,432

39,000	5.000%, 02/15/29	31,430

36,000	6.125%, 02/01/27	36,145

25,000	7.250%, 05/30/29	22,459

46,000	Centene Corp. 3.000%, 10/15/30	44,678

44,000	Charles River Laboratories International, Inc.* 3.750%, 03/15/29	42,493

12,000	CHS/Community Health Systems, Inc.* 5.250%, 05/15/30	11,955

	CHS/Community Health Systems, Inc.*

183,000	6.125%, 04/01/30^	174,840

110,000	8.000%, 03/15/26	114,824

49,000	6.875%, 04/15/29	48,648

	DaVita, Inc.*

137,000	4.625%, 06/01/30	133,516

112,000	3.750%, 02/15/31	103,001

72,000	Embecta Corp.* 5.000%, 02/15/30	72,141

	Encompass Health Corp.

45,000	4.750%, 02/01/30	44,777

45,000	4.500%, 02/01/28	44,822

124,000	HCA, Inc. 7.500%, 11/06/33	171,310

210,000	Jazz Securities DAC* 4.375%, 01/15/29	208,018

80,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC* 5.625%, 10/15/23	42,820

	Mozart Debt Merger Sub, Inc.*

122,000	5.250%, 10/01/29	118,728

120,000	3.875%, 04/01/29	115,736

200,000	Organon & Company / Organon Foreign Debt Co-Issuer, BV* 5.125%, 04/30/31	200,056

107,000	Team Health Holdings, Inc.*^ 6.375%, 02/01/25	96,474

	Tenet Healthcare Corp.

220,000	6.250%, 02/01/27*	225,654

130,000	6.875%, 11/15/31	141,705

125,000	4.875%, 01/01/26*	125,670

36,000	4.375%, 01/15/30*	34,765

200,000	Teva Pharmaceutical Finance Netherlands III, BV 6.000%, 04/15/24	204,180

PRINCIPAL AMOUNT		VALUE

100,000	3.150%, 10/01/26	$91,976

		3,318,280

	Industrials (13.1%)

90,000	Abercrombie & Fitch Management Company* 8.750%, 07/15/25	95,852

100,000	ACCO Brands Corp.* 4.250%, 03/15/29	95,657

	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC*

123,000	4.875%, 02/15/30	125,445

120,000	4.625%, 01/15/27	122,927

46,000	3.500%, 03/15/29^	43,551

	Allison Transmission, Inc.*

80,000	4.750%, 10/01/27	81,223

25,000	3.750%, 01/30/31	23,281

20,000	American Airlines Group, Inc.*^ 3.750%, 03/01/25	18,580

49,000	Arcosa, Inc.* 4.375%, 04/15/29	48,020

225,000	ARD Finance, SA* 6.500%, 06/30/27 7.250% PIK rate	228,238

49,000	At Home Group, Inc.* 7.125%, 07/15/29	45,973

90,000	Beacon Roofing Supply, Inc.* 4.125%, 05/15/29	86,062

87,000	BWX Technologies, Inc.* 4.125%, 04/15/29	86,242

50,000	Cascades, Inc. / Cascades USA, Inc.* 5.375%, 01/15/28	51,069

24,000	Catalent Pharma Solutions, Inc.* 3.500%, 04/01/30	22,514

	Delta Air Lines, Inc.

23,000	7.375%, 01/15/26	26,206

23,000	3.800%, 04/19/23	23,282

	Delta Air Lines, Inc. / SkyMiles IP, Ltd.*

23,000	4.750%, 10/20/28	24,580

11,000	4.500%, 10/20/25	11,414

48,000	Dun & Bradstreet Corp.* 5.000%, 12/15/29	47,916

72,000	Eco Material Technologies, Inc.* 7.875%, 01/31/27	73,132

94,000	Endure Digital, Inc.*^ 6.000%, 02/15/29	83,770

45,000	EnerSys* 4.375%, 12/15/27	45,801

110,000	Fly Leasing, Ltd.* 7.000%, 10/15/24	106,059

46,000	GFL Environmental, Inc.*

	3.750%, 08/01/25	46,045

	Golden Nugget, Inc.*

65,000	6.750%, 10/15/24	65,028

50,000	8.750%, 10/01/25	51,134

52,000	Graham Packaging Company, Inc.* 7.125%, 08/15/28	52,911

50,000	Granite US Holdings Corp.* 11.000%, 10/01/27	54,119

	Graphic Packaging International, LLC*

60,000	4.750%, 07/15/27	63,232

See accompanying Notes to Schedule of Investments

5

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

44,000	3.500%, 03/01/29	$42,123

107,000	Great Lakes Dredge & Dock Corp.* 5.250%, 06/01/29	109,433

223,000	H&E Equipment Services, Inc.* 3.875%, 12/15/28	210,871

119,000	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.* 5.750%, 01/20/26	121,755

125,000	Herc Holdings, Inc.* 5.500%, 07/15/27	128,667

115,000	Howmet Aerospace, Inc. 5.125%, 10/01/24	120,383

115,000	IEA Energy Services, LLC* 6.625%, 08/15/29	112,515

110,000	JELD-WEN, Inc.* 4.625%, 12/15/25	109,630

41,000	KeHE Distributors, LLC / KeHE Finance Corp.* 8.625%, 10/15/26	43,701

108,000	Ken Garff Automotive, LLC* 4.875%, 09/15/28	104,667

46,000	MasTec, Inc.* 4.500%, 08/15/28	46,810

109,000	Meritor, Inc.* 4.500%, 12/15/28	106,301

60,000	Moog, Inc.* 4.250%, 12/15/27	60,257

130,000	Nationstar Mortgage Holdings, Inc.* 5.500%, 08/15/28	127,503

95,000	Novelis Corp.* 4.750%, 01/30/30	95,110

35,000	OI European Group, BV* 4.750%, 02/15/30	34,292

110,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer, LLC / Reynolds Gro* 4.000%, 10/15/27	104,317

105,000	Park-Ohio Industries, Inc.^ 6.625%, 04/15/27	95,121

109,000	Patrick Industries, Inc.* 4.750%, 05/01/29	104,406

110,000	Peninsula Pacific Entertainment, LLC / Peninsula Pacific Entertainment Finance In* 8.500%, 11/15/27	118,074

48,000	PGT Innovations, Inc.* 4.375%, 10/01/29	46,321

19,000	Picasso Finance Sub, Inc.* 6.125%, 06/15/25	19,723

61,000	QVC, Inc. 4.375%, 09/01/28	56,265

80,000	Scientific Games International, Inc.* 5.000%, 10/15/25	81,856

86,000	Sensata Technologies, Inc.* 3.750%, 02/15/31	80,951

	Sinclair Television Group, Inc.*

71,000	4.125%, 12/01/30	65,458

45,000	5.500%, 03/01/30	41,809

	Standard Industries, Inc.*

90,000	5.000%, 02/15/27	90,664

23,000	4.375%, 07/15/30	22,034

185,000	Station Casinos, LLC* 4.500%, 02/15/28	180,216

PRINCIPAL AMOUNT		VALUE

76,000	Stericycle, Inc.* 3.875%, 01/15/29	$72,628

69,000	STL Holding Company, LLC* 7.500%, 02/15/26	72,720

	TransDigm, Inc.

195,000	7.500%, 03/15/27	202,531

125,000	6.250%, 03/15/26*	129,314

44,000	Tronox, Inc.* 4.625%, 03/15/29	42,589

	United Rentals North America, Inc.

50,000	3.750%, 01/15/32	48,328

22,000	3.875%, 02/15/31	21,447

96,000	Vertiv Group Corp.* 4.125%, 11/15/28	93,777

101,000	Wabash National Corp.* 4.500%, 10/15/28	98,027

75,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	73,020

	WESCO Distribution, Inc.*

47,000	7.125%, 06/15/25	49,242

25,000	7.250%, 06/15/28	26,835

		5,560,954

	Information Technology (3.9%)

48,000	Booz Allen Hamilton, Inc.* 4.000%, 07/01/29	47,486

50,000	CDK Global, Inc.* 5.250%, 05/15/29	52,041

65,000	Clarivate Science Holdings Corp.* 3.875%, 07/01/28	62,198

112,000	CommScope Technologies, LLC* 6.000%, 06/15/25	109,200

90,000	CommScope, Inc.* 4.750%, 09/01/29	86,287

49,000	Dell International, LLC / EMC Corp. 6.100%, 07/15/27	57,472

48,000	Fair Isaac Corp.* 4.000%, 06/15/28	47,904

48,000	II-VI, Inc.* 5.000%, 12/15/29	47,947

100,000	KBR, Inc.* 4.750%, 09/30/28	99,971

	MPH Acquisition Holdings, LLC*

100,000	5.750%, 11/01/28^	90,126

50,000	5.500%, 09/01/28	48,081

44,000	NCR Corp.* 5.125%, 04/15/29	43,953

157,000	Nielsen Finance, LLC / Nielsen Finance Company* 4.500%, 07/15/29	146,561

68,000	ON Semiconductor Corp.* 3.875%, 09/01/28	67,574

	Open Text Corp.*

72,000	3.875%, 02/15/28	70,831

36,000	3.875%, 12/01/29	34,590

36,000	Open Text Holdings, Inc.* 4.125%, 12/01/31	34,848

44,000	Playtika Holding Corp.* 4.250%, 03/15/29	42,090

66,000	PTC, Inc.* 4.000%, 02/15/28	65,709

100,000	TTM Technologies, Inc.* 4.000%, 03/01/29	95,521

See accompanying Notes to Schedule of Investments

6

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Twilio, Inc.

65,000	3.625%, 03/15/29	$62,512

23,000	3.875%, 03/15/31	22,030

130,000	Viavi Solutions, Inc.* 3.750%, 10/01/29	125,108

100,000	ZoomInfo Technologies, LLC / ZoomInfo Finance Corp.* 3.875%, 02/01/29	94,202

		1,654,242

	Materials (3.9%)

200,000	Alcoa Nederland Holding, BV* 4.125%, 03/31/29	201,292

47,000	Allegheny Technologies, Inc.^ 5.875%, 12/01/27	47,972

52,000	ArcelorMittal, SA 7.000%, 10/15/39	67,714

70,000	Chemours Company* 4.625%, 11/15/29	66,788

145,000	Clearwater Paper Corp.*^ 4.750%, 08/15/28	145,812

	Commercial Metals Company

48,000	4.125%, 01/15/30	47,651

24,000	4.375%, 03/15/32	23,902

250,000	Constellium, SE*^ 3.750%, 04/15/29	236,727

48,000	Freeport-McMoRan, Inc. 5.450%, 03/15/43	56,513

68,000	HB Fuller Company 4.250%, 10/15/28	67,671

87,000	Intertape Polymer Group, Inc.* 4.375%, 06/15/29	86,557

85,000	JW Aluminum Continuous Cast Company* 10.250%, 06/01/26	89,456

	Kaiser Aluminum Corp.*

50,000	4.625%, 03/01/28	48,321

11,000	4.500%, 06/01/31	10,384

48,000	LSF11 A5 HoldCo, LLC* 6.625%, 10/15/29	47,143

96,000	Mercer International, Inc. 5.125%, 02/01/29	95,181

45,000	Owens-Brockway Glass Container, Inc.* 6.625%, 05/13/27	47,258

110,000	Silgan Holdings, Inc. 4.125%, 02/01/28	110,557

44,000	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.* 5.125%, 04/01/29	44,484

75,000	Univar Solutions USA, Inc.* 5.125%, 12/01/27	76,585

46,000	Valvoline, Inc.* 3.625%, 06/15/31	42,257

		1,660,225

	Real Estate (1.2%)

71,000	EPR Properties 3.750%, 08/15/29	69,529

	Forestar Group, Inc.*

67,000	5.000%, 03/01/28	68,036

48,000	3.850%, 05/15/26	47,395

68,000	iStar, Inc. 5.500%, 02/15/26	69,373

84,000	MIWD Holdco II LLC* 5.500%, 02/01/30	83,317

PRINCIPAL AMOUNT		VALUE

	Service Properties Trust

125,000	4.350%, 10/01/24	$119,579

45,000	5.250%, 02/15/26	43,243

		500,472

	Special Purpose Acquisition Companies (0.3%)

	Fertitta Entertainment Company*

95,000	6.750%, 01/15/30	92,329

46,000	4.625%, 01/15/29	44,841

		137,170

	Utilities (0.6%)

34,000	PPL Capital Funding, Inc.‡ 2.885%, 03/30/67 3 mo. USD LIBOR + 2.67%	31,548

25,000	Talen Energy Supply, LLC*^ 7.250%, 05/15/27	22,464

100,000	TerraForm Power Operating, LLC* 5.000%, 01/31/28	101,656

	Vistra Corp.*‡

50,000	8.000%, 10/15/26 5 year CMT + 6.93%	51,997

45,000	7.000%, 12/15/26 5 year CMT + 5.74%	44,936

		252,601

	TOTAL CORPORATE BONDS (Cost $35,912,198)	35,733,453

CONVERTIBLE BONDS (0.6%)

	Consumer Discretionary (0.5%)

214,000	DISH Network Corp. 2.375%, 03/15/24	205,553

	Information Technology (0.1%)

75,000	Shift4 Payments, Inc.* 0.500%, 08/01/27	63,647

	TOTAL CONVERTIBLE BONDS (Cost $259,007)	269,200

BANK LOANS (9.7%) ¡

	Airlines (0.5%)

95,000	AAdvantage Loyalty IP, Ltd.‡ 5.500%, 04/20/28 3 mo. LIBOR + 4.75%	98,747

124,063	United Airlines, Inc.‡ 4.500%, 04/21/28 3 mo. LIBOR + 3.75%	124,407

		223,154

	Communication Services (2.3%)

122,188	Clear Channel Outdoor Holdings, Inc.‡ 3.800%, 08/21/26 3 mo. LIBOR + 3.50%	120,683

223,925	DIRECTV Financing, LLC‡ 5.750%, 08/02/27 3 mo. LIBOR + 5.00%	224,521

125,665	Frontier Communications Corp.‡ 4.500%, 05/01/28 3 mo. LIBOR + 3.75%	125,665

See accompanying Notes to Schedule of Investments

7

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

84,274	iHeartCommunications, Inc.‡ 3.105%, 05/01/26 1 mo. LIBOR + 3.00%	$83,958

233,900	Intelsat Jackson Holdings, SA‡ 8.625%, 01/02/24 1 mo. LIBOR + 8.63%	233,974

45,000	Intelsat Jackson Holdings, SA! 0.000%, 01/02/24	45,014

650	Intelsat Jackson Holdings, SA‡ 8.750%, 01/02/24 3 mo. PRIME + 5.50%	650

125,000	Nexstar Broadcasting, Inc.‡ 2.602%, 09/18/26 1 mo. LIBOR + 2.50%	124,766

		959,231

	Consumer Discretionary (1.5%)

32,191	Life Time Fitness, Inc.‡ 5.750%, 12/16/24 3 mo. LIBOR + 4.75%	32,553

158,800	Petco Health and Wellness Company, Inc.‡ 4.000%, 03/03/28 3 mo. LIBOR + 3.25%	158,863

89,551	PetSmart, Inc.‡ 4.500%, 02/11/28 6 mo. LIBOR + 3.75%	89,538

111,756	Rent-A-Center, Inc.‡ 3.750%, 02/17/28 1 mo. LIBOR + 3.25%	111,756

70,275	TKC Holdings, Inc.‡ 6.500%, 05/15/28 3 mo. LIBOR + 5.50%	70,451

44,604	TKC Holdings, Inc.! 0.000%, 05/15/28	44,715

155,925	WW International, Inc.‡ 4.000%, 04/13/28 1 mo. LIBOR + 3.50%	151,208

		659,084

	Consumer Staples (0.1%)

41,693	United Natural Foods, Inc.‡ 3.355%, 10/22/25 1 mo. LIBOR + 3.25%	41,752

	Health Care (2.2%)

263,886	Amneal Pharmaceuticals, LLC‡ 3.625%, 05/04/25 1 mo. LIBOR + 3.50%	261,960

76,226	Icon Luxembourg Sarl‡ 2.750%, 07/03/28 3 mo. LIBOR + 2.25%	76,160

18,992	Icon Luxembourg Sarl‡ 2.750%, 07/03/28 3 mo. LIBOR + 2.25%	18,975

236,188	Mallinckrodt International Finance, SA‡ 6.000%, 09/24/24 3 mo. LIBOR + 5.25%	221,624

108,235	Padagis, LLC‡ 5.250%, 07/06/28 3 mo. LIBOR + 4.75%	108,202

PRINCIPAL AMOUNT		VALUE

263,917	Team Health Holdings, Inc.‡ 3.750%, 02/06/24 1 mo. LIBOR + 2.75%	$255,537

		942,458

	Industrials (1.3%)

49,750	ACProducts, Inc.‡ 4.750%, 05/17/28 6 mo. LIBOR + 4.25%	49,559

60,000	Air Canada‡ 4.250%, 08/11/28 3 mo. LIBOR + 3.50%	60,287

92,834	BW Gas & Convenience Holdings, LLC‡ 4.000%, 03/31/28 1 mo. LIBOR + 3.50%	92,950

93,345	Dun & Bradstreet Corp.‡ 3.358%, 02/06/26 1 mo. LIBOR + 3.25%	93,095

107,810	Granite Holdings US Acquisition Company‡ 4.224%, 09/30/26 3 mo. LIBOR + 4.00%	107,810

151,845	Scientific Games International, Inc.‡ 2.860%, 08/14/24 1 mo. LIBOR + 2.75%	151,570

		555,271

	Information Technology (1.1%)

135,000	AP Core Holdings II, LLC‡ 6.250%, 09/01/27 1 mo. LIBOR + 5.50%	136,393

215,985	Banff Merger Sub, Inc.‡ 3.974%, 10/02/25 3 mo. LIBOR + 3.75%	215,517

130,000	VFH Parent LLC‡ 3.500%, 01/13/29 3 mo. SOFR + 3.00% 3 mo. LIBOR + 3.00%	130,000

		481,910

	Information Technology (0.3%)

122,500	Camelot U.S. Acquisition 1 Company‡ 3.105%, 10/30/26 1 mo. LIBOR + 3.00%	122,270

	Materials (0.3%)

78,600	Innophos, Inc.‡ 3.855%, 02/05/27 1 mo. LIBOR + 3.75%	78,583

50,000	LSF11 A5 HoldCo, LLC‡ 4.250%, 10/15/28 3 mo. SOFR + 3.75%	50,094

		128,677

	Special Purpose Acquisition Company (0.1%)

25,000	Fertitta Entertainment, LLC! 0.000%, 01/27/29	25,109

	TOTAL BANK LOANS (Cost $4,160,831)	4,138,916

See accompanying Notes to Schedule of Investments

8

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

NUMBER OF SHARES		VALUE

WARRANTS (0.2%) #

	Energy (0.2%)

392	Chesapeake Energy Corp. 02/09/26, Strike $31.71	$15,406

352	Chesapeake Energy Corp. 02/09/26, Strike $27.27	14,928

217	Chesapeake Energy Corp. 02/09/26, Strike $35.71	7,645

548	Denbury, Inc. 09/18/25, Strike $32.59	23,575

210	Denbury, Inc. 09/18/23, Strike $35.41	8,609

4,950	Mcdermott International, Ltd.& 06/30/27, Strike $15.98	1

4,455	Mcdermott International, Ltd.& 06/30/27, Strike $12.33	0

	TOTAL WARRANTS (Cost $127,391)	70,164

CONVERTIBLE PREFERRED STOCK (0.0%)

	Energy (0.0%)

2	Gulfport Energy Operating Corp. 10.000%, 03/03/22 15.000% PIK rate (Cost $1,596)	9,100

COMMON STOCKS (1.6%)

	Communication Services (0.1%)

2,040	Altice USA, Inc. - Class A#	29,417

1,527	Cumulus Media, Inc. - Class A#	15,651

		45,068

	Energy (1.5%)

4,064	Calfrac Well Services, Ltd.#	17,414

1,068	Chaparral Energy, Inc. - Class A&#	50,196

291	Chesapeake Energy Corp.^	19,837

215	Chevron Corp.	28,236

193	Denbury, Inc.#	14,502

3,276	Diamond Offshore Drilling, Inc.&#	18,182

6,600	Energy Transfer, LP	63,162

3,970	Enterprise Products Partners, LP	93,851

660	EP Energy Corp.&#	58,988

45	Gulfport Energy Corp.#	2,913

1,285	Magellan Midstream Partners, LP	62,798

1,013	Ranger Oil Corp. - Class A#	31,413

355	Schlumberger, NV	13,870

1,523	Superior Energy Services, Inc.*&#	66,251

1,390	Weatherford International, PLC#	41,700

965	Williams Companies, Inc.	28,892

		612,205

	TOTAL COMMON STOCKS (Cost $815,979)	657,273

PREFERRED STOCKS (0.9%)

	Consumer Discretionary (0.2%)

590	Guitar Center, Inc.&	73,455

NUMBER OF SHARES		VALUE

	Energy (0.6%)

4,930	NuStar Energy, LP‡ 7.625%, 06/15/22 3 mo. USD LIBOR + 5.64%	$108,361

2,647	NuStar Energy, LP^‡ 6.969%, 03/02/22 3 mo. USD LIBOR + 6.77%	65,143

4,185	NuStar Logistics, LP^‡ 6.975%, 01/15/43 3 mo. USD LIBOR + 6.73%	105,504

		279,008

	Financials (0.1%)

1,924	B Riley Financial, Inc. 5.250%, 08/31/28	47,677

	TOTAL PREFERRED STOCKS (Cost $419,464)	400,140

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (4.5%)

1,908,210	State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $1,908,210)	1,908,210

TOTAL INVESTMENTS (101.5%) (Cost $43,604,676)		43,186,456

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-4.5%)		(1,908,210)

OTHER ASSETS, LESS LIABILITIES (3.0%)		1,272,777

NET ASSETS (100.0%)		$42,551,023

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^	Security, or portion of security, is on loan.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $5,712.
@	In default status and considered non-income producing.
‡	Variable rate security. The rate shown is the rate in effect at January 31, 2022.
&	Illiquid security.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!

This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

#	Non-income producing security.

See accompanying Notes to Schedule of Investments

9

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

†	Represents investment of cash collateral received from securities on loan as of January 31, 2022.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

10

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (60.5%)

	Airlines (1.9%)

519,921	Air Canada Pass Through Trust Series 2015-1, Class B* 3.875%, 09/15/24	$522,906

334,339	Air Canada Pass Through Trust Series 2015-2, Class B* 5.000%, 06/15/25	340,147

1,152,015	Alaska Airlines Pass Through Trust Series 2020-1, Class A* 4.800%, 02/15/29	1,256,387

343,467	Alaska Airlines Pass Through Trust Series 2020-1, Class B* 8.000%, 02/15/27	382,127

1,227,579	British Airways Pass Through Trust Series 2013-1, Class A* 4.625%, 12/20/25	1,269,022

500,000	Mileage Plus Holdings, LLC / Mileage Plus Intellectual Property Assets, Ltd.* 6.500%, 06/20/27	531,795

1,000,000	Southwest Airlines Company 4.750%, 05/04/23	1,038,820

133,060	Southwest Airlines Company Pass Through Trust Series 2007-1 6.650%, 08/01/22	133,514

1,000,000	Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd.* 8.000%, 09/20/25	1,084,660

278,975	United Airlines Pass Through Trust Series 2007-1 6.636%, 01/02/24	283,631

222,339	United Airlines Pass Through Trust Series 2014-2, Class B 4.625%, 03/03/24	224,311

		7,067,320

	Communication Services (2.3%)

1,000,000	Ashtead Capital, Inc.* 4.375%, 08/15/27	1,032,820

	AT&T, Inc.

1,000,000	1.700%, 03/25/26	977,830

250,000	0.900%, 03/25/24	245,878

1,000,000	Bell Canada 0.750%, 03/17/24	981,470

750,000	Cogent Communications Group, Inc.* 3.500%, 05/01/26	738,547

300,000	Crown Castle Towers, LLC* 3.720%, 07/15/43	303,539

	Netflix, Inc.

500,000	3.625%, 06/15/25*	518,455

250,000	5.500%, 02/15/22	250,360

500,000	NTT Finance Corp.* 0.583%, 03/01/24	489,455

1,000,000	Rogers Communications, Inc. 3.625%, 12/15/25	1,048,610

500,000	Sirius XM Radio, Inc.* 3.125%, 09/01/26	481,345

1,000,000	Sprint Corp. 7.875%, 09/15/23	1,080,760

250,000	T-Mobile USA, Inc. 4.000%, 04/15/22	250,707

PRINCIPAL AMOUNT		VALUE

250,000	2.625%, 04/15/26	$245,280

250,000	2.250%, 02/15/26	241,278

		8,886,334

	Consumer Discretionary (5.0%)

	American Honda Finance Corp.

500,000	0.650%, 09/08/23	494,880

250,000	1.300%, 09/09/26	242,163

250,000	0.750%, 08/09/24	244,555

250,000	0.550%, 07/12/24	243,453

	BMW US Capital, LLC*^

500,000	3.900%, 04/09/25	529,940

250,000	2.950%, 04/14/22	251,332

750,000	Brunswick Corp. 0.850%, 08/18/24	733,650

500,000	Caesars Entertainment, Inc.* 6.250%, 07/01/25	518,620

	Daimler Finance North America, LLC*^

1,000,000	2.125%, 03/10/25	1,003,400

250,000	3.400%, 02/22/22	250,443

500,000	DISH DBS Corp. 5.875%, 07/15/22	507,040

1,000,000	Dollar General Corp. 3.250%, 04/15/23	1,018,680

1,000,000	DR Horton, Inc. 5.750%, 08/15/23	1,053,680

	Ford Motor Credit Company, LLC

500,000	3.810%, 01/09/24	507,785

500,000	3.370%, 11/17/23	504,090

500,000	2.300%, 02/10/25	490,465

250,000	3.350%, 11/01/22	252,105

250,000	3.339%, 03/28/22	250,328

250,000	General Motors Company 5.400%, 10/02/23	265,010

1,000,000	General Motors Financial Company, Inc. 1.200%, 10/15/24	978,390

	goeasy, Ltd.*

750,000	5.375%, 12/01/24	768,030

200,000	4.375%, 05/01/26	199,384

626,000	L Brands, Inc.* 9.375%, 07/01/25	749,422

	Lennar Corp.

500,000	4.750%, 11/15/22^	510,175

250,000	4.500%, 04/30/24	262,927

750,000	Mattel, Inc.* 3.375%, 04/01/26	751,125

250,000	MGM Resorts International 6.000%, 03/15/23	258,340

	Newell Brands, Inc.

500,000	4.350%, 04/01/23	511,345

300,000	4.000%, 12/01/24	308,643

500,000	Nordstrom, Inc. 2.300%, 04/08/24	491,900

500,000	Panasonic Corp.* 2.536%, 07/19/22	503,295

250,000	Target Corp. 2.250%, 04/15/25	253,597

605,000	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc.* 5.875%, 04/15/23	624,892

500,000	Toll Brothers Finance Corp.^ 4.375%, 04/15/23	512,285

See accompanying Notes to Schedule of Investments

1

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

1,000,000	Toyota Motor Corp. 0.681%, 03/25/24	$983,120

1,000,000	VF Corp. 2.400%, 04/23/25	1,015,840

		19,044,329

	Consumer Staples (2.0%)

1,000,000	7-Eleven, Inc.* 0.800%, 02/10/24	980,930

200,000	Conagra Brands, Inc. 0.500%, 08/11/23	197,144

1,000,000	Constellation Brands, Inc. 4.250%, 05/01/23	1,034,110

200,000	Hormel Foods Corp. 0.650%, 06/03/24	196,146

500,000	JBS USA LUX, SA / JBS USA Food Company / JBS USA Finance, Inc.* 5.750%, 01/15/28	521,755

750,000	Keurig Dr Pepper, Inc. 0.750%, 03/15/24	735,083

653,000	Land O’ Lakes, Inc.* 6.000%, 11/15/22	670,141

	McCormick & Company Inc/MD

500,000	3.500%, 09/01/23	513,885

350,000	2.700%, 08/15/22	353,283

300,000	0.900%, 02/15/26^	285,303

250,000	PepsiCo, Inc. 2.250%, 03/19/25	254,260

405,000	Pilgrim’s Pride Corp.* 5.875%, 09/30/27	423,221

1,500,000	Walgreens Boots Alliance, Inc. 0.950%, 11/17/23	1,485,135

		7,650,396

	Energy (2.4%)

500,000	Atlantic City Electric 3.375%, 09/01/24	517,760

750,000	Baltimore Gas and Electric Company^ 2.800%, 08/15/22	754,725

750,000	Continental Resources, Inc. 4.500%, 04/15/23	769,672

1,000,000	EQT Corp.* 3.125%, 05/15/26	978,830

1,000,000	Halliburton Company 3.500%, 08/01/23	1,025,280

1,000,000	Kinder Morgan Energy Partners, LP^ 3.500%, 09/01/23	1,026,520

	Occidental Petroleum Corp.

500,000	2.900%, 08/15/24	501,830

250,000	5.875%, 09/01/25	267,423

250,000	ONEOK, Inc.^ 2.750%, 09/01/24	254,545

1,000,000	Ovintiv Exploration, Inc. 5.625%, 07/01/24	1,078,600

250,000	Phillips 66 4.300%, 04/01/22	251,565

750,000	Pioneer Natural Resources Company 0.750%, 01/15/24	735,247

500,000	Saudi Arabian Oil Company* 2.750%, 04/16/22	502,185

PRINCIPAL AMOUNT		VALUE

500,000	TransCanada PipeLines, Ltd. 1.000%, 10/12/24	$489,300

		9,153,482

	Financials (23.0%)

	AerCap Ireland Capital DAC / AerCap Global Aviation Trust

500,000	2.875%, 08/14/24^	508,935

500,000	1.750%, 10/29/24^	492,890

500,000	1.650%, 10/29/24^	491,525

500,000	1.150%, 10/29/23	493,930

	Ally Financial, Inc.

250,000	3.050%, 06/05/23	254,597

250,000	1.450%, 10/02/23	249,145

	American Express Company

1,500,000	3.400%, 02/22/24	1,553,250

250,000	2.750%, 05/20/22	251,260

750,000	Ameriprise Financial, Inc. 3.000%, 03/22/22	752,752

680,000	Ares Capital Corp.^ 3.500%, 02/10/23	693,450

2,000,000	Asian Development Bank 0.375%, 06/11/24	1,955,920

	Aviation Capital Group, LLC*

500,000	1.950%, 09/20/26	477,200

250,000	3.875%, 05/01/23	255,832

	Bank of America Corp.‡

500,000	2.456%, 10/22/25 3 mo. USD LIBOR + 0.87%	504,645

500,000	1.530%, 12/06/25 SOFR + 0.65%	492,120

250,000	1.658%, 03/11/27 SOFR + 0.91%	243,180

250,000	0.981%, 09/25/25^ SOFR + 0.91%	243,615

500,000	Bank Of Montreal 1.500%, 01/10/25	495,210

	Bank of Montreal^

500,000	1.250%, 09/15/26	480,470

500,000	0.625%, 07/09/24	487,160

	Bank of New York Mellon Corp.

750,000	0.850%, 10/25/24^	737,017

500,000	1.950%, 08/23/22	503,725

	Bank of Nova Scotia

1,000,000	1.450%, 01/10/25^	989,250

500,000	0.700%, 04/15/24	489,110

200,000	0.650%, 07/31/24	194,966

1,000,000	Barclays, PLC‡ 1.007%, 12/10/24 1 year CMT + 0.80%	983,880

	Blackstone Private Credit Fund*

500,000	2.350%, 11/22/24	493,020

300,000	1.750%, 09/15/24	292,122

1,000,000	BP Capital Markets America, Inc. 3.790%, 02/06/24	1,043,990

1,000,000	Brookfield Finance, Inc. 4.000%, 04/01/24	1,044,810

450,000	Buffalo State College Foundation Housing Corp. 2.100%, 11/01/22	451,578

500,000	Capital One Financial Corp. 2.600%, 05/11/23	507,125

	Caterpillar Financial Services Corp.

1,000,000	0.450%, 05/17/24	976,240

250,000	2.950%, 02/26/22	250,458

See accompanying Notes to Schedule of Investments

2

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Charles Schwab Corp.

1,000,000	0.750%, 03/18/24	$984,980

250,000	0.900%, 03/11/26	240,415

1,000,000	Chubb INA Holdings, Inc. 3.350%, 05/15/24	1,039,860

	Citigroup, Inc.‡

1,000,000	0.981%, 05/01/25 SOFR + 0.67%	980,820

500,000	2.014%, 01/25/26 SOFR + 0.69%	499,645

500,000	1.281%, 11/03/25 SOFR + 0.53%	490,880

1,000,000	CNO Global Funding*^ 1.650%, 01/06/25	988,220

1,000,000	Cooperatieve Rabobank UA 1.375%, 01/10/25	990,540

475,000	Credit Acceptance Corp.* 5.125%, 12/31/24	481,042

	Credit Suisse AG/New York NY

500,000	1.000%, 05/05/23	498,360

250,000	0.495%, 02/02/24	244,478

1,500,000	Danske Bank, A/S*‡ 0.976%, 09/10/25 1 year CMT + 0.55%	1,460,010

1,250,000	Discover Bank 2.450%, 09/12/24	1,262,362

500,000	DNB Bank, ASA*^‡ 0.856%, 09/30/25 1 year CMT + 0.33%	487,965

1,000,000	Duke Realty, LP^ 3.750%, 12/01/24	1,055,210

1,250,000	European Bank for Reconstruction & Development^ 0.500%, 11/25/25	1,199,300

	European Investment Bank

1,000,000	0.375%, 07/24/24	977,620

1,000,000	0.250%, 09/15/23	986,360

	Fifth Third Bancorp

500,000	4.300%, 01/16/24	523,455

500,000	1.707%, 11/01/27‡ SOFR + 0.69%	485,350

500,000	FNB Corp/PA^ 2.200%, 02/24/23	502,610

500,000	Franklin Resources, Inc. 2.800%, 09/15/22	506,365

	Goldman Sachs Group, Inc.

750,000	0.855%, 02/12/26^‡ SOFR + 0.61%	723,930

500,000	1.757%, 01/24/25‡ SOFR + 0.73%	499,010

500,000	1.217%, 12/06/23	497,660

250,000	0.627%, 11/17/23‡ SOFR + 0.54%	248,568

350,000	HAT Holdings I, LLC / HAT Holdings II, LLC* 3.375%, 06/15/26	338,782

	HSBC Holdings, PLC‡

750,000	0.732%, 08/17/24 SOFR + 0.53%	738,585

500,000	1.162%, 11/22/24 SOFR + 0.58%	493,585

500,000	Huntington National Bank 1.800%, 02/03/23	503,680

	Hyundai Capital America*

250,000	3.950%, 02/01/22	250,000

250,000	3.000%, 06/20/22	252,115

250,000	2.375%, 02/10/23	252,133

PRINCIPAL AMOUNT		VALUE

	Inter-American Development Bank

1,000,000	1.750%, 04/14/22	$1,002,420

1,000,000	1.750%, 03/14/25^	1,008,990

1,000,000	0.233%, 03/15/22‡ 3 mo. USD LIBOR + 0.03%	1,000,110

333,000	Intercontinental Exchange, Inc. 0.700%, 06/15/23	330,496

	International Bank for Reconstruction & Development

1,000,000	1.625%, 02/10/22	1,000,300

1,000,000	1.625%, 01/15/25	1,006,080

	JPMorgan Chase & Company‡

500,000	0.824%, 06/01/25 SOFR + 0.54%	488,225

250,000	1.578%, 04/22/27 SOFR + 0.89%	241,948

250,000	0.768%, 08/09/25 SOFR + 0.49%	243,013

250,000	KeyBank NA/Cleveland OH‡ 0.423%, 01/03/24 SOFR + 0.34%	248,108

1,000,000	KfW Government Guarantee 1.250%, 01/31/25	994,380

	Kreditanstalt fuer Wiederaufbau

2,000,000	2.500%, 02/15/22	2,001,680

300,000	1.000%, 10/01/26^	291,381

1,000,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.* 5.250%, 10/01/25	1,006,110

750,000	Lloyds Banking Group, PLC‡ 0.695%, 05/11/24 1 year CMT + 0.55%	742,065

750,000	LSEGA Financing, PLC*^ 0.650%, 04/06/24	732,817

250,000	Macquarie Bank, Ltd.*^ 2.100%, 10/17/22	252,195

650,000	Macquarie Group, Ltd.*‡ 4.150%, 03/27/24 3 mo. USD LIBOR + 1.33%	668,291

1,000,000	Markel Corp. 3.625%, 03/30/23	1,023,070

335,000	Metropolitan Life Global Funding I* 0.700%, 09/27/24	326,468

750,000	Mizuho Financial Group, Inc.‡ 2.721%, 07/16/23 3 mo. USD LIBOR + 0.84%	755,542

	Mondelez International Holdings Netherlands, BV*

520,000	0.750%, 09/24/24	504,774

250,000	2.125%, 09/19/22	252,218

	Morgan Stanley‡

750,000	0.790%, 05/30/25 SOFR + 0.53%	730,725

750,000	0.731%, 04/05/24 SOFR + 0.62%	743,977

	National Bank of Canada

500,000	2.150%, 10/07/22*	504,520

250,000	2.100%, 02/01/23^	252,743

500,000	National Securities Clearing Corp.* 1.200%, 04/23/23	500,875

500,000	NatWest Group, PLC‡ 2.359%, 05/22/24 1 year CMT + 2.15%	504,180

See accompanying Notes to Schedule of Investments

3

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

500,000	NatWest Markets, PLC*^ 1.600%, 09/29/26	$481,790

500,000	Nordea Bank Abp* 1.500%, 09/30/26	482,770

1,000,000	Nordic Investment Bank 0.375%, 09/11/25	958,370

1,000,000	Oesterreichische Kontrollbank, AG 1.500%, 02/12/25	1,000,730

500,000	OneMain Finance Corp. 6.125%, 03/15/24	524,170

500,000	Pacific Life Global Funding II* 0.500%, 09/23/23	492,555

250,000	PNC Financial Services Group, Inc. 2.200%, 11/01/24	253,580

500,000	Pricoa Global Funding I* 1.200%, 09/01/26	481,340

1,000,000	Radian Group, Inc. 4.500%, 10/01/24	1,029,580

1,000,000	Reinsurance Group of America, Inc. 4.700%, 09/15/23	1,048,050

1,000,000	Reliance Standard Life Global Funding II* 3.850%, 09/19/23	1,034,290

500,000	Rocket Mortgage, LLC / Rocket Mortgage Co-Issuer, Inc.* 2.875%, 10/15/26	476,840

	Royal Bank of Canada

500,000	0.650%, 07/29/24^	487,305

250,000	1.950%, 01/17/23	252,290

250,000	0.875%, 01/20/26	239,325

750,000	Santander Holdings USA, Inc. 3.700%, 03/28/22	751,627

	SBA Tower Trust*

500,000	1.631%, 05/15/51	485,475

250,000	1.840%, 04/15/27	244,664

200,000	1.884%, 07/15/50	197,228

190,000	2.836%, 01/15/50	193,663

250,000	Shell International Finance, BV^ 2.000%, 11/07/24	252,928

	Skandinaviska Enskilda Banken, AB*

500,000	0.650%, 09/09/24^	487,000

300,000	1.200%, 09/09/26	289,125

500,000	SLM Corp. 3.125%, 11/02/26	482,455

	Starwood Property Trust, Inc.*

500,000	5.500%, 11/01/23	516,185

500,000	3.750%, 12/31/24	499,605

	State Street Corp.‡

500,000	2.354%, 11/01/25^ SOFR + 0.94%	508,945

250,000	2.825%, 03/30/23 SOFR + 2.69%	250,705

500,000	StoneX Group, Inc.* 8.625%, 06/15/25	530,910

1,500,000	SVB Financial Group 3.500%, 01/29/25	1,562,400

500,000	Toronto Dominion Bank 1.450%, 01/10/25	494,820

	Toronto-Dominion Bank

500,000	0.750%, 06/12/23	496,935

250,000	1.200%, 06/03/26	241,118

250,000	0.750%, 09/11/25	239,500

250,000	0.750%, 01/06/26^	238,655

PRINCIPAL AMOUNT		VALUE

	Truist Financial Corp.

1,000,000	3.750%, 12/06/23	$1,040,900

250,000	3.050%, 06/20/22	251,965

250,000	2.200%, 03/16/23	252,503

	UBS AG/London*

500,000	0.450%, 02/09/24	488,625

250,000	0.700%, 08/09/24	244,180

1,000,000	UBS Group, AG 1.375%, 01/13/25	987,690

500,000	USAA Capital Corp.* 1.500%, 05/01/23	502,230

	Ventas Realty, LP

1,000,000	3.500%, 04/15/24	1,035,480

1,000,000	3.500%, 02/01/25	1,039,050

750,000	VICI Properties, LP / VICI Note Company, Inc.* 3.500%, 02/15/25	751,665

500,000	Wells Fargo & Company‡ 1.654%, 06/02/24 SOFR + 1.60%	500,770

500,000	Zions Bancorp NA 3.350%, 03/04/22	500,330

		87,178,289

	Health Care (4.3%)

250,000	AbbVie, Inc. 2.300%, 11/21/22	252,563

750,000	Anthem, Inc. 2.375%, 01/15/25	759,967

	AstraZeneca, PLC

250,000	2.375%, 06/12/22	251,370

250,000	0.700%, 04/08/26	238,008

250,000	Bausch Health Companies, Inc.* 5.500%, 11/01/25	252,158

	Baxter International, Inc.*

1,000,000	1.322%, 11/29/24	983,580

500,000	0.868%, 12/01/23	493,635

	Bristol-Myers Squibb Company

1,000,000	2.900%, 07/26/24	1,031,730

250,000	3.550%, 08/15/22	253,882

250,000	Cigna Corp. 0.613%, 03/15/24	245,335

750,000	Elanco Animal Health, Inc. 5.272%, 08/28/23	779,857

	Gilead Sciences, Inc.

500,000	3.250%, 09/01/22	505,570

375,000	0.750%, 09/29/23	370,774

	GlaxoSmithKline Capital, PLC

500,000	2.850%, 05/08/22	503,235

250,000	0.534%, 10/01/23	246,898

500,000	HCA, Inc. 5.875%, 05/01/23	522,245

1,000,000	Health Care Service Corp. A Mutual Legal Reserve Company*^ 1.500%, 06/01/25	981,640

750,000	Humana, Inc. 0.650%, 08/03/23	741,232

400,000	Illumina, Inc. 0.550%, 03/23/23	397,172

	Laboratory Corp. of America Holdings

500,000	3.600%, 02/01/25	520,830

500,000	2.300%, 12/01/24	505,510

1,500,000	Merck & Company, Inc. 2.800%, 05/18/23	1,532,850

See accompanying Notes to Schedule of Investments

4

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

500,000	PerkinElmer, Inc. 0.850%, 09/15/24	$486,635

750,000	Quest Diagnostics, Inc. 3.500%, 03/30/25	782,355

250,000	Stryker Corp. 0.600%, 12/01/23	246,145

	Tenet Healthcare Corp.

500,000	4.625%, 09/01/24*	507,320

250,000	4.625%, 07/15/24	251,130

1,000,000	Teva Pharmaceutical Finance Company, BV 2.950%, 12/18/22	1,000,880

750,000	Thermo Fisher Scientific, Inc. 1.215%, 10/18/24	739,380

		16,383,886

	Industrials (7.5%)

1,000,000	3M Company^ 3.250%, 02/14/24	1,037,190

750,000	Abercrombie & Fitch Management Company* 8.750%, 07/15/25	798,765

	Air Lease Corp.

500,000	0.800%, 08/18/24	485,575

250,000	2.250%, 01/15/23	252,583

750,000	Albertsons Companies, Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC* 3.500%, 02/15/23	757,117

	Avolon Holdings Funding, Ltd.*

500,000	3.625%, 05/01/22	502,660

14,000	2.528%, 11/18/27	13,375

750,000	Beacon Roofing Supply, Inc.*^ 4.500%, 11/15/26	767,475

250,000	Berry Global, Inc. 0.950%, 02/15/24	246,175

500,000	BMW Finance, NV* 2.250%, 08/12/22	504,245

1,000,000	Canadian Pacific Railway Company 1.350%, 12/02/24	988,610

	Daimler Trucks Finance North America, LLC*

500,000	1.625%, 12/13/24	495,090

500,000	1.125%, 12/14/23	495,385

1,000,000	Delta Air Lines, Inc.

	3.800%, 04/19/23	1,012,270

1,000,000	Delta Air Lines, Inc. / SkyMiles IP, Ltd.* 4.500%, 10/20/25	1,037,630

500,000	GATX Corp. 4.350%, 02/15/24	525,600

500,000	Graphic Packaging International, LLC* 0.821%, 04/15/24	487,480

500,000	GXO Logistics, Inc.* 1.650%, 07/15/26	482,220

750,000	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.* 5.750%, 01/20/26	767,362

	Honeywell International, Inc.

250,000	1.350%, 06/01/25	246,858

100,000	0.483%, 08/19/22	100,015

	Huntington Ingalls Industries, Inc.

375,000	0.670%, 08/16/23*	369,094

PRINCIPAL AMOUNT		VALUE

250,000	3.844%, 05/01/25	$261,860

1,000,000	IHS Markit, Ltd. 4.125%, 08/01/23	1,035,350

500,000	Infor, Inc.* 1.450%, 07/15/23	498,055

	John Deere Capital Corp.

250,000	2.950%, 04/01/22	251,095

250,000	0.700%, 07/05/23^	248,385

1,000,000	L3Harris Technologies, Inc. 3.850%, 06/15/23	1,029,460

	Leidos, Inc.

500,000	3.625%, 05/15/25	520,785

500,000	2.950%, 05/15/23	508,225

1,000,000	Mars, Inc.* 2.700%, 04/01/25	1,025,420

1,000,000	Nestle Holdings, Inc.* 0.375%, 01/15/24	978,790

1,000,000	Parker-Hannifin Corp. 2.700%, 06/14/24	1,020,290

350,000	QVC, Inc. 4.850%, 04/01/24	355,925

	Roper Technologies, Inc.

500,000	1.000%, 09/15/25	480,500

250,000	0.450%, 08/15/22	249,598

	Ryder System, Inc.

700,000	3.875%, 12/01/23	727,636

500,000	2.875%, 06/01/22	502,905

250,000	Sensata Technologies, BV* 4.875%, 10/15/23	256,605

	Siemens Financieringsmaatschappij, NV*

500,000	3.250%, 05/27/25	522,300

500,000	0.650%, 03/11/24	491,195

250,000	0.400%, 03/11/23	247,853

	SMBC Aviation Capital Finance DAC*

1,000,000	4.125%, 07/15/23	1,032,980

500,000	1.900%, 10/15/26	487,415

750,000	Teledyne Technologies, Inc. 0.950%, 04/01/24	736,567

1,000,000	Verisk Analytics, Inc. 4.000%, 06/15/25	1,054,820

1,000,000	Waste Management, Inc. 3.500%, 05/15/24	1,035,960

600,000	WESCO Distribution, Inc.* 7.125%, 06/15/25	628,626

		28,561,374

	Information Technology (4.9%)

1,500,000	Apple, Inc. 2.850%, 05/11/24	1,543,935

1,000,000	Autodesk, Inc. 4.375%, 06/15/25	1,070,840

500,000	Block, Inc.* 2.750%, 06/01/26	485,180

300,000	CDW, LLC / CDW Finance Corp. 4.125%, 05/01/25	304,188

500,000	CGI, Inc.* 1.450%, 09/14/26	480,490

1,000,000	Dell International, LLC / EMC Corp. 4.000%, 07/15/24	1,047,390

500,000	Fidelity National Information Services, Inc. 0.600%, 03/01/24	488,020

See accompanying Notes to Schedule of Investments

5

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

500,000	Fortinet, Inc. 1.000%, 03/15/26	$475,750

	Hewlett Packard Enterprise Company

750,000	1.450%, 04/01/24	744,405

300,000	2.250%, 04/01/23	303,012

500,000	HP, Inc. 1.450%, 06/17/26	482,395

1,000,000	Intel Corp.^ 2.875%, 05/11/24	1,029,010

500,000	Intuit, Inc.^ 0.650%, 07/15/23	495,650

500,000	KLA Corp. 4.650%, 11/01/24	534,090

1,000,000	Microchip Technology, Inc. 0.972%, 02/15/24	979,220

1,000,000	NetApp, Inc. 1.875%, 06/22/25	988,280

1,000,000	NVIDIA Corp.^ 0.584%, 06/14/24	978,330

750,000	NXP, BV / NXP Funding, LLC* 4.625%, 06/01/23	779,205

1,000,000	Oracle Corp. 2.400%, 09/15/23	1,012,000

	PayPal Holdings, Inc.

1,000,000	2.400%, 10/01/24	1,019,140

750,000	2.200%, 09/26/22^	757,552

750,000	PTC, Inc.* 3.625%, 02/15/25	753,120

	Seagate HDD Cayman

400,000	4.250%, 03/01/22	400,000

350,000	4.750%, 06/01/23	360,710

250,000	Texas Instruments, Inc.^ 1.125%, 09/15/26	242,830

200,000	TSMC Arizona Corp. 1.750%, 10/25/26	196,796

750,000	VMware, Inc. - Class A 1.000%, 08/15/24	733,005

		18,684,543

	Materials (1.6%)

500,000	Alcoa Nederland Holding, BV* 5.500%, 12/15/27	526,760

250,000	Avery Dennison Corp. 0.850%, 08/15/24	243,875

250,000	Ball Corp. 4.000%, 11/15/23	257,910

350,000	Clearwater Paper Corp.* 5.375%, 02/01/25	372,680

1,000,000	Freeport-McMoRan, Inc. 5.000%, 09/01/27	1,035,840

1,000,000	Genuine Parts Company 1.750%, 02/01/25	993,680

250,000	Georgia-Pacific, LLC* 0.625%, 05/15/24	243,890

500,000	Martin Marietta Materials, Inc. 0.650%, 07/15/23	495,060

750,000	Sealed Air Corp.*^ 5.250%, 04/01/23	769,207

1,000,000	Sonoco Products Company 1.800%, 02/01/25	992,840

		5,931,742

	Other (0.1%)

250,000	Toyota Motor Credit Corp. 0.800%, 01/09/26	239,723

PRINCIPAL AMOUNT		VALUE

	Real Estate (1.7%)

250,000	American Tower Corp.^ 0.600%, 01/15/24	$244,875

500,000	EPR Properties 4.500%, 04/01/25	527,710

	Equinix, Inc.

500,000	1.000%, 09/15/25^	478,985

250,000	1.250%, 07/15/25	242,478

500,000	Federal Realty Investment Trust 1.250%, 02/15/26	482,380

750,000	Forestar Group, Inc.* 3.850%, 05/15/26	740,542

1,000,000	Healthpeak Properties, Inc. 3.400%, 02/01/25	1,038,650

500,000	Kimco Realty Corp.^ 3.125%, 06/01/23	509,125

500,000	Service Properties Trust 5.000%, 08/15/22	499,010

	Simon Property Group, LP

500,000	1.375%, 01/15/27^	479,930

250,000	2.000%, 09/13/24	251,560

	Welltower, Inc.

500,000	3.625%, 03/15/24	518,960

250,000	4.000%, 06/01/25	265,200

		6,279,405

	Special Purpose Acquisition Companies (0.6%)

1,000,000	Novartis Capital Corp.^ 3.400%, 05/06/24	1,043,230

1,000,000	Shire Acquisitions Investments Ireland DAC 2.875%, 09/23/23	1,019,890

		2,063,120

	Utilities (3.2%)

250,000	AES Corp. 1.375%, 01/15/26	239,510

500,000	Alexander Funding Trust* 1.841%, 11/15/23	497,990

500,000	American Electric Power Company, Inc. 0.750%, 11/01/23	494,005

1,000,000	CMS Energy Corp. 3.600%, 11/15/25	1,050,420

250,000	Consolidated Edison, Inc. 0.650%, 12/01/23	246,035

300,000	DPL, Inc. 4.125%, 07/01/25	307,164

	DTE Energy Company

1,000,000	1.050%, 06/01/25	964,630

250,000	2.250%, 11/01/22	252,345

500,000	Duke Energy Carolinas, LLC 3.350%, 05/15/22	504,175

750,000	Enel Finance International, NV* 2.650%, 09/10/24	761,610

250,000	Entergy Arkansas, LLC 3.500%, 04/01/26	263,990

300,000	Entergy Corp. 0.900%, 09/15/25	286,815

250,000	Entergy Louisiana, LLC 0.620%, 11/17/23	246,883

500,000	Entergy Texas, Inc. 1.500%, 09/01/26	479,755

500,000	Florida Power & Light Company 2.850%, 04/01/25	514,600

See accompanying Notes to Schedule of Investments

6

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

750,000	Georgia Power Company 2.100%, 07/30/23	$757,050

167,000	NextEra Energy Capital Holdings, Inc. 0.650%, 03/01/23	166,233

500,000	Pacific Gas and Electric Company 1.750%, 06/16/22	500,285

25,000	PPL Capital Funding, Inc.^‡ 2.885%, 03/30/67 3 mo. USD LIBOR + 2.67%	23,197

250,000	Public Service Electric and Gas Company 0.950%, 03/15/26	240,798

1,500,000	Public Service Enterprise Group, Inc. 0.841%, 11/08/23	1,488,600

1,000,000	Southern California Gas Company^ 3.150%, 09/15/24	1,036,570

250,000	Southern Company^ 0.600%, 02/26/24	244,380

250,000	Southern Power Company 0.900%, 01/15/26	238,545

500,000	WEC Energy Group, Inc. 0.800%, 03/15/24	490,495

		12,296,080

	TOTAL CORPORATE BONDS (Cost $231,851,954)	229,420,023

U.S. GOVERNMENT AND AGENCY SECURITIES (7.9%)

	United States Treasury Note

8,000,000	0.375%, 10/31/23^	7,899,844

6,000,000	0.625%, 10/15/24	5,888,437

5,700,000	0.250%, 09/30/23^	5,623,852

4,000,000	1.125%, 10/31/26^	3,912,188

2,000,000	2.000%, 05/31/24	2,034,219

2,000,000	1.750%, 07/31/24^	2,023,203

2,000,000	0.125%, 02/15/24	1,957,734

500,000	0.750%, 11/15/24^	491,797

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $30,138,724)	29,831,274

SOVEREIGN BONDS (0.3%)

500,000	Kommunalbanken, AS* 0.500%, 01/13/26	478,305

750,000	Korea Development Bank 0.750%, 01/25/25	730,125

	TOTAL SOVEREIGN BONDS (Cost $1,242,044)	1,208,430

BANK LOANS (9.7%) ¡

	Airlines (0.1%)

470,000	AAdvantage Loyalty IP, Ltd.‡ 5.500%, 04/20/28 3 mo. LIBOR + 4.75%	488,539

PRINCIPAL AMOUNT		VALUE

	Communication Services (1.6%)

1,496,104	Charter Communications Operating, LLC‡ 1.860%, 04/30/25 1 mo. LIBOR + 1.75%	$1,493,673

150,000	DIRECTV Financing, LLC! 0.000%, 08/02/27	150,399

1,188,582	Go Daddy Operating Company, LLC‡ 1.855%, 02/15/24 1 mo. LIBOR + 1.75%	1,182,062

1,000,000	Nexstar Broadcasting, Inc.‡ 2.602%, 09/18/26 1 mo. LIBOR + 2.50%	998,125

1,266,016	Nielsen Finance LLC‡ 2.104%, 10/04/23 1 mo. LIBOR + 2.00%	1,267,074

942,175	SBA Senior Finance II, LLC‡ 1.860%, 04/11/25 1 mo. LIBOR + 1.75%	935,645

		6,026,978

	Consumer Discretionary (0.4%)

993,747	Murphy USA, Inc.‡ 2.250%, 01/31/28 1 mo. LIBOR + 1.75%	996,544

498,747	PetSmart, Inc.‡ 4.500%, 02/11/28 6 mo. LIBOR + 3.75%	498,670

		1,495,214

	Consumer Staples (0.7%)

942,370	Energizer Holdings, Inc.‡ 2.750%, 12/22/27 1 mo. LIBOR + 2.25%	941,928

997,436	JBS USA LUX, SA! 0.000%, 05/01/26	996,244

448,577	JBS USA LUX, SA‡ 2.105%, 05/01/26 1 mo. LIBOR + 2.00%	448,041

291,853	United Natural Foods, Inc.‡ 3.355%, 10/22/25 1 mo. LIBOR + 3.25%	292,263

		2,678,476

	Energy (0.4%)

1,236,312	DT Midstream, Inc.‡ 2.500%, 06/26/28 3 mo. LIBOR + 2.00%	1,243,565

134,307	DT Midstream, Inc.! 0.000%, 06/26/28	134,764

		1,378,329

	Financials (0.7%)

996,247	Jazz Financing Lux Sarl‡ 3.605%, 05/05/28 1 mo. LIBOR + 3.50%	997,871

1,005,992	Level 3 Financing, Inc.‡ 1.855%, 03/01/27 1 mo. LIBOR + 1.75%	990,670

500,000	Level 3 Financing, Inc.! 0.000%, 03/01/27	492,385

		2,480,926

See accompanying Notes to Schedule of Investments

7

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Health Care (1.3%)

498,750	Avantor Funding, Inc.‡ 2.750%, 11/08/27 1 mo. LIBOR + 2.25%	$498,984

408,669	Avantor, Inc.‡ 2.500%, 11/21/24 1 mo. LIBOR + 2.00%	408,209

944,122	Catalent Pharma Solutions Inc.‡ 2.500%, 02/22/28 1 mo. LIBOR + 2.00%	945,774

1,000,000	DaVita, Inc.! 0.000%, 08/12/26	994,045

500,000	Embecta Corp.! 0.000%, 01/27/29	500,783

184,075	HCA, Inc.‡ 1.855%, 06/30/28 1 mo. LIBOR + 1.75%	185,364

362,982	Icon Luxembourg Sarl‡ 2.750%, 07/03/28 3 mo. LIBOR + 2.25%	362,664

90,437	Icon Luxembourg Sarl‡ 2.750%, 07/03/28 3 mo. LIBOR + 2.25%	90,358

1,000,000	Organon & Co.‡ 3.500%, 06/02/28 3 mo. LIBOR + 3.00%	1,000,625

		4,986,806

	Industrials (2.7%)

1,195,247	AECOM Technology Corp.‡ 1.855%, 04/13/28 1 mo. LIBOR + 1.75%	1,198,235

500,000	Air Canada‡ 4.250%, 08/11/28 3 mo. LIBOR + 3.50%	502,395

600,000	APi Group DE, Inc.! 0.000%, 12/18/28	600,150

400,000	APi Group DE, Inc.‡ 2.855%, 12/18/28 1 mo. LIBOR + 2.75%	400,100

1,500,000	Berry Global, Inc.‡ 1.854%, 07/01/26 1 mo. LIBOR + 1.75%	1,484,197

997,481	GFL Environmental, Inc.! 0.000%, 05/30/25	999,631

993,747	Horizon Therapeutics USA, Inc.‡ 2.250%, 03/15/28 1 mo. LIBOR + 2.00%	988,157

1,000,000	Jeld-Wen Inc.! 0.000%, 07/28/28	1,000,625

924,272	Spectrum Brands, Inc.‡ 2.500%, 03/03/28 1 mo. LIBOR + 2.00%	923,842

486,288	TransDigm, Inc.‡ 2.355%, 12/09/25 1 mo. LIBOR + 2.25%	481,938

1,087,644	United Rentals, Inc.‡ 1.855%, 10/31/25 1 mo. LIBOR + 1.75%	1,091,314

750,000	XPO Logistics, Inc.‡ 1.852%, 02/24/25 1 mo. LIBOR + 1.75%	745,358

		10,415,942

PRINCIPAL AMOUNT		VALUE

	Information Technology (1.3%)

247,500	Camelot U.S. Acquisition 1 Company‡ 4.000%, 10/30/26 1 mo. LIBOR + 3.00%	$247,422

245,000	Camelot U.S. Acquisition 1 Company‡ 3.105%, 10/30/26 1 mo. LIBOR + 3.00%	244,541

942,274	ON Semiconductor Corp.‡ 2.105%, 09/19/26 1 mo. LIBOR + 2.00%	944,408

692,802	Open Text Corp.‡ 1.854%, 05/30/25 1 mo. LIBOR + 1.75%	695,563

744,375	Playtika Holding Corp.‡ 2.855%, 03/13/28 1 mo. LIBOR + 2.75%	743,135

1,000,000	TTM Technologies, Inc.‡ 2.602%, 09/28/24 1 mo. LIBOR + 2.50%	1,000,830

1,000,000	ZoomInfo LLC! 0.000%, 02/02/26	1,000,625

		4,876,524

	Materials (0.5%)

1,000,000	American Axle and Manufacturing, Inc.‡ 3.000%, 04/06/24 1 mo. LIBOR + 2.25%	998,660

1,000,000	H.B. Fuller Company! 0.000%, 10/20/24	1,001,500

		2,000,160

	TOTAL BANK LOANS (Cost $36,887,902)	36,827,894

ASSET BACKED SECURITIES (15.2%)

	Communication Services (0.4%)

1,000,000	Verizon Owner Trust 2020-A 1.980%, 07/22/24	1,008,813

500,000	Verizon Owner Trust 2020-B 0.470%, 02/20/25	497,279

		1,506,092

	Consumer Discretionary (0.9%)

1,500,000	Avis Budget Rental Car Funding AESOP, LLC 2019-2A* 3.350%, 09/22/25	1,556,083

2,000,000	BMW Vehicle Lease Trust 2022-A3 1.100%, 03/25/25	1,992,249

		3,548,332

	Financials (8.9%)

2,000,000	American Express Credit Account Master Trust Series 2017-6 0.900%, 11/15/26	1,968,422

500,000	American Tower Trust #1 Series 2013-2A* 3.070%, 03/15/48	499,498

2,000,000	Capital One Multi-Asset Execution Trust Series 2016-A6 1.040%, 11/16/26	1,973,385

See accompanying Notes to Schedule of Investments

8

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

195,711	Commonbond Student Loan Trust 2018-C-GS* 3.870%, 02/25/46	$199,695

581,287	Commonbond Student Loan Trust 2019-A-GS* 2.540%, 01/25/47	584,523

919,463	Commonbond Student Loan Trust 2021-B-GS* 1.170%, 09/25/51	893,033

460,416	Commonbond Student Loan Trust Series 2017-BGS* 2.680%, 09/25/42	463,072

292,929	Commonbond Student Loan Trust Series 2021-AGS* 1.200%, 03/25/52	287,895

1,000,000	Credit Acceptance Auto Loan Trust 2020-3* 1.240%, 10/15/29	996,223

1,140,000	Credit Acceptance Auto Loan Trust 2021-2* 0.960%, 02/15/30	1,124,527

500,000	Credit Acceptance Auto Loan Trust 2021-4* 1.260%, 10/15/30	493,010

500,000	Dell Equipment Finance Trust 2020-2* 0.570%, 10/23/23	498,262

1,550,000	Dell Equipment Finance Trust Series 2020-1* 2.980%, 04/24/23	1,570,426

300,000	Dell Equipment Finance Trust Series 2021-1* 0.710%, 05/22/26	296,362

551,767	DT Auto Owner Trust 2020-1A* 2.160%, 05/15/24	553,080

375,325	Enterprise Fleet Financing, LLC 2019-3* 2.060%, 05/20/25	377,403

2,000,000	Ford Credit Auto Owner Trust 2019-1* 3.520%, 07/15/30	2,079,232

1,000,000	Ford Credit Floorplan Master Owner Trust 2019-1 2.840%, 03/15/24	1,002,997

5,580	GM Financial Consumer Automobile Receivables Trust 2018-3 3.020%, 05/16/23	5,587

1,500,000	Hertz Vehicle Financing, LLC 2021-1A* 1.210%, 12/26/25	1,470,085

928,731	Kubota Credit Owner Trust 2020- 1* 1.960%, 03/15/24	935,109

2,000,000	MMAF Equipment Finance, LLC 2017-B* 2.720%, 06/15/40	2,038,999

720,973	Navient Private Education Refi Loan Trust 2020-BA* 2.120%, 01/15/69	723,306

1,200,000	NextGear Floorplan Master Owner Trust 2019-1A* 3.210%, 02/15/24	1,201,172

271,000	NextGear Floorplan Master Owner Trust 2021-1A* 0.850%, 07/15/26	265,099

PRINCIPAL AMOUNT		VALUE

777,000	OneMain Direct Auto Receivables Trust 2021-1A* 1.260%, 07/14/28	$756,368

860,000	Oscar US Funding Trust XII, LLC Series 2021-1A* 1.000%, 04/10/28	837,890

1,424,385	Oscar US Funding Trust XIII, LLC 2021-2A* 0.390%, 08/12/24	1,418,567

667,838	Palmer Square Loan Funding, Ltd. 2019-3A*‡ 1.010%, 08/20/27 3 mo. USD LIBOR + 0.85%	667,837

1,087,676	Pawnee Equipment Receivables Series, LLC 2020-1* 1.370%, 11/17/25	1,089,937

325,000	Pawnee Equipment Receivables Series, LLC 2021-1* 1.100%, 07/15/27	322,390

1,240,000	Progress Residential Trust 2019- SFR4* 2.687%, 10/17/36	1,246,088

792,000	Progress Residentiall Trust Series 2021-SFR5* 1.658%, 07/17/38	766,256

1,885,302	SoFi Professional Loan Program Trust 2020-C* 1.950%, 02/15/46	1,890,464

84,361	Sofi Professional Loan Program, LLC - 2016-E* 2.490%, 01/25/36	84,537

1,615,000	Toyota Auto Loan Extended Note Trust 2019-1A* 2.560%, 11/25/31	1,653,312

500,000	World Omni Select Auto Trust 2020-A 0.550%, 07/15/25	499,362

		33,733,410

	Industrials (0.3%)

1,000,000	John Deere Owner Trust 2021-B 0.740%, 05/15/28	967,826

	Other (4.6%)

2,000,000	Aligned Data Centers Issuer, LLC 2021-1A* 1.937%, 08/15/46	1,929,944

1,125,000	Atalaya Equipment Leasing Trust 2021-1A* 1.230%, 05/15/26	1,121,011

1,475,000	CCG Receivables Trust 2019-1* 3.570%, 09/14/26	1,498,479

330,000	CCG Receivables Trust 2021-2* 1.270%, 03/14/29	323,625

1,691,667	CLI Funding VI, LLC Series 2020- 3A* 2.070%, 10/18/45	1,657,506

1,209,000	CNH Equipment Trust 2020-A 2.300%, 10/15/27	1,225,516

410,123	CNH Equipment Trust 2020-A 1.160%, 06/16/25	410,530

2,333,000	HPEFS Equipment Trust 2020- 2A* 1.200%, 07/22/30	2,335,783

500,000	HPEFS Equipment Trust 2021-1* 0.570%, 03/20/31	494,186

See accompanying Notes to Schedule of Investments

9

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

363,967	MVW Owner Trust 2019-1* 2.890%, 11/20/36	$369,444

48,764	SCF Equipment Leasing, LLC 2019-2* 2.220%, 06/20/24	48,816

1,000,000	SCF Equipment Leasing, LLC 2020-1* 1.190%, 10/20/27	999,720

1,070,000	SCF Equipment Leasing, LLC 2021-1A* 0.830%, 08/21/28	1,061,014

400,000	Tesla Auto Lease Trust 2020-A* 0.680%, 12/20/23	399,398

500,000	Tesla Auto Lease Trust 2021-A* 1.020%, 03/20/25	493,970

775,000	Tesla Auto Lease Trust Series 2021-B* 0.910%, 09/22/25	757,220

1,500,917	Vantage Data Centers Issuer, LLC 2018-2A* 4.196%, 11/16/43	1,530,994

1,000,000	Verizon Master Trust 2021-2B 1.280%, 04/20/28	986,286

		17,643,442

	Utilities (0.1%)

224,997	Harley-Davidson Motorcycle Trust 2020-A 1.870%, 10/15/24	226,217

	TOTAL ASSET BACKED SECURITIES (Cost $58,127,558)	57,625,319

MUNICIPAL OBLIGATIONS (4.5%)

	Airlines (0.1%)

250,000	Dallas Fort Worth International Airport 1.041%, 11/01/23	248,753

	Other (4.1%)

400,000	Alaska Housing Finance Corp. 0.846%, 12/01/23	395,311

250,000	Armada Area Schools 0.950%, 05/01/25	245,738

155,000	City of Auburn CA 0.961%, 06/01/25	150,455

500,000	City of Moline IL 0.542%, 12/01/22	498,282

1,000,000	City of Montclair CA 0.926%, 06/01/24	980,950

850,000	City of San Ramon CA 0.490%, 07/01/23	841,767

500,000	City of Wheaton IL 0.786%, 12/01/24	489,908

300,000	City of Willows CA 0.770%, 08/01/23	296,963

240,000	City of Willows CA 0.720%, 08/01/22	239,754

290,000	Cloverleaf Local School District 0.839%, 03/01/22	290,064

150,000	Colorado Housing and Finance Authority 0.858%, 11/01/24	147,519

PRINCIPAL AMOUNT		VALUE

250,000	Corona-Norco Unified School District 1.000%, 09/01/25	$242,235

250,000	County of Bergen NJ 2.000%, 11/01/23	252,796

295,000	County of San Diego CA 0.600%, 10/01/23	291,287

290,000	County of San Diego CA 0.480%, 10/01/22	289,315

155,000	County of Santa Cruz AZ Pledged Revenue 1.250%, 07/01/24	152,879

135,000	County of Santa Cruz AZ Pledged Revenue 0.700%, 07/01/22	134,903

200,000	County of Sierra CA 0.920%, 08/01/22	199,965

250,000	Cypress-Fairbanks Independent School District 5.000%, 02/15/25	275,685

400,000	Duluth Independant School District No. 709 2.000%, 02/01/23	402,670

230,000	Duluth Independent School District No. 709 0.710%, 02/01/22	230,000

175,000	Encinitas Public Financing Authority 1.020%, 10/01/25	169,084

175,000	Encinitas Public Financing Authority 0.790%, 10/01/24	170,524

400,000	Fairfield Facilities Corp. 2.000%, 09/01/24	402,704

250,000	Galveston Independent School District 5.000%, 02/01/25	275,487

175,000	Haverstraw-Stony Point Central School District 0.790%, 05/01/23	173,986

200,000	Indiana Bond Bank Revenue 0.650%, 02/01/24	196,527

200,000	Indiana Bond Bank Revenue 0.470%, 02/01/23	198,752

640,000	Kentucky Housing Corp. 0.550%, 07/01/23	633,896

500,000	Lake Central Multi-District School Building Corp. 0.853%, 01/15/24	494,010

200,000	Lakeside Fire Protection District++ 1.250%, 08/01/23	199,509

125,000	Lakeside Fire Protection District++ 1.620%, 08/01/24	124,701

215,000	Minnetonka Independent School District No 276 2.000%, 01/01/24	217,446

155,000	Natomas Unified School District 0.700%, 08/01/22	154,926

150,000	Pharr San Juan Alamo Independent School District TX 5.000%, 02/01/25	165,037

250,000	Reedy Creek Improvement District 1.549%, 06/01/23	251,671

400,000	Regl Transprtn Auth Il Regtrn 06/25 Fixed 3 3.000%, 06/01/25	409,597

See accompanying Notes to Schedule of Investments

10

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

265,000	Sallisaw Municipal Authority 1.420%, 09/01/24	$262,076

400,000	San Bernardino City Unified School District 0.792%, 08/01/23	397,116

350,000	South Dakota Health & Educational Facilities Authority 0.594%, 11/01/22	348,336

250,000	Thornapple Kellogg School District 0.930%, 05/01/25	244,168

250,000	Torrance Joint Powers Financing Authority 1.289%, 10/01/22	250,715

250,000	Town of Oyster Bay NY 2.000%, 08/15/23	252,549

525,000	Town of Stratford CT 0.956%, 08/01/24	517,828

100,000	Ukiah Public Financing Authority 1.370%, 04/01/22	99,960

250,000	Village of Tarrytown NY 2.000%, 10/15/23	253,164

300,000	Virginia Housing Development Authority 0.607%, 09/01/23	297,784

250,000	West Covina Public Financing Authority 1.847%, 08/01/22	250,558

400,000	West Mifflin Sanitary Sewer Municipal Authority 1.052%, 08/01/23	398,821

250,000	West Mifflin Sanitary Sewer Municipal Authority 0.895%, 08/01/22	250,225

125,000	Wichita Falls 4B Sales Tax Corp. 1.049%, 09/01/25	121,021

340,000	Williamston Community Schools School District 1.050%, 05/01/25	333,328

200,000	Woodbury County Law Enforcement Center Authority 0.719%, 06/01/22	200,161

		15,764,113

	Utilities (0.3%)

505,000	Augusta GA Water & Sewer Revenue 4.300%, 10/01/26	527,397

135,000	City of Fountain Company Electric Water & Wastewater Utility Enterprise Revenue 0.930%, 12/01/23	133,469

100,000	City of Fountain Company Electric Water & Wastewater Utility Enterprise Revenue 0.870%, 12/01/22	99,792

260,000	Twin Lakes Regional Sewer District 0.570%, 07/01/23	257,095

		1,017,753

	TOTAL MUNICIPAL OBLIGATIONS (Cost $17,219,364)	17,030,619

PRINCIPAL AMOUNT		VALUE

RESIDENTIAL MORTGAGE BACKED SECURITIES (1.3%)

1,190,000	BANK 2019-BNK16 3.933%, 02/15/52	$1,228,966

1,547,935	CSAIL 2017-CX9 Commercial Mortgage Trust 3.054%, 09/15/50	1,559,077

669,916	GS Mortgage-Backed Securities Trust 2021-PJ11*‡ 2.500%, 04/25/52	666,156

1,125,706	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 3.773%, 04/15/47	1,156,863

152,449	Wells Fargo Commercial Mortgage Trust 2015-LC20 2.678%, 04/15/50	152,367

89,117	Wells Fargo Commercial Mortgage Trust 2017-RC1 3.118%, 01/15/60	89,107

41,370	WFRBS Commercial Mortgage Trust 2012-C10 2.453%, 12/15/45	41,552

118,287	WFRBS Commercial Mortgage Trust 2014-LC14 3.522%, 03/15/47	120,405

	TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $5,048,913)	5,014,493

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (8.8%)

33,256,715	State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $33,256,715)	33,256,715

TOTAL INVESTMENTS (108.2%) (Cost $413,773,174)		410,214,767

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-8.8%)		(33,256,715)

OTHER ASSETS, LESS LIABILITIES (0.6%)		2,433,226

NET ASSETS (100.0%)		$379,391,278

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^	Security, or portion of security, is on loan.

See accompanying Notes to Schedule of Investments

11

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2022 (UNAUDITED)

‡	Variable rate security. The rate shown is the rate in effect at January 31, 2022.
¡	Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
!

This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

+	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2022.

See accompanying Notes to Schedule of Investments

12

Note 1 – Organization and Significant Accounting Policies

Organization. CALAMOS INVESTMENT TRUST, a Massachusetts business trust organized December 21, 1987 (the “Trust”), consists of nineteen series, Market Neutral Income Fund, Hedged Equity Fund, Phineus Long/Short Fund, Convertible Fund, Global Convertible Fund, Timpani Small Cap Growth Fund, Timpani SMID Growth Fund, Growth Fund, Growth and Income Fund, Dividend Growth Fund, Select Fund, International Growth Fund , Evolving World Growth Fund, Global Equity Fund, Global Opportunities Fund, Global Sustainable Equities Fund (commenced operations on December 17, 2021), Total Return Bond Fund, High Income Opportunities Fund, and Short-Term Bond Fund, (each a “Fund” and collectively the “Funds”). The Trust is registered under the Investment Company Act of 1940 as amended (the “1940 Act”) as an open-end management investment company. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Significant Accounting Policies. The Schedules of Investments have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Funds:

Fund Valuation. The valuation of the Funds’ investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the respective Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the respective Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

Each Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, each Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. Each Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates.

As of January 31, 2022, the Fund had outstanding forward foreign currency contracts as listed on the Schedule of Investments.

Note 2 – Investments

The cost basis of investments (excluding Investments of Collateral for Securities on Loan) for federal income tax purposes at January 31, 2022 was as follows:*

FUND	COST BASIS OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Market Neutral Income Fund	$12,582,024,907	$3,554,791,536	$(1,178,247,883)	$2,376,543,653
Hedged Equity Fund	432,311,237	182,014,435	(7,596,510)	174,417,925
Phineus Long/Short Fund	251,381,666	74,887,155	(17,365,650)	57,521,505
Convertible Fund	1,343,350,144	213,523,880	(73,665,845)	139,858,035
Global Convertible Fund	247,932,802	21,503,713	(20,122,673)	1,381,040
Timpani Small Cap Growth Fund	395,369,894	49,300,274	(28,725,252)	20,575,022
Timpani SMID Growth Fund	16,710,892	3,606,397	(1,057,319)	2,549,078
Growth Fund	1,048,511,447	619,493,529	(34,639,411)	584,854,118
Growth and Income Fund	1,508,310,865	1,206,481,037	(24,301,789)	1,182,179,248
Dividend Growth Fund	9,756,405	7,913,497	(114,670)	7,798,827
Select Fund	33,242,503	15,723,477	(332,151)	15,391,326
International Growth Fund	194,279,858	63,609,932	(3,585,646)	60,024,286
Evolving World Growth Fund	423,296,629	85,139,974	(16,881,603)	68,258,371
Global Equity Fund	68,553,138	37,266,813	(1,306,254)	35,960,559
Global Opportunities Fund	247,932,667	65,670,507	(4,375,170)	61,295,337
Global Sustainable Equities Fund	2,430,104	34,151	(164,265)	(130,114)
Total Return Bond Fund	43,516,577	991,866	(870,265)	121,601
High Income Opportunities Fund	43,618,482	898,173	(1,330,199)	(432,026)
Short-Term Bond Fund	413,773,174	610,046	(4,168,453)	(3,558,407)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

Note 3 – Short Sales

Securities sold short represent obligations to deliver the securities at a future date. A Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. Dividends paid on securities sold short are disclosed as an expense on the Statements of Operations. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.